UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07883

ICON Funds

(Exact name of registrant as specified in charter)

5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)

Brian D. Harding 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT March 31, 2020

Diversified Funds

ICON Equity Income Fund (IOEZX, IOECX, IEQAX)

ICON Flexible Bond Fund (IOBZX, IOBCX, IOBAX)

ICON Fund (ICNZX, ICNCX, ICNAX)

ICON Long/Short Fund (IOLZX, IOLCX, ISTAX)

ICON Opportunities Fund (ICONX)

ICON Risk-Managed Balanced Fund (IOCZX, IOCCX, IOCAX)

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

Beginning on January 1, 2021, ICON will no longer send paper copies of the Funds’ annual and semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and given a website address of where to access the report.

If you have already opted to receive e-delivery, this change will not affect you and you do not need to take any action. At any time, shareholders who invest directly in the ICON Funds may generally elect to receive reports or other communications electronically by enrolling at www.iconfunds.com or calling 1-800-764-0442 or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with ICON, please call 1-800-764-0442. If you are a retirement plan sponsor or invest in the ICON Funds through a financial intermediary, please contact your representative or financial intermediary. Your election to receive reports as a paper copy will apply to all ICON Funds held in your account. Your election can be changed at any time in the future.

1-800-764-0442 ● www.iconfunds.com

ICON Diversified Funds	About this Report

March 31, 2020 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2020, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

There are risks associated with selling short, including the risk that the ICON Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The ICON Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity in the underlying securities, and are not suitable for all investors.

Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The ICON Equity Income Fund and ICON Flexible Bond Fund may invest up to 25% and 35% of its assets in high-yield bonds that are below investment grade, respectively. ICON Risk-Managed Balanced Fund may invest up to 10% of its assets in high-yield bonds that are below investment grade. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

Investments in other mutual fund companies may entail certain risks. For example, the Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Additionally, an investment by the Fund or underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Equity Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (6.60%)
Communication Services (0.68%)
CSC Holdings LLC
10.88%, 10/15/25(a)	$350,000	$377,125

Consumer Discretionary (2.05%)
Foot Locker, Inc.
8.50%, 01/15/22	500,000	475,000
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	650,000	659,419
		1,134,419
Consumer Staples (1.03%)
Central Garden & Pet Co.
6.13%, 11/15/23	600,000	571,440

Energy (0.75%)
Continental Resources, Inc.
5.00%, 09/15/22	172,000	106,627
Diamondback Energy, Inc.
5.38%, 05/31/25	100,000	73,742
MPLX LP
6.38%, 05/01/24(a)	250,000	237,597
		417,966
Financial (0.24%)
Avation Capital SA
6.50%, 05/15/21(a)	150,000	136,500

Health Care (0.36%)
Molina Healthcare, Inc.
5.38%, 11/15/22	200,000	198,000

Industrials (0.64%)
RR Donnelley & Sons Co.
7.88%, 03/15/21	155,000	156,937
TransDigm, Inc.
6.50%, 07/15/24	100,000	95,215
USG Corp.
5.50%, 03/01/25(a)	100,000	100,500
		352,652
Materials (0.29%)
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/23(a)	200,000	160,340

Real Estate (0.37%)
Equinix, Inc.
5.88%, 01/15/26	200,000	204,074

	Shares or Principal Amount	Value
Utilities (0.19%)
Vistra Energy Corp.
8.13%, 01/30/26(a)	$100,000	$103,850

Total Corporate Bonds (Cost $3,977,791)		3,656,366

Common Stocks (84.51%)
Aerospace & Defense (5.23%)
Boeing Co.	2,200	328,108
Lockheed Martin Corp.	4,800	1,626,960
Raytheon Co.	7,200	944,280
		2,899,348
Apparel, Accessories & Luxury Goods (4.03%)
Tapestry, Inc.	47,200	611,240
VF Corp.	30,000	1,622,400
		2,233,640
Building Products (2.36%)
Fortune Brands Home & Security, Inc.	30,200	1,306,150

Construction Machinery & Heavy Trucks (2.37%)
Cummins, Inc.	9,700	1,312,604

Consumer Finance (2.58%)
Navient Corp.	188,400	1,428,072

Diversified Banks (7.07%)
Bank of America Corp.	65,500	1,390,565
JPMorgan Chase & Co.	18,000	1,620,540
US Bancorp	26,300	906,035
		3,917,140
Diversified Chemicals (1.19%)
Eastman Chemical Co.	14,100	656,778

Electric Utilities (6.83%)
Avangrid, Inc.	24,400	1,068,232
Evergy, Inc.	14,500	798,225
Otter Tail Corp.	43,100	1,916,226
		3,782,683
Electrical Components & Equipment (2.51%)
Eaton Corp. PLC	17,900	1,390,651

Electronic Manufacturing Services (1.44%)
TE Connectivity, Ltd.	12,626	795,185

Integrated Telecommunication Services (1.31%)
BCE, Inc.	17,800	727,308

Investment Banking & Brokerage (2.23%)
Morgan Stanley	36,400	1,237,600

IT Consulting & Other Services (2.38%)
Infosys, Ltd., Sponsored ADR	81,200	666,652

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	3

ICON Equity Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

	Shares or Principal Amount	Value
IT Consulting & Other Services (continued)
International Business Machines Corp.	5,900	$654,487
		1,321,139
Life & Health Insurance (3.69%)
MetLife, Inc.	37,400	1,143,318
Prudential Financial, Inc.	17,300	902,022
		2,045,340
Managed Health Care (4.04%)
Anthem, Inc.	3,700	840,048
UnitedHealth Group, Inc.	5,600	1,396,528
		2,236,576
Multi-Utilities (3.32%)
Avista Corp.	33,300	1,414,917
CenterPoint Energy, Inc.	27,700	427,965
		1,842,882
Paper Packaging (6.08%)
Avery Dennison Corp.	13,000	1,324,310
International Paper Co.	37,200	1,158,036
Packaging Corp. of America	10,200	885,666
		3,368,012
Pharmaceuticals (8.51%)
Bristol-Myers Squibb Co.	35,200	1,962,048
Johnson & Johnson	9,800	1,285,074
Merck & Co., Inc.	19,100	1,469,554
		4,716,676
Railroads (2.06%)
Union Pacific Corp.	8,100	1,142,424

Regional Banks (3.73%)
Fifth Third Bancorp	57,300	850,905
KeyCorp	61,900	641,903
Webster Financial Corp.	24,900	570,210
		2,063,018
Restaurants (2.25%)
Cracker Barrel Old Country Store, Inc.(b)	15,000	1,248,300

Specialized REITs (1.36%)
Lamar Advertising Co., Class A	14,700	753,816

Systems Software (2.93%)
Microsoft Corp.	10,300	1,624,413

Tobacco (3.76%)
Altria Group, Inc.	25,700	993,819
Philip Morris International, Inc.	15,000	1,094,400
		2,088,219
Trucking (1.25%)
Ryder System, Inc.	26,100	690,084

Total Common Stocks (Cost $59,667,569)		46,828,058
	Shares or Principal Amount	Value
Preferred Stocks (1.86%)
Diversified Banks (1.14%)
Annaly Capital Management, Inc.,
Series F 6.95%(c)	4,000	$71,000
Annaly Capital Management, Inc.,
Series I 6.75%(c)	2,395	42,655
Farm Credit Bank of Texas, Series 1
10.00%(c)(d)(e)	100	100,875
JPMorgan Chase & Co., Series BB
6.15%(b)(c)	5,800	145,870
Wells Fargo & Co., Series V 6.00%(c)	11,000	275,550
		635,950
Property & Casualty Insurance (0.72%)
Argo Group US, Inc.
6.50%, 09/15/42	17,717	398,101

Total Preferred Stocks (Cost $1,143,131)		1,034,051

Closed-End Mutual Funds (1.22%)
Duff & Phelps Utility and Corporate Bond Trust, Inc.	23,619	197,691
First Trust Aberdeen Global Opportunity Income Fund	24,657	216,982
Highland Floating Rate Opportunities Fund	5,000	42,650
Neuberger Berman High Yield Strategies Fund, Inc.	6,400	55,552
Pioneer Diversified High Income Trust	15,741	165,123

Total Closed-End Mutual Funds (Cost $807,691)		677,998

Collateral for Securities on Loan (0.31%)
State Street Navigator Securities
Lending Government Money
Market Portfolio,
7-Day Yield 2.40%	169,950	169,950

Total Collateral for Securities on Loan (Cost $169,950)		169,950

Total Investments (94.50%) (Cost $65,766,132)		$52,366,423

Other Assets Less Liabilities (5.50%)		3,046,826

Net Assets (100.00%)		$55,413,249

The accompanying notes are an integral part of the financial statements.

4	www.iconfunds.com

ICON Equity Income Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

(a)

Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2020, these securities had a total aggregate market value of $1,775,331, which represented approximately 3.20% of net assets.

(b)	All or a portion of the security was on loan as of March 31, 2020.

(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(d)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at March 31, 2020 was $100,875, which represent 0.18% of the Fund’s net assets.

(e)	Non-income producing security.

Sector Composition (March 31, 2020) (Unaudited)

Financials	21.22%
Industrials	16.42%
Health Care	12.91%
Utilities	10.34%
Consumer Discretionary	8.33%
Materials	7.56%
Information Technology	6.75%
Consumer Staples	4.79%
Communication Services	1.99%
Real Estate	1.73%
Energy	0.75%
Government	0.18%
92.97%

Percentages are based upon corporate bonds, common stocks and preferred stocks as a percentage of net assets.

Industry Composition (March 31, 2020) (Unaudited)

Pharmaceuticals	8.51%
Diversified Banks	8.21%
Electric Utilities	6.83%
Paper Packaging	6.08%
Aerospace & Defense	5.23%
Managed Health Care	4.40%
Apparel, Accessories & Luxury Goods	4.03%
Tobacco	3.76%
Regional Banks	3.73%
Life & Health Insurance	3.69%
Multi-Utilities	3.32%
Systems Software	2.93%
Consumer Finance	2.58%
Building Products	2.54%
Electrical Components & Equipment	2.51%
IT Consulting & Other Services	2.38%
Construction Machinery & Heavy Trucks	2.37%
Restaurants	2.25%
Investment Banking & Brokerage	2.23%
Railroads	2.06%
Specialized REITs	1.73%
Electronic Manufacturing Services	1.44%
Integrated Telecommunication Services	1.31%
Trucking	1.25%
Consumer Discretionary	1.19%
Diversified Chemicals	1.19%
Household Products	1.03%
Other Industries (each less than 1%)	4.19%
92.97%

Percentages are based upon corporate bonds, common stocks and preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	5

ICON Flexible Bond Fund	Schedule of Investments

March 31, 2020 (Unaudited)

	Shares or
	Principal
	Amount	Value
Corporate Bonds (68.76%)
Communication Services (5.06%)
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	$1,500,000	$1,470,000
CSC Holdings LLC
10.88%, 10/15/25(a)	2,200,000	2,370,500
Walt Disney Co.
7.75%, 02/01/24(a)	3,000,000	3,584,262
		7,424,762
Consumer Discretionary (11.44%)
Century Communities, Inc.
5.88%, 07/15/25	1,655,000	1,417,954
Foot Locker, Inc.
8.50%, 01/15/22	3,750,000	3,562,500
KB Home
7.63%, 05/15/23	400,000	402,000
Mattel, Inc.
6.75%, 12/31/25(a)	500,000	510,000
New Home Co., Inc.
7.25%, 04/01/22	775,000	658,750
Nexteer Automotive Group, Ltd.
5.88%, 11/15/21(a)	200,000	200,197
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	4,650,000	4,717,379
Silversea Cruise Finance, Ltd.
7.25%, 02/01/25(a)	6,250,000	5,312,500
		16,781,280
Consumer Staples (2.57%)
Central Garden & Pet Co.
6.13%, 11/15/23	2,550,000	2,428,620
Conagra Brands, Inc.
7.13%, 10/01/26	1,150,000	1,336,902
		3,765,522
Energy (13.54%)
Aker BP ASA
5.88%, 03/31/25(a)	900,000	796,492
Continental Resources, Inc.
5.00%, 09/15/22	5,539,000	3,433,771
Diamondback Energy, Inc.
5.38%, 05/31/25	2,000,000	1,474,841
MPLX LP
5.25%, 01/15/25(a)	1,000,000	880,206
6.25%, 10/15/22(a)	4,977,000	4,479,220
6.38%, 05/01/24(a)	7,894,000	7,502,348
Tervita Escrow Corp.
7.63%, 12/01/21(a)	1,850,000	1,295,000
		19,861,878
Financial (20.81%)
Avation Capital SA
6.50%, 05/15/21(a)	1,050,000	955,500
BAC Capital Trust XIV, Series G
3M US L + 0.40%(b)(c)(d)	1,500,000	1,218,750
Fifth Third Bancorp, Series J
3M US L + 3.129%, 09/30/49(b)(c)	6,718,000	5,575,940
	Shares or
	Principal
	Amount	Value
Financial (continued)
Global Atlantic Fin Co.
8.63%, 04/15/21(a)	$1,500,000	$1,597,873
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.75%, 02/01/24	500,000	482,500
JPMorgan Chase & Co., Series I
3M US L + 3.47%(b)(c)	5,917,000	5,340,093
MPT Operating Partnership LP / MPT Finance Corp.
6.38%, 03/01/24	1,700,000	1,700,000
Principal Financial Group, Inc.
3M US L + 3.044%, 05/15/55(b)(d)	7,110,000	6,256,800
Prudential Financial, Inc.
3M US L + 4.175%, 09/15/42(b)	2,800,000	2,716,000
QBE Capital Funding III, Ltd.
3M US L + 7.25%, 05/24/41(a)(b)	1,795,000	1,871,108
Voyager Aviation Holdings LLC / Voyager Finance Co.
8.50%, 08/15/21(a)	3,000,000	2,819,700
		30,534,264
Health Care (1.02%)
Bausch Health Cos., Inc.
7.00%, 03/15/24(a)	500,000	512,500
Molina Healthcare, Inc.
5.38%, 11/15/22	1,000,000	990,000
		1,502,500
Industrials (5.00%)
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25(a)	1,415,000	1,036,488
6.75%, 03/15/22(a)	1,300,000	1,203,241
Meritor, Inc.
6.25%, 02/15/24	1,000,000	950,110
RR Donnelley & Sons Co.
7.00%, 02/15/22	2,300,000	2,254,000
7.88%, 03/15/21	309,000	312,862
TransDigm, Inc.
6.50%, 07/15/24	600,000	571,290
USG Corp.
5.50%, 03/01/25(a)	1,000,000	1,005,000
		7,332,991
Information Technology (2.05%)
Dell International LLC / EMC Corp.
7.13%, 06/15/24(a)	1,352,000	1,395,940
j2 Cloud Services LLC / j2 Cloud Co.- Obligor, Inc.
6.00%, 07/15/25(a)	500,000	496,245
Nielsen Co. Luxembourg SARL
5.50%, 10/01/21(a)	500,000	490,000
Unisys Corp.
10.75%, 04/15/22(a)	600,000	628,500
		3,010,685

The accompanying notes are an integral part of the financial statements.

6	www.iconfunds.com

ICON Flexible Bond Fund	Schedule of Investments

March 31, 2020 (Unaudited)

	Shares or
	Principal
	Amount	Value
Materials (3.18%)
Chemours Co.
6.63%, 05/15/23(d)	$500,000	$425,000
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/23(a)	2,500,000	2,004,250
Standard Industries, Inc.
5.38%, 11/15/24(a)	1,300,000	1,248,078
6.00%, 10/15/25(a)	1,000,000	982,800
		4,660,128
Real Estate (2.15%)
Equinix, Inc.
5.88%, 01/15/26	3,100,000	3,163,147

Utilities (1.94%)
Vistra Energy Corp.
8.13%, 01/30/26(a)	1,400,000	1,453,900
Vistra Operations Co. LLC
5.50%, 09/01/26(a)	1,350,000	1,390,500
		2,844,400

Total Corporate Bonds (Cost $113,095,187)		100,881,557

Asset-Backed Securities (1.98%)
SMB Private Education Loan Trust Series 2014-A, Class C
4.50%, 11/15/25(a)	3,000,000	2,904,994

Total Asset-Backed Securities (Cost $2,898,966)		2,904,994

Preferred Stocks (15.20%)
Diversified Banks (7.73%)
Annaly Capital Management, Inc.,
Series I 6.75%(c)	179,789	3,202,042
Farm Credit Bank of Texas, Series 1
10.00%(c)(e)(f)	3,550	3,581,063
GMAC Capital Trust I, Series 2
3M US L + 5.785%, 02/15/40(b)	3,555	72,913
Wells Fargo & Co., Series V 6.00%(c)(d)	71,728	1,796,786
Wells Fargo & Co., Series Y 5.63%(c)(d)	109,194	2,689,448
		11,342,252
Property & Casualty Insurance (2.32%)
Argo Group US, Inc.
6.50%, 09/15/42(d)	151,551	3,405,351
	Shares or
	Principal
	Amount	Value
Wireline Telecommunication Services (5.15%)
Centaur Funding Corp.
9.08%, 04/21/20(a)	7,597	$7,559,015

Total Preferred Stocks (Cost $24,666,558)		22,306,618

Convertible Preferred Stocks (0.97%)
Diversified Banks (0.97%)
Bank Of America Corp., Series L
7.25%(c)(d)	324	410,190
Wells Fargo & Co., Series L 7.50%(c)(c)(d)	800	1,019,216
		1,429,406
Total Convertible Preferred Stocks (Cost $1,438,815)		1,429,406

Closed-End Mutual Funds (9.94%)
BlackRock Muni New York Intermediate Duration Fund, Inc.	12,044	176,445
BlackRock New York Municipal Bond Trust	3,365	47,211
Brandywine Global Income Opportunities Fund, Inc.	71,653	755,223
Duff & Phelps Utility and Corporate Bond Trust, Inc.	657,085	5,499,801
Eaton Vance California Municipal Income Trust	31,845	423,857
Eaton Vance Floating-Rate Income Plus Fund	67,524	785,304
First Trust Aberdeen Global Opportunity Income Fund	378,663	3,332,234
Highland Floating Rate Opportunities Fund	7,800	66,534
Nuveen New York Municipal Value Fund 2	24,249	329,367
Pioneer Diversified High Income Trust	248,151	2,603,104
Western Asset Corporate Loan Fund, Inc.	23,631	167,780
Western Asset Global High Income Fund, Inc.	23,000	172,040
Western Asset Variable Rate Strategic Fund, Inc.	15,834	218,668

Total Closed-End Mutual Funds (Cost $17,425,009)		14,577,568

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	7

ICON Flexible Bond Fund	Schedule of Investments

March 31, 2020 (Unaudited)

	Shares or
	Principal
	Amount	Value
Closed-End Mutual Funds (continued)
Exchange Traded Funds (0.03%)
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF(d)	2,000	$47,120

Total Exchange Traded Funds (Cost $48,050)		47,120

Collateral for Securities on Loan (0.45%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.40%	657,850	657,850

Total Collateral for Securities on Loan (Cost $657,850)		657,850

Total Investments (97.33%) (Cost $160,230,435)		$142,805,113

Other Assets Less Liabilities (2.67%)		3,913,246

Net Assets (100.00%)		$146,718,359

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LIBOR Rates:

3M  US L - 3 Month LIBOR as of March 31, 2020 was 1.45%

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2020, these securities had a total aggregate market value of $63,203,736, which represented approximately 43.08% of net assets.

(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2020 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(d)	All or a portion of the security was on loan as of March 31, 2020.

(e)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at March 31, 2020 was $3,581,063, which represent 2.44% of the Fund’s net assets.

(f)	Non-income producing security.

Credit Diversification (March 31, 2020)

Baa2	20.29%
Ba2	11.41%
Ba1	7.20%
Baa3	6.77%
B2	5.81%
B3	4.20%
B1	3.41%
Baa1	3.13%
Ba3	2.76%
NR*	2.66%
A2	2.44%
B	0.65%
Total:	70.73%

Percentages are based upon corporate bonds and asset-backed securities investments as a percentage of net assets. Ratings based on the Moody’s Investors Service, Inc. where available, otherwise on Standard & Poor’s Financial Services LLC.

* NR - Not Rated

The accompanying notes are an integral part of the financial statements.

8	www.iconfunds.com

ICON Fund	Schedule of Investments

March 31, 2020 (Unaudited)

	Shares or
	Principal
	Amount	Value
Common Stocks (99.20%)
Aerospace & Defense (8.53%)
L3Harris Technologies, Inc.	6,700	$1,206,804
Northrop Grumman Corp.	4,900	1,482,495
		2,689,299
Application Software (4.75%)
Adobe, Inc.(a)	4,700	1,495,728

Auto Parts & Equipment (2.10%)
Magna International, Inc.	20,700	660,744

Biotechnology (3.31%)
Alexion Pharmaceuticals, Inc.(a)	11,609	1,042,372

Construction Materials (6.56%)
Eagle Materials, Inc.	6,600	385,572
Martin Marietta Materials, Inc.	8,900	1,684,147
		2,069,719
Data Processing & Outsourced Services (11.41%)
Global Payments, Inc.	14,662	2,114,700
Mastercard, Inc., Class A	6,129	1,480,521
		3,595,221
Diversified Banks (9.94%)
Bank of America Corp.	95,788	2,033,579
JPMorgan Chase & Co.	12,200	1,098,366
		3,131,945
Footwear (4.12%)
NIKE, Inc., Class B	15,700	1,299,018

General Merchandise Stores (6.23%)
Dollar General Corp.	7,700	1,162,777
Dollar Tree, Inc.(a)	10,900	800,823
		1,963,600
Home Improvement Retail (2.67%)
Home Depot, Inc.	4,500	840,195

Internet & Direct Marketing Retail (1.07%)
Expedia Group, Inc.	5,987	336,889

Oil & Gas Exploration & Production (1.18%)
Pioneer Natural Resources Co.	5,304	372,076

Oil & Gas Refining & Marketing (1.18%)
Marathon Petroleum Corp.	15,800	373,196

Pharmaceuticals (6.12%)
Bristol-Myers Squibb Co.	24,400	1,360,056
Jazz Pharmaceuticals PLC(a)	5,700	568,518
		1,928,574
Railroads (3.70%)
Canadian Pacific Railway, Ltd.	5,303	1,164,486

	Shares or
	Principal
	Amount	Value
Regional Banks (6.07%)
KeyCorp	16,700	$173,179
Signature Bank	15,800	1,270,160
SVB Financial Group(a)	3,100	468,348
		1,911,687
Semiconductors (16.55%)
NXP Semiconductors NV	12,900	1,069,797
Qorvo, Inc.(a)	20,300	1,636,789
Skyworks Solutions, Inc.	28,100	2,511,578
		5,218,164
Specialty Stores (2.06%)
Ulta Beauty, Inc.(a)	3,700	650,090

Systems Software (1.65%)
Microsoft Corp.	3,300	520,443

Total Common Stocks (Cost $30,003,858)		31,263,446

Exchange Traded Funds (1.01%)
Direxion Daily S&P 500® Bull 3X(b)	12,168	316,976

Total Exchange Traded Funds (Cost $377,895)		316,976

Collateral for Securities on Loan (0.62%)
State Street Navigator Securities
Lending Government Money
Market Portfolio,
7-Day Yield 2.40%	195,104	195,104

Total Collateral for Securities on Loan (Cost $195,104)		195,104

Total Investments (100.83%) (Cost $30,576,857)		$31,775,526

Liabilities Less Other Assets (-0.83%)		(261,427)

Net Assets (100.00%)		$31,514,099

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2020.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	9

ICON Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Sector Composition (March 31, 2020) (Unaudited)

Information Technology	34.36%
Consumer Discretionary	18.25%
Financials	16.01%
Industrials	12.23%
Health Care	9.43%
Materials	6.56%
Energy	2.36%
99.20%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2020) (Unaudited)

Semiconductors	16.55%
Data Processing & Outsourced Services	11.41%
Diversified Banks	9.94%
Aerospace & Defense	8.53%
Construction Materials	6.56%
General Merchandise Stores	6.23%
Pharmaceuticals	6.12%
Regional Banks	6.07%
Application Software	4.75%
Footwear	4.12%
Railroads	3.70%
Biotechnology	3.31%
Home Improvement Retail	2.67%
Auto Parts & Equipment	2.10%
Specialty Stores	2.06%
Systems Software	1.65%
Oil & Gas Refining & Marketing	1.18%
Oil & Gas Exploration & Production	1.18%
Internet & Direct Marketing Retail	1.07%
99.20%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

10	www.iconfunds.com

ICON Long/Short Fund	Schedule of Investments

March 31, 2020 (Unaudited)

	Shares or
	Principal
	Amount	Value
Common Stocks (98.86%)
Aerospace & Defense (2.81%)
L3Harris Technologies, Inc.	2,300	$414,276

Application Software (4.53%)
Adobe, Inc.(a)	2,100	668,304

Auto Parts & Equipment (1.62%)
Magna International, Inc.	7,500	239,400

Broadcasting (2.33%)
Discovery, Inc., Class A(a)(b)	17,700	344,088

Construction Materials (5.10%)
Eagle Materials, Inc.	5,100	297,942
Martin Marietta Materials, Inc.	2,400	454,152
		752,094
Data Processing & Outsourced Services (15.52%)
Euronet Worldwide, Inc.(a)	3,561	305,249
Global Payments, Inc.	4,200	605,766
Mastercard, Inc., Class A	5,700	1,376,892
		2,287,907
Diversified Banks (8.72%)
Bank of America Corp.	40,200	853,446
JPMorgan Chase & Co.	4,800	432,144
		1,285,590
Footwear (4.32%)
NIKE, Inc., Class B	7,700	637,098

General Merchandise Stores (9.77%)
Dollar General Corp.	5,300	800,353
Dollar Tree, Inc.(a)	8,700	639,188
		1,439,541
Insurance Brokers (3.76%)
Arthur J Gallagher & Co.	6,800	554,268

IT Consulting & Other Services (4.28%)
EPAM Systems, Inc.(a)	3,400	631,244

Oil & Gas Equipment & Services (1.16%)
Baker Hughes Co.	16,302	171,171

Oil & Gas Refining & Marketing (0.70%)
Marathon Petroleum Corp.	4,400	103,928

Other Diversified Financial Services (4.48%)
Voya Financial, Inc.(b)	16,300	660,965

Pharmaceuticals (3.06%)
Bristol-Myers Squibb Co.	8,100	451,494

Railroads (9.94%)
CSX Corp.	12,700	727,710
	Shares or
	Principal
	Amount	Value
Railroads (continued)
Kansas City Southern	5,800	$737,644
		1,465,354
Regional Banks (3.27%)
Signature Bank	6,000	482,340

Semiconductors (5.67%)
Qorvo, Inc.(a)	6,300	507,969
Skyworks Solutions, Inc.	3,656	326,773
		834,742
Systems Software (5.94%)
Microsoft Corp.	2,100	331,191
ServiceNow, Inc.(a)	1,900	544,502
		875,693
Trading Companies & Distributors (1.88%)
United Rentals, Inc.(a)	2,700	277,830

Total Common Stocks (Cost $14,030,336)		14,577,327

Exchange Traded Funds (1.05%)
Direxion Daily S&P 500® Bull 3X(b)	5,926	154,373

Total Exchange Traded Funds (Cost $184,041)		154,373

Collateral for Securities on Loan (1.13%)
State Street Navigator Securities
Lending Government Money
Market Portfolio,
7-Day Yield 2.40%	165,928	165,928

Total Collateral for Securities on Loan (Cost $165,928)		165,928

Total Investments (101.04%) (Cost $14,380,305)		$14,897,628

Liabilities Less Other Assets (-1.03%)		(152,611)

Net Assets (100.00%)		$14,745,017

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2020.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	11

ICON Long/Short Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Sector Composition (March 31, 2020) (Unaudited)

Information Technology	35.94%
Financials	20.23%
Consumer Discretionary	15.71%
Industrials	14.63%
Materials	5.10%
Health Care	3.06%
Communication Services	2.33%
Energy	1.86%
98.86%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2020) (Unaudited)

Data Processing & Outsourced Services	15.52%
Railroads	9.94%
General Merchandise Stores	9.77%
Diversified Banks	8.72%
Systems Software	5.94%
Semiconductors	5.67%
Construction Materials	5.10%
Application Software	4.53%
Other Diversified Financial Services	4.48%
Footwear	4.32%
IT Consulting & Other Services	4.28%
Insurance Brokers	3.76%
Regional Banks	3.27%
Pharmaceuticals	3.06%
Aerospace & Defense	2.81%
Broadcasting	2.33%
Trading Companies & Distributors	1.88%
Auto Parts & Equipment	1.62%
Oil & Gas Equipment & Services	1.16%
Healthcare	0.70%
98.86%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

12	www.iconfunds.com

ICON Opportunities Fund	Schedule of Investments

March 31, 2020 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.79%)
Air Freight & Logistics (4.86%)
Forward Air Corp.	9,200	$465,980

Airlines (1.90%)
JetBlue Airways Corp.(a)	20,400	182,580

Application Software (2.48%)
Ebix, Inc.(b)	15,700	238,326

Building Products (10.66%)
Armstrong World Industries, Inc.	8,200	651,244
Patrick Industries, Inc.	13,200	371,712
		1,022,956
Casinos & Gaming (3.54%)
Monarch Casino & Resort, Inc.(a)	12,100	339,647

Communications Equipment (2.04%)
Extreme Networks, Inc.(a)	63,300	195,597

Construction Machinery & Heavy Trucks (4.35%)
Alamo Group, Inc.	4,700	417,266

Diversified Chemicals (2.13%)
Chemours Co.	23,000	204,010

Electronic Manufacturing Services (5.34%)
Methode Electronics, Inc.	19,400	512,742

Homebuilding (11.13%)
KB Home	24,800	448,880
LGI Homes, Inc.(a)	13,700	618,555
		1,067,435
Homefurnishing Retail (2.78%)
Aaron’s, Inc.	11,700	266,526

Industrial Machinery (5.48%)
Albany International Corp., Class A	4,200	198,786
Chart Industries, Inc.(a)	11,300	327,474
		526,260
IT Consulting & Other Services (3.95%)
Perficient, Inc.(a)	14,000	379,260

Leisure Products (4.64%)
Brunswick Corp.	12,600	445,662

Office Services & Supplies (2.22%)
Herman Miller, Inc.	9,600	213,120

Regional Banks (2.68%)
First Midwest Bancorp, Inc.	19,427	257,117
	Shares or Principal Amount	Value
Semiconductor Equipment (5.95%)
Cabot Microelectronics Corp.	5,000	$570,700

Semiconductors (1.87%)
Diodes, Inc.(a)	4,413	179,322

Specialty Chemicals (3.20%)
Ferro Corp.(a)	32,800	307,008

Specialty Stores (5.13%)
Five Below, Inc.(a)	7,000	492,660

Technology Hardware, Storage & Peripherals (3.72%)
Super Micro Computer, Inc.(a)	16,800	357,504

Thrifts & Mortgage Finance (9.74%)
Axos Financial, Inc.(a)	28,600	518,518
Essent Group, Ltd.	15,800	416,172
		934,690

Total Common Stocks (Cost $14,000,862)		9,576,368

Exchange Traded Funds (0.65%)
Direxion Daily Small Cap Bull 3X Shares(b)	3,800	62,890

Total Exchange Traded Funds (Cost $141,587)		62,890

Collateral for Securities on Loan (0.58%)
State Street Navigator Securities
Lending Government Money
Market Portfolio,
7-Day Yield 2.40%	55,200	55,200

Total Collateral for Securities on Loan (Cost $55,200)		55,200

Total Investments (101.02%) (Cost $14,197,649)		$9,694,458

Liabilities Less Other Assets (-1.02%)		(97,650)

Net Assets (100.00%)		$9,596,808

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2020.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	13

ICON Opportunities Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Sector Composition (March 31, 2020) (Unaudited)

Industrials	29.47%
Consumer Discretionary	27.22%
Information Technology	25.35%
Financials	12.42%
Materials	5.33%
99.79%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2020) (Unaudited)

Homebuilding	11.13%
Building Products	10.66%
Thrifts & Mortgage Finance	9.74%
Semiconductor Equipment	5.95%
Industrial Machinery	5.48%
Electronic Manufacturing Services	5.34%
Specialty Stores	5.13%
Air Freight & Logistics	4.86%
Leisure Products	4.64%
Construction Machinery & Heavy Trucks	4.35%
IT Consulting & Other Services	3.95%
Technology Hardware, Storage & Peripherals	3.72%
Casinos & Gaming	3.54%
Specialty Chemicals	3.20%
Homefurnishing Retail	2.78%
Regional Banks	2.68%
Application Software	2.48%
Office Services & Supplies	2.22%
Diversified Chemicals	2.13%
Communications Equipment	2.04%
Airlines	1.90%
Semiconductors	1.87%
99.79%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

14	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Schedule of Investments

March 31, 2020 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (23.15%)
Communication Services (1.01%)
CSC Holdings LLC
10.88%, 10/15/25(a)	$200,000	$215,500

Consumer Discretionary (4.07%)
Foot Locker, Inc.
8.50%, 01/15/22	150,000	142,500
Mattel, Inc.
6.75%, 12/31/25(a)	100,000	102,000
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	400,000	405,796
Silversea Cruise Finance, Ltd.
7.25%, 02/01/25(a)	250,000	212,500
		862,796
Consumer Staples (2.13%)
Central Garden & Pet Co.
6.13%, 11/15/23	260,000	247,624
Conagra Brands, Inc.
7.13%, 10/01/26	175,000	203,442
		451,066
Energy (5.96%)
Aker BP ASA
5.88%, 03/31/25(a)	100,000	88,499
Continental Resources, Inc.
5.00%, 09/15/22	361,000	223,793
Diamondback Energy, Inc.
5.38%, 05/31/25	250,000	184,355
MPLX LP
6.25%, 10/15/22(a)	314,000	282,595
6.38%, 05/01/24(a)	400,000	380,155
Tervita Escrow Corp.
7.63%, 12/01/21(a)	150,000	105,000
		1,264,397
Financial (5.15%)
Avation Capital SA
6.50%, 05/15/21(a)	150,000	136,500
Global Atlantic Fin Co.
8.63%, 04/15/21(a)	100,000	106,525
JPMorgan Chase & Co., Series I
3M US L + 3.47%(b)(c)	170,000	153,425
MPT Operating Partnership LP / MPT
Finance Corp.
6.38%, 03/01/24	234,000	234,000
Principal Financial Group, Inc.
3M US L + 3.044%, 05/15/55(b)	250,000	220,000
Prudential Financial, Inc.
3M US L + 4.175%, 09/15/42(b)	250,000	242,500
		1,092,950
Health Care (0.95%)
Bausch Health Cos., Inc.
7.00%, 03/15/24(a)	100,000	102,500
	Shares or Principal Amount	Value
Health Care (continued)
Molina Healthcare, Inc.
5.38%, 11/15/22	$100,000	$99,000
		201,500
Industrials (1.28%)
TransDigm, Inc.
6.50%, 07/15/24	100,000	95,215
USG Corp.
5.50%, 03/01/25(a)	175,000	175,875
		271,090
Materials (1.64%)
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/23(a)	200,000	160,340
Standard Industries, Inc.
5.38%, 11/15/24(a)	100,000	96,006
Teck Resources, Ltd.
6.13%, 10/01/35	100,000	91,938
		348,284
Real Estate (0.96%)
Equinix, Inc.
5.88%, 01/15/26	200,000	204,074

Total Corporate Bonds (Cost $5,521,534)		4,911,657

Common Stocks (68.26%)
Aerospace & Defense (5.40%)
Northrop Grumman Corp.	2,400	726,120
Raytheon Co.	3,200	419,680
		1,145,800
Automotive Retail (1.64%)
AutoZone, Inc.(d)	412	348,552

Biotechnology (1.64%)
AbbVie, Inc.	4,561	347,503

Building Products (7.21%)
AO Smith Corp.	13,507	510,700
Fortune Brands Home & Security, Inc.	13,300	575,225
Masco Corp.	12,846	444,086
		1,530,011
Construction Materials (1.19%)
Eagle Materials, Inc.	4,318	252,258

Data Processing & Outsourced Services (7.71%)
Mastercard, Inc., Class A	3,729	900,777
Visa, Inc., Class A	4,567	735,835
		1,636,612
Diversified Banks (2.70%)
JPMorgan Chase & Co.	6,353	571,961

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	15

ICON Risk-Managed Balanced Fund	Schedule of Investments

March 31, 2020 (Unaudited)

	Shares or Principal Amount	Value
Footwear (2.96%)
NIKE, Inc., Class B	7,600	$628,824

Health Care Services (1.88%)
Cigna Corp.	2,253	399,187

Homebuilding (1.76%)
DR Horton, Inc.	10,994	373,796

Hotels, Resorts & Cruise Lines (1.40%)
Marriott Vacations Worldwide Corp.	2,800	155,624
Royal Caribbean Cruises, Ltd.	4,438	142,770
		298,394
Interactive Media & Services (4.32%)
Alphabet, Inc., Class C(d)	454	527,916
Facebook, Inc., Class A(d)	2,323	387,476
		915,392
Internet & Direct Marketing Retail (2.55%)
eBay, Inc.	18,000	541,080

Leisure Products (1.28%)
Brunswick Corp.	7,657	270,828

Life & Health Insurance (2.95%)
Lincoln National Corp.	12,700	334,263
Prudential Financial, Inc.	5,600	291,984
		626,247
Life Sciences Tools & Services (5.23%)
PerkinElmer, Inc.	5,812	437,527
PRA Health Sciences, Inc.(d)	2,644	219,558
Thermo Fisher Scientific, Inc.	1,605	455,178
		1,112,263
Oil & Gas Refining & Marketing (0.57%)
Marathon Petroleum Corp.	5,146	121,548

Paper Packaging (5.52%)
Graphic Packaging Holding Co.	25,667	313,137
International Paper Co.	11,900	370,447
Packaging Corp. of America	5,600	486,248
		1,169,832
Railroads (4.15%)
Canadian Pacific Railway, Ltd.	2,000	439,180
Union Pacific Corp.	3,129	441,314
		880,494
Regional Banks (4.36%)
KeyCorp	21,031	218,091
Signature Bank	4,102	329,760
SVB Financial Group(d)	2,500	377,700
		925,551
Restaurants (0.85%)
Darden Restaurants, Inc.	3,300	179,718
	Shares or Principal Amount	Value
Trading Companies & Distributors (0.99%)
Air Lease Corp.	9,485	$209,998

Total Common Stocks (Cost $16,603,121)		14,485,849

Preferred Stocks (1.56%)
Property & Casualty Insurance (0.62%)
Argo Group US, Inc.
6.50%, 09/15/42	5,900	132,573

Wireline Telecommunication Services (0.94%)
Centaur Funding Corp.
9.08%, 04/21/20(a)	200	199,000

Total Preferred Stocks (Cost $348,908)		331,573

Closed-End Mutual Funds (6.24%)
BlackRock Muni New York Intermediate
Duration Fund, Inc.	5,000	73,250
Brandywine Global Income
Opportunities Fund, Inc.	4,832	50,929
Duff & Phelps Utility and Corporate
Bond Trust, Inc.	46,372	388,134
Eaton Vance California Municipal
Income Trust	23,021	306,409
Eaton Vance Floating-Rate Income Plus
Fund	5,900	68,617
First Trust Aberdeen Global
Opportunity Income Fund	23,882	210,162
Nuveen New York Municipal Value
Fund 2	5,966	81,034
Pioneer Diversified High Income Trust	13,855	145,339

Total Closed-End Mutual Funds (Cost $1,463,200)		1,323,874

Total Investments (99.21%) (Cost $23,936,763)		$21,052,953

Other Assets Less Liabilities (0.79%)		168,300

Net Assets (100.00%)		$21,221,253

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LIBOR Rates:

3M US L - 3 Month LIBOR as of March 31, 2020 was 1.45%

The accompanying notes are an integral part of the financial statements.

16	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Schedule of Investments

March 31, 2020 (Unaudited)

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2020, these securities had a total aggregate market value of $2,768,791, which represented approximately 13.05% of net assets.

(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2020 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(d)	Non-income producing security.

Sector Composition (March 31, 2020) (Unaudited)

Industrials	19.03%
Consumer Discretionary	16.51%
Financials	15.78%
Health Care	9.70%
Materials	8.35%
Information Technology	7.71%
Energy	6.53%
Communication Services	6.27%
Consumer Staples	2.13%
Real Estate	0.96%
92.97%

Percentages are based upon corporate bonds, common stocks and preferred stocks as a percentage of net assets.
Industry Composition (March 31, 2020) (Unaudited)

Building Products	8.04%
Data Processing & Outsourced Services	7.71%
Paper Packaging	5.52%
Aerospace & Defense	5.40%
Life Sciences Tools & Services	5.23%
Life & Health Insurance	5.13%
Regional Banks	4.36%
Interactive Media & Services	4.32%
Railroads	4.15%
Diversified Banks	3.42%
Oil & Gas Storage & Transportation	3.12%
Footwear	2.96%
Consumer Discretionary	2.92%
Internet & Direct Marketing Retail	2.55%
Oil & Gas Exploration & Production	2.34%
Health Care Services	1.88%
Leisure Products	1.76%
Homebuilding	1.76%
Biotechnology	1.64%
Automotive Retail	1.64%
Hotels, Resorts & Cruise Lines	1.40%
Construction Materials	1.19%
Household Products	1.17%
Financials	1.10%
Communication Services	1.01%
Other Industries (each less than 1%)	11.25%
92.97%

Percentages are based upon corporate bonds, common stocks and preferred stocks as a percentage of net assets.

Credit Diversification (March 31, 2020)

Baa2	5.88%
Ba1	4.40%
Ba2	3.52%
Baa3	1.89%
B2	1.72%
B1	1.65%
B3	1.46%
Baa1	1.14%
NR*	0.83%
B	0.64%
Total:	23.13%

Percentages are based upon corporate bond, U.S. Treasury obligations and asset-backed securities investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

* NR - Not Rated

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	17

ICON Diversified Funds	Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	ICON Equity Income	ICON Flexible Bond
	Fund	Fund	ICON Fund
Assets
Investments, at cost	$65,766,132	$160,230,435	$30,576,857
Investments, at value(a)	52,366,423	142,805,113	31,775,526
Cash and cash equivalents	2,888,365	2,023,884	—
Receivables:
Investments sold	314,448	3,073,566	—
Fund shares sold	393,648	711,732	1,751
Expense reimbursements due from Adviser	18,884	33,897	3,145
Interest	87,849	1,893,673	35
Dividends	122,156	14,592	22,504
Foreign tax reclaims	19,121	—	—
Other assets	19,521	35,112	16,402
Total assets	56,230,415	150,591,569	31,819,363

Liabilities
Payables:
Payable for collateral received on securities loaned	169,950	657,850	195,104
Distributions due to shareholders	414,853	455,255	—
Payable due to custodian	—	—	8,971
Investments purchased	61,203	1,907,934	—
Fund shares redeemed	65,769	654,975	35,122
Advisory fees	38,763	81,175	21,487
Transfer agent fees	20,939	23,031	15,263
Fund accounting fees	7,143	15,847	3,096
Accrued distribution fees	14,029	4,657	6,346
Trustee fees and expenses	3,179	5,811	1,606
Administration fees	2,583	6,764	1,432
Accrued expenses	18,755	59,911	16,837
Total liabilities	817,166	3,873,210	305,264
Net Assets - all share classes	$55,413,249	$146,718,359	$31,514,099
Net Assets - Class S	$34,829,711	$137,024,910	$20,494,545
Net Assets - Class C	$13,259,889	$4,475,426	$5,266,211
Net Assets - Class A	$7,323,649	$5,218,023	$5,753,343

Net Assets Consists of
Paid-in capital	$70,080,456	$168,572,138	$29,522,061
Total distributable earnings	(14,667,207)	(21,853,779)	1,992,038
Net Assets	$55,413,249	$146,718,359	$31,514,099

Shares outstanding (unlimited shares authorized, no par value)
Class S	2,588,805	16,458,955	1,366,640
Class C	975,431	535,803	416,799
Class A	545,659	629,940	412,239
Net asset value (offering and redemption price per share)
Class S	$13.45	$8.33	$15.00
Class C	$13.59	$8.35	$12.63
Class A	$13.42	$8.28	$13.96
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$14.24	$8.70	$14.81

(a) Includes securities on loan of	$1,414,290	$1,087,609	$314,371

The accompanying notes are an integral part of the financial statements.

18	www.iconfunds.com

ICON Diversified Funds	Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	ICON Long/Short	ICON Opportunities	ICON Risk-Managed
	Fund	Fund	Balanced Fund
Assets
Investments, at cost	$14,380,305	$14,197,649	$23,936,763
Investments, at value(a)	14,897,628	9,694,458	21,052,953
Cash and cash equivalents	39,921	—	127,624
Receivables:
Investments sold	5,225	—	—
Fund shares sold	138	994	28,578
Expense reimbursements due from Adviser	7,561	—	6,968
Interest	11	2	99,464
Dividends	9,940	9,007	15,044
Other assets	12,542	6,008	14,565
Total assets	14,972,966	9,710,469	21,345,196

Liabilities
Payables:
Payable for collateral received on securities loaned	165,928	55,200	—
Distributions due to shareholders	—	—	44,756
Payable due to custodian	—	9,190	—
Fund shares redeemed	7,455	17,516	14,160
Advisory fees	11,424	2,484	14,467
Transfer agent fees	7,736	4,930	9,100
Fund accounting fees	2,106	2,468	5,234
Accrued distribution fees	2,591	—	12,210
Trustee fees and expenses	769	617	1,068
Administration fees	672	470	964
Accrued expenses	29,268	20,786	21,984
Total liabilities	227,949	113,661	123,943
Net Assets - all share classes	$14,745,017	$9,596,808	$21,221,253
Net Assets - Class S	$9,233,731	$—	$6,142,745
Net Assets - Class C	$1,989,539	$—	$12,936,588
Net Assets - Class A	$3,521,747	$—	$2,141,920

Net Assets Consists of
Paid-in capital	$14,914,409	$14,692,724	$24,532,238
Total distributable earnings	(169,392)	(5,095,916)	(3,310,985)
Net Assets	$14,745,017	$9,596,808	$21,221,253

Shares outstanding (unlimited shares authorized, no par value)		1,130,749
Class S	446,240	—	477,358
Class C	112,949	—	1,101,569
Class A	177,421	—	170,626
Net asset value (offering and redemption price per share)		$8.49
Class S	$20.69	$—	$12.87
Class C	$17.61	$—	$11.74
Class A	$19.85	$—	$12.55
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$21.06	$—	$13.32

(a) Includes securities on loan of	$1,159,425	$167,632	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	19

ICON Diversified Funds	Statements of Operations

Period Ended March 31, 2020 (Unaudited)

	ICON Equity Income	ICON Flexible Bond
	Fund	Fund	ICON Fund
Investment Income
Interest	$92,399	$2,611,859	$15
Dividends	1,239,334	1,336,703	274,235
Foreign taxes withheld	—	—	(4,882)
Income from securities lending, net	10,468	21,691	2,138
Other income	3,000	75,443	—
Total investment income	1,345,201	4,045,696	271,506

Expenses
Advisory fees	295,966	486,911	160,766
Administration fees	19,753	40,631	10,729
Transfer agent fees	64,108	85,331	35,005
Distribution fees:
Class C	91,563	21,442	38,891
Class A	13,271	7,299	9,488
Registration fees	21,410	24,580	20,081
Audit and tax service expense	9,263	9,262	8,262
Fund accounting fees	23,049	46,641	12,000
Trustee fees and expenses	18,297	35,034	9,742
Insurance expense	5,336	17,137	3,475
Custody fees	2,844	8,396	1,809
Printing fees	8,314	11,308	4,051
Interest expense	740	94	520
Legal fees	19,176	68,443	13,831
Other expenses	12,559	22,123	7,889
Total expenses before expense reimbursement	605,649	884,632	336,539
Expense reimbursement by Adviser due to expense limitation agreement	(88,498)	(168,655)	(10,750)
Net Expenses	517,151	715,977	325,789
Net Investment Income/(Loss)	828,050	3,329,719	(54,283)

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments, options and foreign currency translations	(225,005)	(761,376)	905,809
	(225,005)	(761,376)	905,809
Change in unrealized net appreciation/(depreciation) on:
Investments, options and foreign currency	(17,296,990)	(18,237,353)	(9,042,787)
	(17,296,990)	(18,237,353)	(9,042,787)
Net realized and unrealized gain/(loss)	(17,521,995)	(18,998,729)	(8,136,978)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(16,693,945)	$(15,669,010)	$(8,191,261)

The accompanying notes are an integral part of the financial statements.

20	www.iconfunds.com

ICON Diversified Funds	Statements of Operations

Period Ended March 31, 2020 (Unaudited)

	ICON Long/Short	ICON Opportunities	ICON Risk-Managed
	Fund	Fund	Balanced Fund
Investment Income
Interest	$28	$6	$110,038
Dividends	113,261	68,603	225,031
Foreign taxes withheld	(861)	—	(367)
Income from securities lending, net	1,494	2,424	13
Other income	—	—	3,142
Total investment income	113,922	71,033	337,857

Expenses
Advisory fees	85,994	59,631	102,747
Administration fees	5,064	3,979	6,858
Transfer agent fees	24,623	17,944	28,290
Distribution fees:
Class C	13,845	—	84,054
Class A	6,046	—	3,535
Registration fees	18,512	8,552	20,230
Audit and tax service expense	9,013	8,262	10,013
Fund accounting fees	6,191	5,400	9,888
Trustee fees and expenses	4,621	3,691	6,228
Insurance expense	4,603	2,668	3,229
Custody fees	1,515	1,406	1,974
Printing fees	2,438	2,208	3,011
Interest expense	379	233	—
Legal fees	18,500	11,150	13,182
Other expenses	5,256	3,970	5,802
Total expenses before expense reimbursement	206,600	129,094	299,041
Expense reimbursement by Adviser due to expense limitation agreement	(36,034)	(13,077)	(32,645)
Net Expenses	170,566	116,017	266,396
Net Investment Income/(Loss)	(56,644)	(44,984)	71,461

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments, options and foreign currency translations	(574,529)	690,120	(40,675)
	(574,529)	690,120	(40,675)
Change in unrealized net appreciation/(depreciation) on:
Investments, options and foreign currency	(3,092,697)	(6,363,604)	(5,267,303)
	(3,092,697)	(6,363,604)	(5,267,303)
Net realized and unrealized gain/(loss)	(3,667,226)	(5,673,484)	(5,307,978)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(3,723,870)	$(5,718,468)	$(5,236,517)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	21

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Equity Income Fund		ICON Flexible Bond Fund
	Period Ended		Period Ended
	March 31, 2020	Year Ended	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019	(Unaudited)	September 30, 2019
Operations
Net investment income/(loss)	$828,050	$2,061,313	$3,329,719	$5,012,349
Net realized gain/(loss)	(225,005)	784,773	(761,376)	867,501
Net realized gain/(loss) on long-term capital gain distributions from other investment companies	—	1,745	—	—
Change in net unrealized appreciation/(depreciation)	(17,296,990)	(482,995)	(18,237,353)	1,919,858
Net increase/(decrease) in net assets resulting from operations	(16,693,945)	2,364,836	(15,669,010)	7,799,708

Total Dividends and Distributions to Shareholders
Class S	(1,792,533)	(1,555,574)	(3,629,267)	(5,760,922)
Class C	(570,627)	(368,185)	(100,269)	(154,050)
Class A	(373,643)	(282,374)	(132,937)	(207,550)
Net decrease from dividends and distributions	(2,736,803)	(2,206,133)	(3,862,473)	(6,122,522)

Fund Share Transactions
Shares sold
Class S	4,346,024	17,828,923	46,066,215	81,218,276
Class C	323,362	3,726,772	1,033,594	2,266,664
Class A	278,354	3,328,557	1,490,050	2,504,061
Reinvested dividends and distributions
Class S	1,685,834	1,487,328	3,367,839	5,335,911
Class C	476,782	343,543	56,986	132,038
Class A	340,397	247,336	122,338	194,232
Shares repurchased
Class S	(10,919,803)	(18,671,913)	(37,780,362)	(41,792,561)
Class C	(1,154,957)	(3,349,884)	(705,776)	(1,048,934)
Class A	(1,509,695)	(3,451,831)	(1,440,738)	(707,527)
Net increase/(decrease) from fund share transactions	(6,133,702)	1,488,831	12,210,146	48,102,160

Total net increase/(decrease) in net assets	(25,564,450)	1,647,534	(7,321,337)	49,779,346

Net Assets
Beginning of period	80,977,699	79,330,165	154,039,696	104,260,350
End of period	$55,413,249	$80,977,699	$146,718,359	$154,039,696

Transactions in Fund Shares
Shares sold
Class S	249,430	1,023,897	5,000,225	8,777,894
Class C	16,709	211,997	110,096	243,879
Class A	16,131	193,061	161,387	271,269
Issued to shareholders in reinvestment of distributions
Class S	93,903	87,302	366,023	575,324
Class C	24,614	20,165	6,073	14,191
Class A	18,903	14,587	13,379	21,050
Shares repurchased
Class S	(634,772)	(1,080,145)	(4,252,204)	(4,515,936)
Class C	(71,337)	(189,853)	(78,120)	(112,492)
Class A	(93,643)	(199,576)	(160,324)	(76,734)
Net increase/(decrease)	(380,062)	81,435	1,166,535	5,198,445
Shares outstanding, beginning of period	4,489,957	4,408,522	16,458,163	11,259,718
Shares outstanding, end of period	4,109,895	4,489,957	17,624,698	16,458,163

The accompanying notes are an integral part of the financial statements.

22	www.iconfunds.com

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Fund		ICON Long/Short Fund
	Period Ended		Period Ended
	March 31, 2020	Year Ended	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019	(Unaudited)	September 30, 2019
Operations
Net investment income/(loss)	$(54,283)	$(72,521)	$(56,644)	$(71,066)
Net realized gain/(loss)	905,809	2,782,540	(574,529)	1,069,156
Change in net unrealized appreciation/(depreciation)	(9,042,787)	(2,941,213)	(3,092,697)	(2,025,675)
Net increase/(decrease) in net assets resulting from operations	(8,191,261)	(231,194)	(3,723,870)	(1,027,585)

Total Dividends and Distributions to Shareholders
Class S	(1,376,432)	(340,838)	(458,387)	(171,949)
Class C	(460,842)	(140,023)	(117,821)	(71,048)
Class A	(403,790)	(60,635)	(180,913)	(69,039)
Net decrease from dividends and distributions	(2,241,064)	(541,496)	(757,121)	(312,036)

Fund Share Transactions
Shares sold
Class S	576,789	1,077,421	888,544	6,025,489
Class C	90,400	372,023	4,837	147,661
Class A	703,129	2,886,856	30,525	1,338,348
Reinvested dividends and distributions
Class S	1,349,040	333,895	332,661	158,276
Class C	445,229	134,838	113,084	68,168
Class A	395,376	60,060	163,167	61,419
Shares repurchased
Class S	(2,330,631)	(6,071,506)	(1,939,539)	(10,957,390)
Class C	(1,080,284)	(3,720,792)	(379,521)	(2,149,420)
Class A	(800,331)	(1,140,854)	(507,814)	(1,800,039)
Net decrease from fund share transactions	(651,283)	(6,068,059)	(1,294,056)	(7,107,488)

Total net decrease in net assets	(11,083,608)	(6,840,749)	(5,775,047)	(8,447,109)

Net Assets
Beginning of period	42,597,707	49,438,456	20,520,064	28,967,173
End of period	$31,514,099	$42,597,707	$14,745,017	$20,520,064

Transactions in Fund Shares
Shares sold
Class S	32,998	57,310	33,110	235,961
Class C	5,388	22,981	198	7,566
Class A	37,291	169,233	1,224	55,777
Issued to shareholders in reinvestment of distributions
Class S	63,785	21,159	11,578	7,355
Class C	24,915	9,922	4,610	3,651
Class A	20,070	4,064	5,917	2,960
Shares repurchased
Class S	(116,335)	(330,003)	(74,201)	(453,031)
Class C	(74,178)	(237,635)	(15,801)	(100,419)
Class A	(42,320)	(65,537)	(19,338)	(73,637)
Net decrease	(48,386)	(348,506)	(52,703)	(313,817)
Shares outstanding, beginning of period	2,244,064	2,592,570	789,313	1,103,130
Shares outstanding, end of period	2,195,678	2,244,064	736,610	789,313

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	23

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Opportunities Fund		ICON Risk-Managed Balanced Fund
	Period Ended		Period Ended
	March 31, 2020	Year Ended	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019	(Unaudited)	September 30, 2019
Operations
Net investment income/(loss)	$(44,984)	$(91,942)	$71,461	$158,718
Net realized gain/(loss)	690,120	(779,754)	(40,675)	(307,365)
Net realized gain/(loss) on long-term capital gain distributions from other investment companies	—	—	—	12,872
Change in net unrealized appreciation/(depreciation)	(6,363,604)	(887,557)	(5,267,303)	(413,120)
Net increase/(decrease) in net assets resulting from operations	(5,718,468)	(1,759,253)	(5,236,517)	(548,895)

Total Dividends and Distributions to Shareholders
Dividends and distributions	(17,970)	(3,835,809)
Class S	—	—	(52,584)	(109,704)
Class C	—	—	(40,742)	(75,982)
Class A	—	—	(15,639)	(37,262)
Net decrease from dividends and distributions	(17,970)	(3,835,809)	(108,965)	(222,948)

Fund Share Transactions
Shares sold	474,130	1,522,617
Class S	—	—	873,935	1,415,642
Class C	—	—	346,969	3,838,315
Class A	—	—	69,000	326,959
Reinvested dividends and distributions	17,737	3,766,343
Class S	—	—	49,669	103,308
Class C	—	—	25,642	73,477
Class A	—	—	13,689	32,895
Shares repurchased	(1,675,683)	(4,261,245)
Class S	—	—	(872,285)	(4,210,662)
Class C	—	—	(1,108,497)	(3,101,074)
Class A	—	—	(388,628)	(2,083,696)
Net increase/(decrease) from fund share transactions	(1,183,816)	1,027,715	(990,506)	(3,604,836)

Total net decrease in net assets	(6,920,254)	(4,567,347)	(6,335,988)	(4,376,679)

Net Assets
Beginning of period	16,517,062	21,084,409	27,557,241	31,933,920
End of period	$9,596,808	$16,517,062	$21,221,253	$27,557,241

Transactions in Fund Shares
Shares sold	38,470	112,589
Class S	—	—	51,767	90,648
Class C	—	—	22,697	268,269
Class A	—	—	4,801	22,068
Issued to shareholders in reinvestment of distributions	1,240	340,230
Class S	—	—	3,327	6,794
Class C	—	—	1,633	5,267
Class A	—	—	935	2,215
Shares repurchased	(130,938)	(311,733)
Class S	—	—	(55,098)	(274,115)
Class C	—	—	(74,258)	(221,774)
Class A	—	—	(24,522)	(139,322)
Net increase/(decrease)	(91,228)	141,086	(68,718)	(239,950)
Shares outstanding, beginning of period	1,221,977	1,080,891	1,818,271	2,058,221
Shares outstanding, end of period	1,130,749	1,221,977	1,749,553	1,818,271

The accompanying notes are an integral part of the financial statements.

24	www.iconfunds.com

ICON Equity Income Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$18.00		$17.96	$17.61	$15.62		$14.36	$14.87
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.21		0.50	0.53	0.61		0.60	0.56
Net realized and unrealized gains/(losses) on investments	(4.09)		0.09	0.38	1.95		1.27	(0.56)
Total from investment operations	(3.88)		0.59	0.91	2.56		1.87	(0.00	)(b)

Less dividends and distributions:
Dividends from net investment income	(0.38)		(0.53)	(0.56)	(0.57)		(0.61)	(0.51)
Distributions from net realized gains	(0.29)		(0.02)	—	—		—	—
Total dividends and distributions	(0.67)		(0.54)	(0.56)	(0.57)		(0.61)	(0.51)

Net asset value, end of period	$13.45		$18.00	$17.96	$17.61		$15.62	$14.36

Total Return	(22.46	)%(c)	3.45%	5.19%	16.53%		13.30%	(0.17)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$34,830		$51,853	$51,185	$57,062		$37,868	$22,779

Ratio of expenses to average net assets
Before expense limitation	1.27	%(d)	1.21%	1.16%	1.15%		1.24%	1.25%
After expense limitation(e)	1.05	%(d)	0.99%	0.99%	1.05	%(f)	1.20%	1.20%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.14	%(d)	2.66%	2.76%	3.50%		3.91%	3.52%
After expense limitation(e)	2.37	%(d)	2.88%	2.93%	3.60%		3.95%	3.57%
Portfolio turnover rate	12	%(c)	117%	171%	206%		145%	174%

(a)	Calculated using the average shares method.
(b)	Amount less than $(0.005).
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

(f)	Effective January 26, 2017, the annual expense limitation rate changed from 1.20% to 0.99%.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	25

ICON Equity Income Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$18.17		$18.13	$17.76	$15.76		$14.45	$14.96
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.12		0.33	0.36	0.45		0.45	0.40
Net realized and unrealized gains/(losses) on investments	(4.12)		0.08	0.38	1.95		1.28	(0.56)
Total from investment operations	(4.00)		0.41	0.74	2.40		1.73	(0.16)

Less dividends and distributions:
Dividends from net investment income	(0.29)		(0.35)	(0.37)	(0.40)		(0.42)	(0.35)
Distributions from net realized gains	(0.29)		(0.02)	—	—		—	—
Total dividends and distributions	(0.58)		(0.36)	(0.37)	(0.40)		(0.42)	(0.35)

Net asset value, end of period	$13.59		$18.17	$18.13	$17.76		$15.76	$14.45

Total Return(b)	(22.85	)%(c)	2.38%	4.21%	15.34%		12.15%	(1.16)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$13,260		$18,273	$17,460	$15,878		$10,532	$6,825

Ratio of expenses to average net assets
Before expense limitation	2.27	%(d)	2.22%	2.17%	2.20%		2.34%	2.34%
After expense limitation(e)	2.05	%(d)	1.99%	1.99%	2.05	%(f)	2.20%	2.20%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	1.16	%(d)	1.65%	1.81%	2.49%		2.80%	2.40%
After expense limitation(e)	1.38	%(d)	1.88%	1.99%	2.64%		2.94%	2.54%
Portfolio turnover rate	12	%(c)	117%	171%	206%		145%	174%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

(f)	Effective January 26, 2017, the annual expense limitation rate changed from 2.20% to 1.99%.

The accompanying notes are an integral part of the financial statements.

26	www.iconfunds.com

ICON Equity Income Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$17.96		$17.92	$17.56	$15.58		$14.29	$14.79
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.19		0.46	0.49	0.54		0.56	0.50
Net realized and unrealized gains/(losses) on investments	(4.08)		0.08	0.38	1.96		1.26	(0.53)
Total from investment operations	(3.89)		0.54	0.87	2.50		1.82	(0.03)

Less dividends and distributions:
Dividends from net investment income	(0.36)		(0.48)	(0.51)	(0.52)		(0.53)	(0.47)
Distributions from net realized gains	(0.29)		(0.02)	—	—		—	—
Total dividends and distributions	(0.65)		(0.50)	(0.51)	(0.52)		(0.53)	(0.47)

Net asset value, end of period	$13.42		$17.96	$17.92	$17.56		$15.58	$14.29

Total Return(b)	(22.56	)%(c)	3.20%	4.98%	16.20%		12.97%	(0.38)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$7,324		$10,852	$10,685	$14,206		$16,775	$13,039

Ratio of expenses to average net assets
Before expense limitation	1.53	%(d)	1.50%	1.45%	1.45%		1.54%	1.52%
After expense limitation(e)	1.30	%(d)	1.24%	1.24%	1.31	%(f)	1.45%	1.45%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	1.88	%(d)	2.38%	2.48%	3.06%		3.64%	3.14%
After expense limitation(e)	2.11	%(d)	2.64%	2.69%	3.20%		3.73%	3.21%
Portfolio turnover rate	12	%(c)	117%	171%	206%		145%	174%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

(f)	Effective January 26, 2017, the annual expense limitation rate changed from 1.45% to 1.24%.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	27

ICON Flexible Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018(a)	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$9.36		$9.26	$9.43	$9.55	$9.20	$9.90
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.19		0.36	0.36	0.37	0.34	0.41
Net realized and unrealized gains/(losses) on investments	(1.00)		0.18	(0.19)	(0.11)	0.34	(0.44)
Total from investment operations	(0.81)		0.54	0.17	0.26	0.68	(0.03)

Less dividends and distributions:
Dividends from net investment income	(0.22)		(0.44)	(0.34)	(0.38)	(0.33)	(0.51)
Distributions from net realized gains	—		—	—	—	—	(0.13)
Return of capital	—		—	—	—	—	(0.03)
Total dividends and distributions	(0.22)		(0.44)	(0.34)	(0.38)	(0.33)	(0.67)

Net asset value, end of period	$8.33		$9.36	$9.26	$9.43	$9.55	$9.20

Total Return	(8.85	)%(c)	6.02%	1.89%	2.82%	7.54%	(0.28)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$137,025		$143,633	$97,303	$80,467	$76,656	$73,152

Ratio of expenses to average net assets
Before expense limitation	1.04	%(d)	0.96%	0.92%	0.91%	0.93%	0.91%
After expense limitation(e)	0.85	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	3.94	%(d)	3.70%	3.65%	3.80%	3.43%	4.10%
After expense limitation(e)	4.14	%(d)	3.91%	3.82%	3.96%	3.61%	4.26%
Portfolio turnover rate	66	%(c)	144%	153%	169%	141%	153%

(a)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.
(b)	Calculated using the average shares method.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

28	www.iconfunds.com

ICON Flexible Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018(a)	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$9.39		$9.29	$9.48	$9.58	$9.24	$9.94
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.15		0.29	0.28	0.29	0.26	0.32
Net realized and unrealized gains/(losses) on investments	(1.01)		0.18	(0.19)	(0.10)	0.34	(0.43)
Total from investment operations	(0.86)		0.47	0.09	0.19	0.60	(0.11)

Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.37)	(0.28)	(0.29)	(0.26)	(0.43)
Distributions from net realized gains	—		—	—	—	—	(0.13)
Return of capital	—		—	—	—	—	(0.03)
Total dividends and distributions	(0.18)		(0.37)	(0.28)	(0.29)	(0.26)	(0.59)

Net asset value, end of period

$

8.35

$

9.39

$

9.29

$

9.48

$

9.58

$

9.24

Total Return(c)	(9.29	)%(d)	5.12%	0.92%	2.05%	6.59%	(1.10)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,475		$4,675	$3,272	$3,739	$4,590	$4,142

Ratio of expenses to average net assets
Before expense limitation	2.10	%(e)	2.12%	2.20%	2.13%	2.10%	2.19%
After expense limitation(f)	1.70	%(e)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.89	%(e)	2.56%	2.36%	2.58%	2.28%	2.76%
After expense limitation(f)	3.29	%(e)	3.08%	2.96%	3.11%	2.78%	3.35%
Portfolio turnover rate	66	%(d)	144%	153%	169%	141%	153%

(a)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3.  The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	29

ICON Flexible Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018(a)	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$9.31		$9.21	$9.39	$9.51	$9.17	$9.86
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.18		0.34	0.33	0.33	0.31	0.36
Net realized and unrealized gains/(losses) on investments	(1.00)		0.18	(0.19)	(0.10)	0.34	(0.41)
Total from investment operations	(0.82)		0.52	0.14	0.23	0.65	(0.05)

Less dividends and distributions:
Dividends from net investment income	(0.21)		(0.42)	(0.32)	(0.35)	(0.31)	(0.48)
Distributions from net realized gains	—		—	—	—	—	(0.13)
Return of capital	—		—	—	—	—	(0.03)
Total dividends and distributions	(0.21)		(0.42)	(0.32)	(0.35)	(0.31)	(0.64)

Net asset value, end of period	$8.28		$9.31	$9.21	$9.39	$9.51	$9.17

Total Return(c)	(9.01	)%(d)	5.76%	1.55%	2.48%	7.25%	(0.44)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$5,218		$5,733	$3,685	$3,859	$6,100	$7,838

Ratio of expenses to average net assets
Before expense limitation	1.42	%(e)	1.39%	1.45%	1.41%	1.38%	1.36%
After expense limitation(f)	1.10	%(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	3.57	%(e)	3.29%	3.13%	3.13%	2.98%	3.50%
After expense limitation(f)	3.89	%(e)	3.68%	3.58%	3.54%	3.36%	3.86%
Portfolio turnover rate	66	%(d)	144%	153%	169%	141%	153%

(a)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3.  The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

30	www.iconfunds.com

ICON Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$19.80		$19.90	$18.68	$14.08	$13.83	$14.52
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.00	)(b)	0.02 (c)	(0.02)	(0.01)	0.05	(0.02)
Net realized and unrealized gains/(losses) on investments	(3.77)		0.10 (d)	1.24	4.61	0.20	(0.67)
Total from investment operations	(3.77)		0.12	1.22	4.60	0.25	(0.69)

Less dividends and distributions:
Distributions from net realized gains	(1.03)		(0.22)	—	—	—	—
Total dividends and distributions	(1.03)		(0.22)	—	—	—	—

Net asset value, end of period	$15.00		$19.80	$19.90	$18.68	$14.08	$13.83

Total Return	(20.55	)%(e)	0.88%	6.53%	32.67%	1.81%	(4.75)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$20,495		$27,450	$32,583	$32,883	$28,897	$33,695

Ratio of expenses to average net assets
Before expense limitation	1.28	%(f)	1.22%	1.11%	1.10%	1.12%	1.09%
After expense limitation(g)	1.28	%(f)	1.22%	1.11%	1.10%	1.12%	1.09%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.01	)%(f)	0.09%	(0.12)%	(0.04)%	0.39%	(0.11)%
After expense limitation(g)	(0.01	)%(f)	0.09%	(0.12)%	(0.04)%	0.39%	(0.11)%
Portfolio turnover rate	10	%(e)	31%	25%	15%	31%	54%

(a)	Calculated using the average shares method.
(b)	Amount less than $(0.005).
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(e)	Not Annualized.
(f)	Annualized.
(g)

The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3.  The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	31

ICON Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$16.91		$17.21	$16.34	$12.46	$12.38	$13.15
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.09)		(0.15)	(0.22)	(0.17)	(0.09)	(0.18)
Net realized and unrealized gains/(losses) on investments	(3.16)		0.07 (b)	1.09	4.05	0.17	(0.59)
Total from investment operations	(3.25)		(0.08)	0.87	3.88	0.08	(0.77)

Less dividends and distributions:
Distributions from net realized gains	(1.03)		(0.22)	—	—	—	—
Total dividends and distributions	(1.03)		(0.22)	—	—	—	—

Net asset value, end of period	$12.63		$16.91	$17.21	$16.34	$12.46	$12.38

Total Return(c)	(21.00	)%(d)	(0.16)%	5.32%	31.14%	0.65%	(5.86)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$5,266		$7,792	$11,452	$12,663	$11,520	$13,745

Ratio of expenses to average net assets
Before expense limitation	2.47	%(e)	2.40%	2.27%	2.31%	2.41%	2.27%
After expense limitation(f)	2.32	%(e)	2.25%	2.25%	2.25%	2.26%	2.25%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.21	)%(e)	(1.09)%	(1.28)%	(1.25)%	(0.90)%	(1.29)%
After expense limitation(f)	(1.06	)%(e)	(0.94)%	(1.26)%	(1.19)%	(0.75)%	(1.27)%
Portfolio turnover rate	10	%(d)	31%	25%	15%	31%	54%

(a)	Calculated using the average shares method.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3.  The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

32	www.iconfunds.com

ICON Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of period	$18.52		$18.67	$17.60	$13.31	$13.13		$13.84
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.03)		(0.03)	(0.10)	(0.07)	0.00	(b)	(0.08)
Net realized and unrealized gains/(losses) on investments	(3.50)		0.10 (c)	1.17	4.36	0.18		(0.63)
Total from investment operations	(3.53)		0.07	1.07	4.29	0.18		(0.71)

Less dividends and distributions:
Distributions from net realized gains	(1.03)		(0.22)	—	—	—		—
Total dividends and distributions	(1.03)		(0.22)	—	—	—		—

Net asset value, end of period	$13.96		$18.52	$18.67	$17.60	$13.31		$13.13

Total Return(d)	(20.68	)%(e)	0.67%	6.08%	32.23%	1.37%		(5.13)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$5,753		$7,356	$5,404	$5,156	$5,490		$6,994

Ratio of expenses to average net assets
Before expense limitation	1.71	%(f)	1.72%	1.63%	1.66%	1.67%		1.55%
After expense limitation(g)	1.58	%(f)	1.50%	1.50%	1.50%	1.51%		1.50%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.44	)%(f)	(0.40)%	(0.64)%	(0.60)%	(0.16)%		(0.57)%
After expense limitation(g)	(0.31	)%(f)	(0.18)%	(0.51)%	(0.44)%	0.00	%(h)	(0.52)%
Portfolio turnover rate	10	%(e)	31%	25%	15%	31%		54%

(a)	Calculated using the average shares method.

(b)	Amount less than $0.005.

(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.

(f)	Annualized.

(g)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.
(h)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	33

ICON Long/Short Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$26.83		$27.11	$25.13	$18.70	$18.39	$18.41
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.05)		(0.02)	(0.06)	(0.04)	0.04	(0.09)
Net realized and unrealized gains/(losses) on investments	(5.09)		0.09 (b)	2.04	6.47	0.27	0.07
Total from investment operations	(5.14)		0.07	1.98	6.43	0.31	(0.02)

Less dividends and distributions:
Distributions from net realized gains	(1.00)		(0.35)	—	—	—	—
Total dividends and distributions	(1.00)		(0.35)	—	—	—	—

Net asset value, end of period	$20.69		$26.83	$27.11	$25.13	$18.70	$18.39

Total Return	(20.20	)%(c)	0.56%	7.88%	34.39%	1.69%	(0.11)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$9,234		$12,764	$18,580	$11,259	$7,114	$17,196

Ratio of expenses to average net assets
Before expense limitation	1.73	%(d)	1.53%	1.38%	1.50%	1.63%	1.37%
After expense limitation(e)	1.47	%(d)	1.25%	1.25%	1.25%	1.28%	1.28%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.60	)%(d)	(0.36)%	(0.33)%	(0.43)%	(0.11)%	(0.52)%
After expense limitation(e)	(0.34	)%(d)	(0.08)%	(0.20)%	(0.18)%	0.24%	(0.43)%
Portfolio turnover rate	7	%(c)	31%	36%	24%	20%	74%

(a)	Calculated using the average shares method.

(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(c)	Not Annualized.
(d)	Annualized.

(e)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

34	www.iconfunds.com

ICON Long/Short Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$23.09		$23.63	$22.13	$16.65	$16.54	$16.74
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.16)		(0.25)	(0.30)	(0.25)	(0.13)	(0.27)
Net realized and unrealized gains/(losses) on investments	(4.32)		0.06 (b)	1.80	5.73	0.24	0.07
Total from investment operations	(4.48)		(0.19)	1.50	5.48	0.11	(0.20)

Less dividends and distributions:
Distributions from net realized gains	(1.00)		(0.35)	—	—	—	—
Total dividends and distributions	(1.00)		(0.35)	—	—	—	—

Net asset value, end of period	$17.61		$23.09	$23.63	$22.13	$16.65	$16.54

Total Return(c)	(20.62	)%(d)	(0.47)%	6.78%	32.91%	0.67%	(1.19)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,990		$2,862	$5,036	$4,671	$4,211	$6,300

Ratio of expenses to average net assets
Before expense limitation	3.12	%(e)	2.84%	2.60%	2.75%	2.76%	2.53%
After expense limitation(f)	2.52	%(e)	2.30%	2.30%	2.30%	2.33%	2.33%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(2.00	)%(e)	(1.67)%	(1.57)%	(1.69)%	(1.21)%	(1.68)%
After expense limitation(f)	(1.40	)%(e)	(1.13)%	(1.27)%	(1.24)%	(0.78)%	(1.48)%
Portfolio turnover rate	7	%(d)	31%	36%	24%	20%	74%

(a)	Calculated using the average shares method.

(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	The total return calculation excludes any sales charges.

(d)	Not Annualized.
(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	35

ICON Long/Short Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$25.81		$26.16		$24.33	$18.16	$17.91	$17.99
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.09)		(0.09)		(0.14)	(0.11)	(0.01)	(0.15)
Net realized and unrealized gains/(losses) on investments	(4.87)		0.09	(b)	1.97	6.28	0.26	0.07
Total from investment operations	(4.96)		(0.00	)(c)	1.83	6.17	0.25	(0.08)

Less dividends and distributions:
Distributions from net realized gains	(1.00)		(0.35)		—	—	—	—
Total dividends and distributions	(1.00)		(0.35)		—	—	—	—

Net asset value, end of period	$19.85		$25.81		$26.16	$24.33	$18.16	$17.91

Total Return(d)	(20.30	)%(e)	0.31%		7.52%	33.98%	1.40%	(0.44)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,522		$4,894		$5,351	$7,003	$5,316	$9,186

Ratio of expenses to average net assets
Before expense limitation	2.25	%(f)	2.08%		1.83%	1.93%	1.95%	1.73%
After expense limitation(g)	1.77	%(f)	1.55%		1.55%	1.55%	1.58%	1.58%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.12	)%(f)	(0.92)%		(0.80)%	(0.87)%	(0.40)%	(0.89)%
After expense limitation(g)	(0.65	)%(f)	(0.39)%		(0.52)%	(0.49)%	(0.03)%	(0.74)%
Portfolio turnover rate	7	%(e)	31%		36%	24%	20%	74%

(a)	Calculated using the average shares method.

(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount less than $(0.005).

(d)	The total return calculation excludes any sales charges.

(e)	Not Annualized.

(f)	Annualized.

(g)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

36	www.iconfunds.com

ICON Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$13.52		$19.51	$18.88	$14.74		$13.32	$13.04
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.04)		(0.07)	(0.15)	(0.13)		(0.03)	(0.09)
Net realized and unrealized gains/(losses) on investments	(4.97)		(2.22)	1.07	4.48		1.46	0.58
Total from investment operations	(5.01)		(2.29)	0.92	4.35		1.43	0.49

Less dividends and distributions:
Distributions from net realized gains	(0.02)		(3.70)	(0.29)	(0.21)		(0.01)	(0.21)
Total dividends and distributions	(0.02)		(3.70)	(0.29)	(0.21)		(0.01)	(0.21)

Net asset value, end of period	$8.49		$13.52	$19.51	$18.88		$14.74	$13.32

Total Return	(37.14	)%(b)	(7.53)%	4.88%	29.75%		10.76%	3.75%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$9,597		$16,517	$21,084	$19,369		$16,059	$11,047

Ratio of expenses to average net assets
Before expense limitation	1.46	%(c)	1.45%	1.35%	1.47%		1.53%	1.58%
After expense limitation(d)	1.46	%(c)	1.30%	1.30%	1.45	%(e)	1.51%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.57	)%(c)	(0.69)%	(0.80)%	(0.80)%		(0.27)%	(0.72)%
After expense limitation(d)	(0.57	)%(c)	(0.54)%	(0.75)%	(0.78)%		(0.25)%	(0.65)%
Portfolio turnover rate	16	%(b)	41%	87%	26%		95%	76%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.
(e)	Effective June 30, 2017, the annual expense limitation rate changed from 1.50% to 1.30%.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	37

ICON Risk-Managed Balanced Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$16.08		$16.32	$15.74	$14.46	$14.02	$13.98
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.09		0.18	0.16	0.21	0.19	0.18
Net realized and unrealized gains/(losses) on investments	(3.19)		(0.21)	0.57	1.30	0.42	0.01
Total from investment operations	(3.10)		(0.03)	0.73	1.51	0.61	0.19

Less dividends and distributions:
Dividends from net investment income	(0.11)		(0.21)	(0.15)	(0.23)	(0.17)	(0.15)
Total dividends and distributions	(0.11)		(0.21)	(0.15)	(0.23)	(0.17)	(0.15)

Net asset value, end of period	$12.87		$16.08	$16.32	$15.74	$14.46	$14.02

Total Return	(19.37	)%(b)	(0.14)%	4.64%	10.53%	4.39%	1.35%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$6,143		$7,678	$10,676	$15,272	$20,087	$26,677

Ratio of expenses to average net assets
Before expense limitation	1.63	%(c)	1.51%	1.38%	1.36%	1.27%	1.34%
After expense limitation(d)	1.31	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.84	%(c)	0.84%	0.82%	1.26%	1.27%	1.09%
After expense limitation(d)	1.16	%(c)	1.15%	1.00%	1.42%	1.34%	1.23%
Portfolio turnover rate	16	%(b)	66%	87%	83%	109%	119%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

38	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$14.68		$14.92		$14.42		$13.27	$12.89	$12.90
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.01		0.02		(0.00	)(b)	0.06	0.04	0.03
Net realized and unrealized gains/(losses) on investments	(2.91)		(0.19)		0.52		1.19	0.39	0.01
Total from investment operations	(2.90)		(0.17)		0.52		1.25	0.43	0.04

Less dividends and distributions:
Dividends from net investment income	(0.04)		(0.07)		(0.02)		(0.10)	(0.05)	(0.05)
Total dividends and distributions	(0.04)		(0.07)		(0.02)		(0.10)	(0.05)	(0.05)

Net asset value, end of period	$11.74		$14.68		$14.92		$14.42	$13.27	$12.89

Total Return(c)	(19.82	)%(d)	(1.13)%		3.61%		9.44%	3.35%	0.31%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$12,937		$16,907		$16,409		$16,583	$15,151	$13,061

Ratio of expenses to average net assets
Before expense limitation	2.46	%(e)	2.37%		2.28%		2.30%	2.29%	2.38%
After expense limitation(f)	2.31	%(e)	2.20%		2.20%		2.20%	2.20%	2.20%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.01	%(e)	0.00	%(g)	(0.08)%		0.35%	0.24%	0.06%
After expense limitation(f)	0.16	%(e)	0.17%		0.00	%(g)	0.45%	0.33%	0.24%
Portfolio turnover rate	16	%(d)	66%		87%		83%	109%	119%

(a)	Calculated using the average shares method.
(b)	Amount less than $(0.005).
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.
(g)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	39

ICON Risk-Managed Balanced Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$15.69		$15.93	$15.36	$14.11	$13.68	$13.69
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.07		0.13	0.12	0.17	0.15	0.14
Net realized and unrealized gains/(losses) on investments	(3.12)		(0.20)	0.55	1.27	0.42	0.00 (b)
Total from investment operations	(3.05)		(0.07)	0.67	1.44	0.57	0.14

Less dividends and distributions:
Dividends from net investment income	(0.09)		(0.17)	(0.10)	(0.19)	(0.14)	(0.15)
Total dividends and distributions	(0.09)		(0.17)	(0.10)	(0.19)	(0.14)	(0.15)

Net asset value, end of period	$12.55		$15.69	$15.93	$15.36	$14.11	$13.68

Total Return(c)	(19.52	)%(d)	(0.41)%	4.40%	10.29%	4.18%	1.00%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,142		$2,972	$4,849	$7,084	$9,095	$8,446

Ratio of expenses to average net assets
Before expense limitation	2.08	%(e)	1.87%	1.64%	1.64%	1.60%	1.70%
After expense limitation(f)	1.56	%(e)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.39	%(e)	0.47%	0.56%	0.98%	0.93%	0.71%
After expense limitation(f)	0.91	%(e)	0.89%	0.75%	1.17%	1.08%	0.96%
Portfolio turnover rate	16	%(d)	66%	87%	83%	109%	119%

(a)	Calculated using the average shares method.
(b)	Less than $0.005.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

40	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

1. ORGANIZATION

The ICON Equity Income Fund (“Equity Income Fund”), ICON Flexible Bond Fund (“Flexible Bond Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/ Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”) are a series of funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund, with the exception of the Opportunities Fund, offers three classes of shares: Class S, Class C and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently eleven other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Flexible Bond Fund is to maximize total return. The investment objective of the ICON Fund is capital appreciation with a secondary objective of capital preservation to provide long-term growth. The investment objective of the Opportunities Fund is to provide capital appreciation. The investment objective of the Long/Short Fund is to provide capital appreciation. The investment objective of the Risk-Managed Balanced Fund is modest capital appreciation and income.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases.

The Funds may invest in other investment companies. As with other investments, investments in other investment companies, including closed-end funds (which include business development companies (BDCs)), unit investment trusts, open-end investment companies, and exchange traded funds, are subject to many of the same risks as investing directly in the underlying instruments, including market risk and, for non-index strategies, selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (including management and advisory fees). If a Fund acquires shares of one or more underlying funds, shareholders bear both their proportionate share of expenses in the Fund (excluding management and advisory fees attributable to those assets of the Fund invested in the underlying funds) and, indirectly, the expenses of the underlying funds (including management and advisory fees). Further, the closed-end fund market is inefficient. Many closed-end funds (CEFs including many in which the Funds invest, are small or microcap securities. There is little independent research published on CEFs and limited availability of data makes research difficult and time consuming. CEFs may trade unpredictably. The underlying assets may be unknown and their value not readily determinable. The Funds often purchase CEFs believing they are trading at a discount to NAV, and an ongoing corporate action will cause the discount to narrow or disappear. With little independent analysis of the CEFs’ individual assets, the Fund essentially makes a value based arbitrage strategy. The Fund will look to events like pending or proposed tender offers, liquidations, take-over plays etc. If the event is not preceded by an official announcement — and is, instead, “pending” or “anticipated” — this strategy can be very risky. If the event is announced, there is still the possibility that it will not happen. In sum, investing in CEFs in general, and CEF arbitrage plays in particular carry unique and arguably heightened risks.

The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund may invest in medium-and lower-quality debt securities. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds are also less liquid (more difficult to sell) than equities and higher credit bonds. Reduced liquidity may adversely affect the market price of, and ability of a Fund to value and sell particular securities at certain times, thereby making it difficult to make specific valuation determinations.

The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations. The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund also may invest in debt securities that are secured with collateral consisting of mortgage related securities (Collateralized Mortgage Obligations or “CMO’s”), and in other types of mortgage-related or other asset-backed securities. CMOs are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are typically structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Many of the risks of investing

Semi-Annual Report | March 31, 2020	41

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. The ICON Fund and Long/Short Fund also may invest in such securities for temporary defensive purposes.

The Long/Short Fund may engage in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases.

The Risk-Managed Balanced Fund may invest in call options; selling/writing call options involves certain risks, such as limiting gains and lack of liquidity of the underlying securities, and are not suitable for all investors.

Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of less government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

The Equity Income Fund has a significant weighting in the Financials Sector, the ICON Fund has a significant weighting in the Information Technology Sector, the Long/Short Fund has a significant weighting in the Information Technology Sector, and the Opportunities Fund has significant weightings in the Industrials, Consumer Discretionary, and Information Technology Sectors which may cause the Funds’ performance to be susceptible to the economic, business and/or other developments that may affect those sectors.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Valuation Committee pursuant to procedures approved by the Funds’ Board of Trustees (the “Board”).

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a

42	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Mortgage-related and asset-backed securities are typically issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ Valuation Committee determines that use of another valuation methodology is appropriate. The purpose of daily fair valuation is to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its NAV. The valuation assigned to fair-value securities for purposes of calculating each Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.
Level 2 —	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3 —	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2020:

ICON Equity Income Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$3,656,366	$—	$3,656,366
Common Stocks	46,828,058	—	—	46,828,058
Preferred Stocks	1,034,051	—	—	1,034,051
Closed-End Mutual Funds	677,998	—	—	677,998
Collateral for Securities on Loan	—	169,950	—	169,950
Total	$48,540,107	$3,826,316	$—	$52,366,423

Semi-Annual Report | March 31, 2020	43

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

ICON Flexible Bond Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$100,881,557	$—	$100,881,557
Asset-Backed Securities	—	2,904,994	—	2,904,994
Preferred Stocks	22,306,618	—	—	22,306,618
Convertible Preferred Stocks	1,429,406	—	—	1,429,406
Closed-End Mutual Funds	14,577,568	—	—	14,577,568
Exchange Traded Funds	47,120	—	—	47,120
Collateral for Securities on Loan	—	657,850	—	657,850
Total	$38,360,712	$104,444,401	$—	$142,805,113

ICON Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$31,263,446	$—	$—	$31,263,446
Exchange Traded Funds	316,976	—	—	316,976
Collateral for Securities on Loan	—	195,104	—	195,104
Total	$31,580,422	$195,104	$—	$31,775,526

ICON Long/Short Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$14,577,327	$—	$—	$14,577,327
Exchange Traded Funds	154,373	—	—	154,373
Collateral for Securities on Loan	—	165,928	—	165,928
Total	$14,731,700	$165,928	$—	$14,897,628

ICON Opportunities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$9,576,368	$—	$—	$9,576,368
Exchange Traded Funds	62,890	—	—	62,890
Collateral for Securities on Loan	—	55,200	—	55,200
Total	$9,639,258	$55,200	$—	$9,694,458

ICON Risk-Managed Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$4,911,657	$—	$4,911,657
Common Stocks	14,485,849	—	—	14,485,849
Preferred Stocks	331,573	—	—	331,573
Closed-End Mutual Funds	1,323,874	—	—	1,323,874
Total	$16,141,296	$4,911,657	$—	$21,052,953

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Credit Diversification tables for additional security details.

There were no Level 3 securities held in any of the Funds at March 31, 2020.

44	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at the NAV. NAV per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading. The NAV is computed by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Cash and Cash Equivalents

Idle cash may be swept into an overnight demand deposit account and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the six months ended March 31, 2020 was limited to purchased options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. A Fund may use derivatives to hedge risks inherent in its portfolio, to enhance the potential return of its portfolio, to diversify its portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement an investment strategy through investments that may be more tax-efficient than a direct equity investment.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limiting gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase or sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

Semi-Annual Report | March 31, 2020	45

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

For the six months ended March 31, 2020, the Risk-Managed Balanced Fund engaged in purchased put option transactions. There were no open option contracts as of March 31, 2020.

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

ICON Risk-Managed Balanced Fund Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on Investments, options and foreign currency translations/ Change in unrealized net appreciation/(depreciation) on Investments, options and foreign currency	$(34,732)	$33,619
Total		$(34,732)	$33,619

The average purchased option contracts during the six months ended March 31, 2020, were as follows:

ICON Risk-Managed Balanced Fund

Derivative Type	Unit of Measurement	Average Contracts+	Days Held
Purchased Options	Contracts	13	159

+     The average is calculated based on the actual number of days with outstanding derivatives.

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s prime broker. The collateral required is determined daily by reference to the fair value of the short positions. Such collateral for the Fund is restricted from use. The cash collateral that is restricted from use is included on the Statement of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statement of Operations. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of and for the six months ended March 31, 2020, the Long/Short Fund did not engage in short selling.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Collateral is received in exchange for securities on loan in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by assets that generally exceed the value of the securities on loan. Collateral may consist of cash or securities issued or guaranteed by the United States government or its agencies or instrumentalities. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

46	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

The following is a summary of the Funds’ securities lending positions and related cash and non-cash collateral received as of March 31, 2020:

	Market Value of Securities on Loan	Market Value of Cash Collateral Received	Market Value of Non-Cash Collateral Received	Total Collateral Received	Net Collateral Due To/(From) Counterparty
ICON Equity Income Fund	$1,414,290	$169,950	$1,173,750	$1,343,700	$(70,590)
ICON Flexible Bond Fund	1,087,609	657,850	439,740	1,097,590	9,981
ICON Fund	314,371	195,104	142,800	337,904	23,533
ICON Long/Short Fund	1,159,425	165,928	1,055,600	1,221,528	62,103
ICON Opportunities Fund	167,632	55,200	124,200	179,400	11,768

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest cash collateral received from lending in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedules of Investments. The Funds bear the risk of loss with respect to the investment of cash collateral. The State Street Navigator Securities Lending Government Money Market Portfolio is a Government Money Market Portfolio designed to provide continuous daily liquidity. Non-Cash collateral received consists of securities issued or guaranteed by the United States government or its agencies or instrumentalities with remaining maturities ranging from overnight to 30 years. Non-cash collateral is not disclosed on the Funds’ Schedules of Investments or their Statements of Assets and Liabilities as the Funds do not have the ability to re-hypothecate these securities. The net securities lending income earned by the Funds for the six months ended March 31, 2020, is included in the Statements of Operations.

The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020. It may also include collateral received from the pre-funding of security loans.

Security loans consist of equity and corporate fixed income securities and generally do not have a stated maturity date. The Funds may recall a loaned security at any time.

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains. As of and during the six months ended March 31, 2020, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Flexible Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Semi-Annual Report | March 31, 2020	47

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class or number of shareholder accounts. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets or number of shareholder accounts. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

48	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Below are additional class level expenses for the six months ended March 31, 2020 that are included on the Statements of Operations:

Fund	Printing Fees*	Transfer Agent Fees*	Registration Fees
ICON Equity Income Fund
Class S	$2,621	$39,491	$8,969
Class C	797	10,387	6,459
Class A	334	4,946	5,982
ICON Flexible Bond Fund
Class S	3,211	73,072	14,962
Class C	243	2,312	5,730
Class A	144	3,171	3,888
ICON Fund
Class S	1,165	15,296	7,923
Class C	336	8,077	6,198
Class A	236	7,169	5,960
ICON Long/Short Fund
Class S	671	10,667	6,357
Class C	228	3,112	5,968
Class A	292	6,692	6,187
ICON Risk-Managed Balanced Fund
Class S	605	9,228	6,169
Class C	568	11,462	8,116
Class A	138	2,580	5,945

*	Printing fees and Transfer agent out of pocket fees are a Fund level expense.

3.	FEES, OTHER SERVICES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of investments. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily net assets of the Flexible Bond Fund, 0.75% of average daily net assets of the Equity Income Fund, ICON Fund, Opportunities Fund and Risk-Managed Balanced Fund, and 0.85% of average daily net assets of the Long/Short Fund.

ICON Advisers has contractually agreed to limit the Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Fund	Class S	Class C	Class A
ICON Equity Income Fund	—	0.99%	1.99%	1.24%
ICON Flexible Bond Fund	—	0.75%	1.60%	1.00%
ICON Fund	—	1.25%	2.25%	1.50%
ICON Long/Short Fund	—	1.25%	2.30%	1.55%
ICON Opportunities Fund	1.30%	—	—	—
ICON Risk-Managed Balanced Fund	—	1.20%	2.20%	1.45%

The Funds’ expense limitations, will continue in effect until at least January 31, 2021. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time these payments are proposed.

Semi-Annual Report | March 31, 2020	49

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

As of March 31, 2020, the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2020	Expires 2021	Expires 2022
ICON Equity Income Fund	$75,289	$146,948	$178,285
ICON Flexible Bond Fund	81,060	184,480	168,655
ICON Fund	7,937	9,658	10,750
ICON Long/Short Fund	28,866	54,396	80,910
ICON Opportunities Fund	3,408	46,120	122,802
ICON Risk-Managed Balanced Fund	21,553	45,213	68,338

Accounting, Custody and Transfer Agent Fees

ALPS Fund Services, Inc. (“ALPS”) serves as the fund accounting agent for the Trust. For its services, the Trust pays ALPS a fee, that is calculated daily and paid monthly, which is the greater of an annual rate based on the aggregate average daily net assets of the Trust or a contractual minimum annual fee.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

ALPS is the Trust’s transfer agent. For these services, the Trust pays an annual fee plus annual base fee per Fund, per account fees and out-of-pocket expenses.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the six months ended March 31, 2020, each Fund’s payment for administrative services to ICON Advisers is included on the Statements of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement, with ALPS, under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee, that is calculated daily and paid monthly, which is the greater of an annual rate based on the aggregate average daily net assets of the Trust or a contractual minimum annual fee.

Distribution Fees

ICON Distributors, Inc. (“IDI” or “Distributor”), a wholly-owned subsidiary of ICON Management and Research and affiliate of ICON Advisers, Inc., serves the Trust as Distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate or reimburse the Distributor for the sale and distribution of shares and for other shareholder services. The Flexible Bond Fund Class C shareholders pay an annual distribution fee of 0.85% of average daily net assets and Class A shareholders pay an annual distribution fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual distribution fee of 1.00% of average daily net assets for Class C shares and an annual distribution fee of 0.25% of average daily net assets for Class A shares. There is no annual distribution fee for Class S shares or the ICON Opportunities Fund. The total amount paid by each Fund under the 12b-1 Plan is shown on the Statements of Operations.

50	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Class A Shares are subject to an initial sales charge and the public offering price of Class A shares equals net asset value plus the applicable sales charge, which is a maximum of 5.75% (4.75% for Class A shares of the ICON Flexible Bond Fund). For the six months ended March 31, 2020, IDI collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries, as follows:

Fund	Sales Charges Collected (Unaudited)
ICON Equity Income Fund Class A	$1,248
ICON Flexible Bond Fund Class A	8,439
ICON Fund Class A	2,227
ICON Long/Short Fund Class A	23
ICON Risk-Managed Balanced Fund Class A	415

In addition, IDI receives a contingent deferred sales charge of 1.00% of the purchase price on redemptions of Class C shares made within one year following the date of purchase. A 1.00% contingent deferred sales charge may also apply to certain redemptions of Class A shares made within one year following the purchase of $1 million or more without an initial sales charge. For the six months ended March 31, 2020, IDI collected the following contingent deferred sales charges:

Fund	Contingent Deferred Sales Charges Collected (Unaudited)
ICON Equity Income Fund Class C	$235
ICON Flexible Bond Fund Class C	972
ICON Fund Class C	94
ICON Risk-Managed Balanced Fund Class C	330

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust pays a portion of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the six months ended March 31, 2020, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statements of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board reviews and approves such reimbursements. For the six months ended March 31, 2020, the total related amounts accrued by the Funds under this arrangement was $0.

The Funds did not engage in cross trades with each other, during the six months ended March 31, 2020, pursuant to Rule 17a-7 under the 1940 Act. Generally, cross trading is the buying or selling of portfolio securities between funds or investment portfolios to which the Adviser serves as the investment adviser or sub-adviser. The Board previously adopted procedures that apply to transactions between the Funds and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Funds’ procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund.

4.	BORROWINGS

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $30 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The Line of Credit agreement/arrangement expired on March 16, 2020.

Semi-Annual Report | March 31, 2020	51

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

For the six months ended March 31, 2020, the average outstanding loan by Fund was as follows:

Fund	Maximum Borrowing (10/01/19 - 03/31/20)	Average Borrowing (10/01/19 - 03/31/20)^	Average Interest Rates (10/01/19 - 03/31/20)^
ICON Equity Income Fund*	$1,288,382	$431,507	2.88%
ICON Flexible Bond Fund*	406,749	406,749	2.86%
ICON Fund*	262,525	79,552	2.95%
ICON Long/Short Fund*	226,544	66,961	3.01%
ICON Opportunities Fund*	136,285	35,673	2.95%

*	There were no outstanding borrowings under this agreement/arrangement as of March 31, 2020.
^	The average is calculated based on the actual number of days with outstanding borrowings.

5.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding securities sold short, short-term securities and written options contracts) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Equity Income Fund	$9,468,632	$19,998,763
ICON Flexible Bond Fund	116,782,937	104,149,441
ICON Fund	4,018,151	6,504,552
ICON Long/Short Fund	1,285,355	3,404,733
ICON Opportunities Fund	2,408,344	3,645,558
ICON Risk-Managed Balanced Fund	4,205,141	4,897,993

6.	FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

The capital losses with no expiration were as follows:

Fund	Short-Term	Long-Term
ICON Flexible Bond Fund	$775,746	$1,668,701
ICON Risk-Managed Balanced Fund	—	17,398

During the year ended September 30, 2019, the ICON Flexible Bond Fund utilized capital loss carryforwards of $549,954.

The following Funds elect to defer to the period ending September 30, 2020, capital losses recognized during the period November 1, 2018 to September 30, 2019:

Fund	Capital Losses Recognized
ICON Flexible Bond Fund	$217,260
ICON Opportunities Fund	1,151,785
ICON Risk-Managed Balanced Fund	340,806

52	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

The following Funds elect to defer to the period ending September 30, 2020, late year ordinary losses:

Fund	Ordinary Losses Recognized
ICON Fund	$58,149
ICON Long/Short Fund	55,541
ICON Opportunities Fund	68,106

For the year ended September 30, 2019, the following reclassifications were made, which had no impact on results of operations or net assets.

Fund	Paid-in Capital	Total Distributable Earnings
ICON Equity Income Fund	$5,383	$(5,383)
ICON Flexible Bond Fund	(39)	39
ICON Fund	(179,724)	179,724
ICON Long/Short Fund	(169,498)	169,498
ICON Opportunities Fund	(129,703)	129,703
ICON Risk-Managed Balanced Fund	6,942	(6,942)

For ICON Fund, Long/Short Fund and Opportunities Fund included in the amounts for reclassified were a net operating loss offset to paid in capital of $179,724, $169,498 and $109,709.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2019, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
ICON Equity Income Fund	$2,166,210	$39,923
ICON Flexible Bond Fund	6,122,522	—
ICON Fund	—	541,496
ICON Long/Short Fund	—	312,036
ICON Opportunities Fund	19,994	3,815,815
ICON Risk-Managed Balanced Fund	222,948	—

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Other Cumulative Effect of Timing Differences	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/(Deficit)
ICON Equity Income Fund	$573,127	$918,409	$—	$3,272,005	$4,763,541
ICON Flexible Bond Fund	140,015	(2,661,707)	—	199,396	(2,322,296)
ICON Fund	—	2,241,060	(58,149)	10,241,452	12,424,363
ICON Long/Short Fund	—	757,120	(55,541)	3,610,020	4,311,599
ICON Opportunities Fund	—	(1,151,785)	(68,106)	1,860,413	640,522
ICON Risk-Managed Balanced Fund	11,623	(358,204)	—	2,381,078	2,034,497

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax treatment of tax deferral of losses on wash sales.

Semi-Annual Report | March 31, 2020	53

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

As of March 31, 2020, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)*	Cost of Investments for Income Tax Purposes
ICON Equity Income Fund	$850,181	$(14,358,716)	$(13,508,535)	$65,874,958
ICON Flexible Bond Fund	154,412	(17,722,207)	(17,567,795)	160,372,908
ICON Fund	6,184,268	(4,985,599)	1,198,669	30,576,859
ICON Long/Short Fund	2,398,184	(1,880,859)	517,325	14,380,304
ICON Opportunities Fund	553,312	(5,058,946)	(4,505,634)	14,200,092
ICON Risk-Managed Balanced Fund	1,801,408	(4,687,391)	(2,885,983)	23,938,936

*	This balance includes appreciation/(depreciation) of foreign currency.

7.	PENDING TRANSACTION

On October 23, 2019, ICON Advisers, Inc., the investment adviser to ICON Funds, a Massachusetts business trust and open-end investment company (“ICON”), and CCM Partners, LP d/b/a Shelton Capital Management, the investment adviser of SCM Trust, a Massachusetts business trust and open-end investment company (“SCM Trust”), entered into a Transaction Agreement whereby they each agreed to recommend to the Board of Trustees of ICON and SCM Trust, respectively, that the separate funds of ICON be reorganized with and into certain SCM Trust funds.

In connection with the Transaction Agreement, on February 7, 2020 the Board of Trustees of ICON Funds unanimously approved Agreements and Plans of Reorganization (the “Agreements”) in respect of the proposed Fund reorganizations listed below (each, a “Reorganization”). The Board of Trustees of SCM Trust approved the Agreements on February 6, 2020. Each Agreement provides for the transfer of the assets and liabilities of each Fund (except the ICON International Equity Fund) to a corresponding, newly formed fund and of the ICON International Equity Fund into the already existing Shelton International Select Equity Fund series of the SCM Trust (each such acquiring fund, an “Acquiring Fund,” and collectively the “Acquiring Funds”) in the SCM Trust in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the respective Fund as of the close of business on the closing date. The proposed Reorganizations will result in the consolidation of 16 ICON Funds into eight new Acquiring Funds as shown in the table below.

Current Acquired Funds of ICON Funds	Corresponding Acquiring Funds of SCM Trust
ICON Fund	ICON Equity Fund
ICON Long/Short Fund	ICON Equity Fund
ICON Opportunities Fund	ICON Equity Fund

ICON Equity Income Fund	ICON Equity Income Fund
ICON Risk-Managed Balanced Fund	ICON Equity Income Fund

ICON Consumer Discretionary Fund	ICON Consumer Select Fund
ICON Consumer Staples Fund	ICON Consumer Select Fund
ICON Financial Fund	ICON Consumer Select Fund

ICON Energy Fund	ICON Natural Resources Fund
ICON Industrials Fund	ICON Natural Resources Fund
ICON Natural Resources Fund	ICON Natural Resources Fund

ICON Information Technology Fund	ICON Health and Information Technology Fund
ICON Healthcare Fund	ICON Health and Information Technology Fund

ICON Utilities Fund	ICON Utilities and Income Fund

ICON Flexible Bond Fund	ICON Flexible Bond Fund

ICON Emerging Markets Fund	Shelton Emerging Markets Fund

54	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

If the Reorganizations are approved by the shareholders of each Fund, the Acquiring Funds (other than the Shelton Emerging Markets Fund and Shelton International Select Equity Fund) will be advised by Shelton Capital Management and sub-advised by ICON Advisers, Inc. The Shelton Emerging Markets Fund will be advised by Shelton Capital Management with no sub-adviser. The Shelton International Select Equity Fund will continue to be advised by Shelton Capital Management with no sub-adviser.

Each Reorganization is subject to the approval of shareholders of each Fund. Shareholders of record of each fund as of the close of business on March 23, 2020, the record date for the Special Meeting, will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the ICON Funds Board of Trustees considered in approving the Agreement. The Special Meeting scheduled to take place on May 20, 2020 was adjourned in order to provide shareholders who had not yet cast their proxy vote additional time to do so. Each Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, each Reorganization is expected to close on June 26, 2020, or as soon as practicable thereafter. This is subject to change.

In conjunction with the Agreement, Class C shares of the Funds are now closed to new or additional purchases.

8.	SUBSEQUENT EVENTS

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser participated in the Paycheck Protection Program (“PPP”) and received a loan of $611,000. This loan is forgivable if the proceeds are used to cover payroll costs, rent, and utility costs over the 8 week period after the loan is made. The Adviser is not currently experiencing conditions that are reasonably likely to impair its ability to meet contractual commitments to its clients, including the ICON Funds. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

Semi-Annual Report | March 31, 2020	55

ICON Diversified Funds	Disclosure of Fund Expenses

March 31, 2020 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/19 – 03/31/20).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expense Ratio(a)	Expenses Paid During period October 1, 2019 - March 31, 2020(b)
ICON Equity Income Fund
Class S
Actual	$1,000.00	$775.40	1.05%	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	1.05%	$5.30
Class C
Actual	$1,000.00	$771.50	2.05%	$9.08
Hypothetical (5% return before expenses)	$1,000.00	$1,014.75	2.05%	$10.33
Class A
Actual	$1,000.00	$774.40	1.30%	$5.77
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	1.30%	$6.56

ICON Flexible Bond Fund
Class S
Actual	$1,000.00	$911.50	0.85%	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	0.85%	$4.29
Class C
Actual	$1,000.00	$907.10	1.70%	$8.11
Hypothetical (5% return before expenses)	$1,000.00	$1,016.50	1.70%	$8.57
Class A
Actual	$1,000.00	$909.90	1.10%	$5.25
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	1.10%	$5.55

56	www.iconfunds.com

ICON Diversified Funds	Disclosure of Fund Expenses

March 31, 2020 (Unaudited)

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expense Ratio(a)	Expenses Paid During period October 1, 2019 - March 31, 2020(b)
ICON Fund
Class S
Actual	$1,000.00	$794.50	1.28%	$5.74
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.28%	$6.46
Class C
Actual	$1,000.00	$790.00	2.32%	$10.38
Hypothetical (5% return before expenses)	$1,000.00	$1,013.40	2.32%	$11.68
Class A
Actual	$1,000.00	$793.20	1.58%	$7.08
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	1.58%	$7.97

ICON Long/Short Fund
Class S
Actual	$1,000.00	$798.00	1.47%	$6.61
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	1.47%	$7.41
Class C
Actual	$1,000.00	$793.80	2.52%	$11.30
Hypothetical (5% return before expenses)	$1,000.00	$1,012.40	2.52%	$12.68
Class A
Actual	$1,000.00	$797.00	1.77%	$7.95
Hypothetical (5% return before expenses)	$1,000.00	$1,016.15	1.77%	$8.92

ICON Opportunities Fund
Actual	$1,000.00	$628.60	1.46%	$5.94
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	1.46%	$7.36

ICON Risk-Managed Balanced Fund
Class S
Actual	$1,000.00	$806.30	1.31%	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	1.31%	$6.61
Class C
Actual	$1,000.00	$801.80	2.31%	$10.41
Hypothetical (5% return before expenses)	$1,000.00	$1,013.45	2.31%	$11.63
Class A
Actual	$1,000.00	$804.80	1.56%	$7.04
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	1.56%	$7.87

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 183/366 (to reflect the half-year period).

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

Semi-Annual Report | March 31, 2020	57

ICON Diversified Funds	Additional Information

March 31, 2020 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

58	www.iconfunds.com

ICON Diversified Funds	Privacy Policy

March 31, 2020 (Unaudited)

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account balances
● income and transaction history
● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

Semi-Annual Report | March 31, 2020	59

ICON Diversified Funds	Privacy Policy

March 31, 2020 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

●    open an account or enter into an investment advisory contract

●    provide account information or give us your contact information

●    make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes — information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●    Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● ICON doesn’t jointly market

60	www.iconfunds.com

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, Suite 1200
Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

SEMI-ANNUAL REPORT
March 31, 2020

International Funds

ICON Emerging Markets Fund (ICARX, IPCAX)

ICON International Equity Fund (ICNEX, IIQCX, IIQAX)

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

Beginning on January 1, 2021, ICON will no longer send paper copies of the Funds’ annual and semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and given a website address of where to access the report.

If you have already opted to receive e-delivery, this change will not affect you and you do not need to take any action. At any time, shareholders who invest directly in the ICON Funds may generally elect to receive reports or other communications electronically by enrolling at www.iconfunds.com or calling 1-800-764-0442 or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with ICON, please call 1-800-764-0442. If you are a retirement plan sponsor or invest in the ICON Funds through a financial intermediary, please contact your representative or financial intermediary. Your election to receive reports as a paper copy will apply to all ICON Funds held in your account. Your election can be changed at any time in the future.

1-800-764-0442 ● www.iconfunds.com

ICON International Funds	About This Report

March 31, 2020 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2020, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment in a region fund may involve greater risk and volatility than a diversified fund. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Emerging Markets Fund	Schedule of Investments

March 31, 2020 (Unaudited)

	Shares or
	Principal
	Amount	Value
Common Stocks (75.57%)
Communications Equipment (5.68%)
Accton Technology Corp.	240,000	$1,284,142

Diversified Banks (26.34%)
Agricultural Bank of China, Ltd., Class H	3,364,000	1,343,127
Bank of China, Ltd., Class H	3,462,000	1,317,858
Bank of Georgia Group PLC	40,000	454,028
China Construction Bank Corp., Class H	1,750,000	1,422,482
Industrial & Commercial Bank of China, Ltd., Class H	1,052,000	717,652
Sberbank of Russia PJSC, Sponsored ADR	35,000	329,000
Turkiye Garanti Bankasi AS(a)	300,000	367,931
		5,952,078
Education Services (2.11%)
New Oriental Education & Technology Group, Inc., Sponsored, ADR(a)	4,400	476,256

Gas Utilities (2.91%)
Kunlun Energy Co., Ltd.	1,138,000	657,661

Integrated Telecommunication Services (0.00%)(b)
Sarana Menara Nusantara Tbk PT	1,100	45

Interactive Media & Services (1.98%)
Autohome, Inc., ADR(a)	6,300	447,426

Internet & Direct Marketing Retail (4.53%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	3,000	583,440
MercadoLibre, Inc.(a)	900	439,722
		1,023,162
Multi-line Insurance (5.01%)
Sul America SA	172,725	1,131,201

Packaged Foods & Meats (2.57%)
Indofood CBP Sukses Makmur Tbk PT	930,000	580,070

Paper Packaging (0.81%)
DS Smith PLC	54,000	183,028

Real Estate Development (1.25%)
LSR Group PJSC, GDR	200,000	282,800

Real Estate Operating Companies (5.24%)
BR Malls Participacoes SA	312,000	593,245
Iguatemi Empresa de Shopping Centers SA	98,000	592,025
		1,185,270
Regional Banks (2.60%)
Regional SAB de CV	223,800	588,687
	Shares or
	Principal
	Amount	Value
Restaurants (2.05%)
Luckin Coffee, Inc., ADR(a)	17,000	$462,230

Semiconductor Equipment (2.39%)
Xinyi Solar Holdings, Ltd.	975,000	540,929

Semiconductors (4.54%)
Taiwan Semiconductor Manufacturing Co., Ltd.	114,000	1,026,264

Technology Hardware, Storage & Peripherals (2.84%)
Samsung Electronics Co., Ltd.	16,500	641,545

Water Utilities (2.72%)
TTW PCL	1,599,400	615,026

Total Common Stocks (Cost $21,064,056)		17,077,820

Total Investments (75.57%) (Cost $21,064,056)		$17,077,820

Other Assets Less Liabilities (24.43%)		5,520,789

Net Assets (100.00%)		$22,598,609

(a)	Non-income producing security.
(b)	Less than 0.005%.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	3

ICON Emerging Markets Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Country Composition (March 31, 2020) (Unaudited)

China	32.35%
Brazil	10.25%
Taiwan	10.22%
Hong Kong	2.91%
South Korea	2.84%
Thailand	2.72%
Russia	2.71%
Mexico	2.60%
Indonesia	2.57%
Georgia	2.01%
Argentina	1.95%
Turkey	1.63%
United Kingdom	0.81%
75.57%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (March 31, 2020) (Unaudited)

Financials	33.95%
Information Technology	15.45%
Consumer Discretionary	8.69%
Real Estate	6.49%
Utilities	5.63%
Consumer Staples	2.57%
Communication Services	1.98%
Materials	0.81%
75.57%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2020) (Unaudited)

Diversified Banks	26.34%
Communications Equipment	5.68%
Real Estate Operating Companies	5.24%
Multi-line Insurance	5.01%
Semiconductors	4.54%
Internet & Direct Marketing Retail	4.53%
Gas Utilities	2.91%
Technology Hardware, Storage & Peripherals	2.84%
Water Utilities	2.72%
Regional Banks	2.60%
Food-Misc/Diversified	2.57%
Energy-Alternate Sources	2.39%
Education Services	2.11%
Restaurants	2.05%
Interactive Media & Services	1.98%
Real Estate Development	1.25%
Other Industries (each less than 1%)	0.81%
75.57%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

4	www.iconfunds.com

ICON International Equity Fund	Schedule of Investments

  March 31, 2020 (Unaudited)

	Shares or
	Principal
	Amount	Value
Common Stocks (82.26%)
Apparel, Accessories & Luxury Goods (1.76%)
Adidas AG	1,700	$377,447

Application Software (0.98%)
Open Text Corp.	6,000	209,806

Auto Parts & Equipment (1.44%)
Valeo SA	19,000	309,240

Construction Materials (3.15%)
CRH PLC	25,000	676,074

Diversified Banks (7.92%)
Bank Rakyat Indonesia Persero Tbk PT	2,000,000	366,810
BNP Paribas SA	7,600	221,884
DBS Group Holdings, Ltd.	49,000	639,359
DNB ASA	7,700	85,785
KBC Group NV	8,500	385,689
		1,699,527
Electric Utilities (7.36%)
CK Infrastructure Holdings, Ltd.	74,000	391,748
Enel SpA	101,600	700,822
Iberdrola SA	22,306	218,175
Kansai Electric Power Co., Inc.	24,000	267,142
		1,577,887
Gas Utilities (1.62%)
Kunlun Energy Co., Ltd.	314,000	181,464
Rubis SCA	4,000	164,941
		346,405
Health Care Services (1.40%)
Cigna Corp.	1,700	301,206

Independent Power Producers & Energy Traders (1.83%)
Aboitiz Power Corp.	290,000	148,696
Electric Power Development Co., Ltd.	12,200	244,509
		393,205
Integrated Oil & Gas (2.42%)
TOTAL SA	13,800	519,968

Internet & Direct Marketing Retail (1.36%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	1,500	291,720

Life & Health Insurance (5.73%)
AIA Group, Ltd.	73,000	653,689
Ping An Insurance Group Co. of China, Ltd., Class H	59,000	576,209
		1,229,898
Managed Health Care (2.34%)
Anthem, Inc.	1,000	227,040
UnitedHealth Group, Inc.	1,100	274,318
		501,358
	Shares or
	Principal
	Amount	Value
Multi-Utilities (5.19%)
E.ON SE	34,000	$348,761
Engie SA	17,000	174,088
National Grid PLC	31,800	371,559
Veolia Environnement SA	10,500	221,769
		1,116,177
Other Diversified Financial Services (0.05%)
M&G PLC(a)	8,200	11,406

Packaged Foods & Meats (3.70%)
Nestle SA, Sponsored ADR	7,700	793,023

Paper Packaging (1.14%)
Smurfit Kappa Group PLC	8,700	245,741

Personal Products (8.92%)
Beiersdorf AG	6,000	604,145
L’Oreal SA	2,600	672,909
Unilever NV	13,000	634,270
		1,911,324
Pharmaceuticals (8.35%)
GlaxoSmithKline PLC	9,400	176,383
Merck & Co., Inc.	7,100	546,274
Roche Holding AG	3,000	965,226
Takeda Pharmaceutical Co., Ltd.	3,400	103,524
		1,791,407
Real Estate Development (1.61%)
Daiwa House Industry Co., Ltd.	14,000	345,903

Real Estate Operating Companies (5.47%)
BR Malls Participacoes SA	300,000	570,428
Iguatemi Empresa de Shopping Centers SA	100,000	604,107
		1,174,535
Semiconductor Equipment (3.17%)
ASML Holding NV	2,600	680,264

Specialized Finance (3.20%)
Element Fleet Management Corp.	108,000	687,615

Specialty Chemicals (2.15%)
Givaudan SA	150	461,546

Total Common Stocks (Cost $20,082,390)		17,652,682

Total Investments (82.26%) (Cost $20,082,390)		$17,652,682

Other Assets Less Liabilities (17.74%)		3,808,129

Net Assets (100.00%)		$21,460,811

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	5

ICON International Equity Fund	Schedule of Investments
March 31, 2020 (Unaudited)

(a)	Non-income producing security.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Country Composition (March 31, 2020) (Unaudited)

France	10.64%
Switzerland	10.35%
United States	6.29%
Germany	6.20%
Hong Kong	5.73%
United Kingdom	5.56%
Brazil	5.47%
Japan	4.47%
Ireland	4.29%
Canada	4.18%
China	4.04%
Italy	3.27%
Netherlands	3.17%
Singapore	2.98%
Belgium	1.80%
Indonesia	1.71%
Spain	1.02%
Philippines	0.69%
Norway	0.40%
82.26%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (March 31, 2020) (Unaudited)

Financials	16.90%
Utilities	16.00%
Consumer Staples	12.62%
Health Care	12.09%
Real Estate	7.08%
Materials	6.44%
Consumer Discretionary	4.56%
Information Technology	4.15%
Energy	2.42%
82.26%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2020) (Unaudited)

Personal Products	8.92%
Pharmaceuticals	8.35%
Diversified Banks	7.92%
Electric Utilities	7.36%
Life & Health Insurance	5.73%
Real Estate Operating Companies	5.47%
Multi-Utilities	5.19%
Packaged Foods & Meats	3.70%
Specialized Finance	3.20%
Semiconductor Equipment	3.17%
Construction Materials	3.15%
Integrated Oil & Gas	2.42%
Managed Health Care	2.34%
Specialty Chemicals	2.15%
Independent Power Producers & Energy Traders	1.83%
Apparel, Accessories & Luxury Goods	1.76%
Gas Utilities	1.62%
Diversified Real Estate Activities	1.61%
Auto Parts & Equipment	1.44%
Health Care Services	1.40%
Internet & Direct Marketing Retail	1.36%
Paper Packaging	1.14%
Other Industries (each less than 1%)	1.03%
82.26%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

6	www.iconfunds.com

ICON International Funds	Statements of Assets and Liabilities

   March 31, 2020 (Unaudited)

	ICON Emerging Markets Fund	ICON International Equity Fund
Assets
Investments, at cost	$21,064,056	$20,082,390
Investments, at value(a)	17,077,820	17,652,682
Cash and cash equivalents	664,395	762,134
Foreign currency, at value (Cost $925,228 and $625,399, respectively)	936,174	621,929
Receivables:
Investments sold	7,710,350	2,676,333
Fund shares sold	22,690	1,080
Expense reimbursements due from Adviser	13,025	8,619
Interest	347	233
Dividends	67,248	57,993
Foreign tax reclaims	—	36,632
Other assets	16,094	18,945
Total assets	26,508,143	21,836,580

Liabilities
Payables:
Investments purchased	3,760,249	261,172
Fund shares redeemed	18,709	24,690
Advisory fees	22,446	20,003
Transfer agent fees	38,256	10,876
Fund accounting fees	16,329	23,477
Accrued distribution fees	340	734
Trustee fees and expenses	1,971	1,233
Administration fees	1,122	1,000
Accrued expenses	50,112	32,584
Total liabilities	3,909,534	375,769
Net Assets - all share classes	$22,598,609	$21,460,811
Net Assets - Class S	$21,201,651	$19,698,579
Net Assets - Class C	$—	$467,836
Net Assets - Class A	$1,396,958	$1,294,396

Net Assets Consists of
Paid-in capital	$30,317,695	$42,677,580
Total distributable earnings	(7,719,086)	(21,216,769)
Net Assets	$22,598,609	$21,460,811

Shares outstanding (unlimited shares authorized, no par value)
Class S	1,798,694	2,358,948
Class C	—	65,039
Class A	119,296	158,728
Net asset value (offering and redemption price per share)
Class S	$11.79	$8.35
Class C	$—	$7.19
Class A	$11.71	$8.15
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$12.42	$8.65

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	7

ICON International Funds	Statements of Operations

Period Ended March 31, 2020 (Unaudited)

	ICON Emerging Markets Fund	ICON International Equity Fund
Investment Income
Dividends	$125,930	$258,668
Foreign taxes withheld	(8,946)	(21,688)
Income from securities lending, net	3,595	939
Total investment income	120,579	237,919

Expenses
Advisory fees	188,829	150,087
Administration fees	9,453	7,513
Transfer agent fees	66,806	25,924
Distribution fees:
Class C	—	3,391
Class A	2,576	2,232
Registration fees	17,465	19,730
Audit and tax service expense	11,566	11,602
Fund accounting fees	21,136	25,807
Trustee fees and expenses	9,550	6,982
Insurance expense	6,308	3,820
Custody fees	16,212	7,497
Printing fees	8,499	4,000
Interest expense	4,301	510
Legal fees	23,648	15,299
Other expenses	12,133	11,226
Total expenses before expense reimbursement	398,482	295,620
Expense reimbursement by Adviser due to expense limitation agreement	(73,464)	(39,768)
Net Expenses	325,018	255,852
Net Investment Income/(Loss)	(204,439)	(17,933)

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments and foreign currency translations	(978,049)	(7,795,602)
	(978,049)	(7,795,602)
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(3,886,301)	1,198,744
Capital gains tax	33,147	—
	(3,853,154)	1,198,744
Net realized and unrealized gain/(loss)	(4,831,203)	(6,596,858)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(5,035,642)	$(6,614,791)

The accompanying notes are an integral part of the financial statements.

8	www.iconfunds.com

ICON International Funds	Statements of Changes in Net Assets

	ICON Emerging Markets Fund		ICON International Equity Fund
	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations
Net investment income/(loss)	$(204,439)	$1,007,407	$(17,933)	$573,393
Net realized gain/(loss)	(978,049)	(2,531,415)	(7,795,602)	(3,733,506)
Change in net unrealized appreciation/(depreciation)	(3,853,154)	(1,803,262)	1,198,744	(2,082,598)
Net increase/(decrease) in net assets resulting from operations	(5,035,642)	(3,327,270)	(6,614,791)	(5,242,711)

Total Dividends and Distributions to Shareholders
Class S	(802,091)	(1,423,899)	(485,330)	(484,584)
Class C	—	—	(11,927)	(22,016)
Class A	(49,976)	(158,692)	(31,021)	(18,087)
Net decrease from dividends and distributions	(852,067)	(1,582,591)	(528,278)	(524,687)

Fund Share Transactions
Shares sold
Class S	3,055,126	17,253,254	272,881	1,426,654
Class C	—	—	3,717	117,325
Class A	203,272	2,780,869	49,666	704,985
Reinvested dividends and distributions
Class S	772,818	1,374,068	479,681	477,537
Class C	—	—	11,604	21,671
Class A	44,734	142,269	28,251	15,393
Shares repurchased
Class S	(18,982,386)	(23,122,177)	(2,516,557)	(8,672,586)
Class C	—	—	(97,811)	(1,113,346)
Class A	(377,238)	(7,081,250)	(174,162)	(159,807)
Net decrease from fund share transactions	(15,283,674)	(8,652,967)	(1,942,730)	(7,182,174)

Total net decrease in net assets	(21,171,383)	(13,562,828)	(9,085,799)	(12,949,572)

Net Assets
Beginning of period	43,769,992	57,332,820	30,546,610	43,496,182
End of period	$22,598,609	$43,769,992	$21,460,811	$30,546,610

Transactions in Fund Shares
Shares sold
Class S	207,421	1,126,509	24,731	124,926
Class C	—	—	367	12,032
Class A	13,149	179,903	4,561	63,850
Issued to shareholders in reinvestment of distributions
Class S	47,764	97,521	40,411	44,881
Class C	—	—	1,132	2,333
Class A	2,782	10,133	2,435	1,479
Shares repurchased
Class S	(1,280,682)	(1,537,333)	(230,739)	(754,791)
Class C	—	—	(10,142)	(112,180)
Class A	(27,300)	(459,642)	(15,345)	(14,333)
Net decrease	(1,036,866)	(582,909)	(182,589)	(631,803)
Shares outstanding, beginning of period	2,954,856	3,537,765	2,765,304	3,397,107
Shares outstanding, end of period	1,917,990	2,954,856	2,582,715	2,765,304

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	9

ICON Emerging Markets Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of period	$14.82		$16.22	$15.90	$14.28	$12.95		$13.72
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.08)		0.31	0.31	0.07	(0.00	)(b)	(0.03)
Net realized and unrealized gains/(losses) on investments	(2.58)		(1.24)	0.04	1.55	1.33		(0.74)
Total from investment operations	(2.66)		(0.93)	0.35	1.62	1.33		(0.77)

Less dividends and distributions:
Dividends from net investment income	(0.37)		(0.31)	(0.03)	—	—		—
Distributions from net realized gains	—		(0.16)	—	—	—		—
Total dividends and distributions	(0.37)		(0.47)	(0.03)	—	—		—

Net asset value, end of period	$11.79		$14.82	$16.22	$15.90	$14.28		$12.95

Total Return	(18.65	)%(c)	(5.60)%	2.21%	11.34%	10.27%		(5.61)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$21,202		$41,845	$50,897	$51,833	$45,786		$16,123

Ratio of expenses to average net assets
Before expense limitation	2.08	%(d)	1.78%	1.61%	1.72%	1.85%		2.44%
After expense limitation(e)	1.71	%(d)	1.56%	1.55%	1.55%	1.55%		1.55%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.44	)%(d)	1.81%	1.83%	0.29%	(0.32)%		(1.08)%
After expense limitation(e)	(1.07	)%(d)	2.03%	1.89%	0.46%	(0.02)%		(0.19)%
Portfolio turnover rate	17	%(c)	78%	63%	169%	156%		76%

(a)	Calculated using the average shares method.
(b)	Amount less than $(0.005).
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

 The accompanying notes are an integral part of the financial statements.

10	www.iconfunds.com

ICON Emerging Markets Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$14.73		$16.08	$15.77		$14.20	$12.91	$13.71
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.10)		0.14	0.24		0.06	(0.01)	(0.07)
Net realized and unrealized gains/(losses) on investments	(2.56)		(1.10)	0.07		1.51	1.30	(0.73)
Total from investment operations	(2.66)		(0.96)	0.31		1.57	1.29	(0.80)

Less dividends and distributions:
Dividends from net investment income	(0.36)		(0.23)	(0.00	)(c)	—	—	—
Distributions from net realized gains	—		(0.16)	—		—	—	—
Total dividends and distributions	(0.36)		(0.39)	(0.00)		—	—	—

Net asset value, end of period	$11.71		$14.73	$16.08		$15.77	$14.20	$12.91

Total Return(d)	(18.74	)%(e)	(5.87)%	1.97%		11.06%	9.99%	(5.84)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,397		$1,925	$6,436		$12,887	$9,072	$725

Ratio of expenses to average net assets
Before expense limitation	2.80	%(f)	2.26%	1.96%		2.12%	2.16%	4.75%
After expense limitation(g)	1.99	%(f)	1.81%	1.80%		1.80%	1.80%	1.80%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(2.16	)%(f)	0.45%	1.32%		0.08%	(0.43)%	(3.44)%
After expense limitation(g)	(1.35	)%(f)	0.90%	1.48%		0.40%	(0.07)%	(0.49)%
Portfolio turnover rate	17	%(e)	78%	63%		169%	156%	76%

(a)

Class C shares were merged into Class A on January 10, 2017. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	Amount less than $(0.005).
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)

The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	11

ICON International Equity Fund	Financial Highlights

  For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$11.10		$12.89	$13.17	$11.94	$11.37	$11.75
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.00	)(b)	0.19	0.20	0.04	0.05	0.00	(c)
Net realized and unrealized gains/(losses) on investments	(2.55)		(1.81)	(0.48)	1.19	0.52	(0.37)
Total from investment operations	(2.55)		(1.62)	(0.28)	1.23	0.57	(0.37)

Less dividends and distributions:
Dividends from net investment income	(0.20)		(0.17)	—	—	—	(0.01)
Total dividends and distributions	(0.20)		(0.17)	—	—	—	(0.01)

Net asset value, end of period	$8.35		$11.10	$12.89	$13.17	$11.94	$11.37

Total Return	(23.51	)%(d)	(12.55)%	(2.13)%	10.30%	5.01%	(3.15)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$19,699		$28,025	$40,096	$45,144	$50,005	$67,201

Ratio of expenses to average net assets
Before expense limitation	1.81	%(e)	1.64%	1.49%	1.57%	1.45%	1.41%
After expense limitation(f)	1.67	%(e)	1.55%	1.49%	1.55%	1.45%	1.41%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.22	)%(e)	1.58%	1.46%	0.31%	0.45%	0.00	%(g)
After expense limitation(f)	(0.08	)%(e)	1.67%	1.46%	0.33%	0.45%	0.00	%(g)
Portfolio turnover rate	34	%(d)	40%	92%	209%	198%	204%

(a)	Calculated using the average shares method.
(b)	Amount less than $(0.005).
(c)	Amount less than $0.005.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

(g)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.

12	www.iconfunds.com

ICON International Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$9.61		$11.28	$11.64	$10.66	$10.27	$10.72
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.05)		0.06	0.04	(0.07)	(0.09)	(0.12)
Net realized and unrealized gains/(losses) on investments	(2.20)		(1.59)	(0.40)	1.05	0.48	(0.33)
Total from investment operations	(2.25)		(1.53)	(0.36)	0.98	0.39	(0.45)

Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.14)	—	—	—	—
Total dividends and distributions	(0.17)		(0.14)	—	—	—	—

Net asset value, end of period	$7.19		$9.61	$11.28	$11.64	$10.66	$10.27

Total Return(b)	(23.91	)%(c)	(13.52)%	(3.09)%	9.19%	3.80%	(4.20)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$468		$708	$1,934	$2,484	$2,941	$3,299

Ratio of expenses to average net assets
Before expense limitation	5.30	%(d)	4.09%	3.29%	3.35%	3.13%	2.96%
After expense limitation(e)	2.67	%(d)	2.56%	2.55%	2.55%	2.55%	2.55%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(3.72	)%(d)	(0.91)%	(0.42)%	(1.48)%	(1.40)%	(1.56)%
After expense limitation(e)	(1.09	)%(d)	0.62%	0.32%	(0.68)%	(0.82)%	(1.15)%
Portfolio turnover rate	34	%(c)	40%	92%	209%	198%	204%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	13

ICON International Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$10.85		$12.63	$12.94	$11.76	$11.24	$11.65
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.02)		0.17	0.14	0.01	0.05	(0.04)
Net realized and unrealized gains/(losses) on investments	(2.49)		(1.79)	(0.45)	1.17	0.47	(0.37)
Total from investment operations	(2.51)		(1.62)	(0.31)	1.18	0.52	(0.41)

Less dividends and distributions:
Dividends from net investment income	(0.19)		(0.16)	—	—	—	—
Total dividends and distributions	(0.19)		(0.16)	—	—	—	—

Net asset value, end of period	$8.15		$10.85	$12.63	$12.94	$11.76	$11.24

Total Return(b)	(23.64	)%(c)	(12.79)%	(2.40)%	10.03%	4.63%	(3.52)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,294		$1,813	$1,466	$2,276	$2,829	$3,725

Ratio of expenses to average net assets
Before expense limitation	3.20	%(d)	3.15%	2.59%	2.67%	2.43%	2.25%
After expense limitation(e)	1.92	%(d)	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.61	)%(d)	0.14%	0.28%	(0.80)%	(0.19)%	(0.77)%
After expense limitation(e)	(0.33	)%(d)	1.49%	1.07%	0.07%	0.44%	(0.32)%
Portfolio turnover rate	34	%(c)	40%	92%	209%	198%	204%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

14	www.iconfunds.com

ICON International Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

1. ORGANIZATION

The ICON Emerging Markets Fund (“Emerging Markets Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund offers two classes of shares: Class S and Class A. The International Equity Fund also offers Class C shares. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently fifteen other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Emerging Markets Fund primarily invests in securities of issuers whose principal activities are in emerging markets, or are economically tied to an emerging market country. The International Equity Fund primarily invests in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of less government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity, and small market share.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Valuation Committee pursuant to procedures approved by the Funds’ Board of Trustees (the “Board”).

Semi-Annual Report | March 31, 2020	15

ICON International Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ Valuation Committee determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation is to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its NAV. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical securities.
Level 2	—	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3	—	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2020:

ICON Emerging Markets Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Diversified Banks	$696,931	$5,255,147	$—	$5,952,078
Other	6,718,076	4,407,666	—	11,125,742
Total	$7,415,007	$9,662,813	$—	$17,077,820

ICON International Equity Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Personal Products	$634,270	$1,277,054	$—	$1,911,324
Pharmaceuticals	546,274	1,245,133	—	1,791,407
Other	4,639,527	9,310,424	—	13,949,951
Total	$5,820,071	$11,832,611	$—	$17,652,682

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Country Composition tables for additional security details.

16	www.iconfunds.com

ICON International Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

There were no Level 3 securities held in any of the Funds at March 31, 2020.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at NAV. NAV per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading. The NAV is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Cash and Cash Equivalents

Idle cash may be swept into an overnight demand deposit account and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds may use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statements of Operations. At March 31, 2020 and for the six months then ended, the Emerging Markets Fund and International Equity Fund had no outstanding forward foreign currency contracts.

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains. As of and during the six months ended March 31, 2020, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semi-Annual Report | March 31, 2020	17

ICON International Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class or number of shareholder accounts. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets or number of shareholder accounts. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

18	www.iconfunds.com

ICON International Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Below are additional class level expenses for the six months ended March 31, 2020 that are included on the Statements of Operations:

Fund	Printing Fees*	Transfer Agent Fees*	Registration Fees
ICON Emerging Markets Fund
Class S	$4,139	$55,407	$11,676
Class A	260	2,618	5,789
ICON International Equity Fund
Class S	981	13,820	8,755
Class C	108	3,419	5,470
Class A	170	6,021	5,505

*       Printing fees and Transfer agent out of pocket fees are a Fund level expense.

3. FEES, OTHER SERVICES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of investments. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% of each Fund’s average daily net assets.

ICON Advisers has contractually agreed to limit the Funds’ operating expenses (exclusive of brokerage, interest, taxes, dividends on short sales, acquired fund fees and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Emerging Markets Fund	1.55%	—	1.80%
ICON International Equity Fund	1.55%	2.55%	1.80%

The Funds’ expense limitations will continue in effect until at least January 31, 2021. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time these payments are proposed.

As of March 31, 2020, the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2020		Expires 2021	Expires 2022
ICON Emerging Markets Fund	$48,941	(a)	$46,120	$122,802
ICON International Equity Fund	18,217		34,771	68,987

(a)	Emerging Markets Fund Class C shares merged into Class A shares on January 10, 2017. The Class C amount is not available for recoupment.

Accounting, Custody and Transfer Agent Fees

ALPS Fund Services, Inc. (“ALPS”) serves as the fund accounting agent for the Trust. For its services, the Trust pays ALPS a fee that is calculated daily and paid monthly, which is greater of an annual rate based on the aggregate average daily net assets of the Trust or a contractual minimum annual fee.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

ALPS is the Trust’s transfer agent. For these services, the Trust pays an annual fee plus annual base fee per Fund, per account fees and out-of-pocket expenses.

Semi-Annual Report | March 31, 2020	19

ICON International Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets,

0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the six months ended March 31, 2020, each Fund’s payment for administrative services to ICON Advisers is included on the Statements of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement, with ALPS, under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee, that is calculated daily and paid monthly, which is the greater of an annual rate based on the aggregate average daily net assets of the Trust or a contractual minimum annual fee.

Distribution Fees

ICON Distributors, Inc. (“IDI” or “Distributor”), a wholly-owned subsidiary of ICON Management and Research and affiliate of ICON Advisers, Inc., serves the Trust as Distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate or reimburse the Distributor for the sale and distribution of shares and for other shareholder services. The shareholders of the ICON International Equity Fund Class C pay an annual distribution fee of 1.00% of average daily net assets. The shareholders of the Funds Class A shares pay an annual distribution fee of 0.25% of average daily net assets. There is no annual distribution fee for Class S shares. The total amount paid by each Fund under the 12b-1 Plan is shown on the Statements of Operations.

Class A Shares are subject to an initial sales charge and the public offering price of Class A shares equals net asset value plus the applicable sales charge, which is a maximum of 5.75%. For the six months ended March 31, 2020, IDI collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries, as follows:

Fund	Sales Charges Collected (Unaudited)
ICON Emerging Markets Fund Class A	$307
ICON International Equity Fund Class A	33

In addition, IDI receives a contingent deferred sales charge of 1.00% of the purchase price on redemptions of Class C shares made within one year following the date of purchase. A 1.00% contingent deferred sales charge may also apply to certain redemptions of Class A shares made within one year following the purchase of $1 million or more without an initial sales charge. For the six months ended March 31, 2020, IDI did not collect any contingent deferred sales charge.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust pays a portion of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the six months ended March 31, 2020, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statements of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board reviews and approves such reimbursements. For the six months ended March 31, 2020, the total related amounts accrued and paid by the Funds under this arrangement was $0.

The Funds did not engage in cross trades with each other, during the six months ended March 31, 2020, pursuant to Rule 17a-7 under the 1940 Act. Generally, cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Funds’ procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund.

20	www.iconfunds.com

ICON International Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

4. BORROWINGS

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $30 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The Line of Credit agreement/arrangement expired on March 16, 2020.

For the six months ended March 31, 2020, the average outstanding loan by Fund was as follows:

Fund	Maximum Borrowing (10/01/19 – 03/31/20)	Average Borrowing (10/01/19 – 03/31/20)^	Average Interest Rates (10/01/19 – 03/31/20)^
ICON Emerging Markets Fund*	$2,858,805	$749,212	2.99%
ICON International Equity Fund*	644,262	244,735	3.04%

*	There were no outstanding borrowings under this agreement/arrangement as of March 31, 2020.

^	The average is calculated based on the actual number of days with outstanding borrowings.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Emerging Markets Fund	$5,932,247	$27,819,784
ICON International Equity Fund	9,653,468	15,793,400

6. FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

For International Equity Fund, the short-term and long-term capital losses with no expiration were $3,305,017 and $7,651,699, respectively.

The Emerging Markets Fund elects to defer to the period ending September 30, 2020, capital losses recognized during the period November 1, 2018 to September 30, 2019 in the amount of $2,545,406.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2019, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
ICON Emerging Markets Fund	$1,506,869	$75,722
ICON International Equity Fund	524,687	—

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Other Cumulative Effect of Timing Differences	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
ICON Emerging Markets Fund	$852,007	$(2,545,406)	$—	$(137,978)	$(1,831,377)
ICON International Equity Fund	517,656	(10,956,716)	—	(3,634,640)	(14,073,700)

Semi-Annual Report | March 31, 2020	21

ICON International Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

As of March 31, 2020, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)*	Cost of Investments for Income Tax Purposes
ICON Emerging Markets Fund	$666,550	$(4,816,001)	$(4,149,451)	$21,227,271
ICON International Equity Fund	549,727	(2,979,435)	(2,429,708)	20,082,390

*        This balance includes appreciation/(depreciation) of foreign currency.

7. PENDING TRANSACTION

On October 23, 2019, ICON Advisers, Inc., the investment adviser to ICON Funds, a Massachusetts business trust and open-end investment company (“ICON”), and CCM Partners, LP d/b/a Shelton Capital Management, the investment adviser of SCM Trust, a Massachusetts business trust and open-end investment company (“SCM Trust”), entered into a Transaction Agreement whereby they each agreed to recommend to the Board of Trustees of ICON and SCM Trust, respectively, that the separate funds of ICON be reorganized with and into certain SCM Trust funds.

In connection with the Transaction Agreement, on February 7, 2020 the Board of Trustees of ICON Funds unanimously approved Agreements and Plans of Reorganization (the “Agreements”) in respect of the proposed Fund reorganizations listed below (each, a “Reorganization”). The Board of Trustees of SCM Trust approved the Agreements on February 6, 2020. Each Agreement provides for the transfer of the assets and liabilities of each Fund (except the ICON International Equity Fund) to a corresponding, newly formed fund and of the ICON International Equity Fund into the already existing Shelton International Select Equity Fund series of the SCM Trust (each such acquiring fund, an “Acquiring Fund,” and collectively the “Acquiring Funds”) in the SCM Trust in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the respective Fund as of the close of business on the closing date. The proposed Reorganizations will result in the consolidation of 16 ICON Funds into eight new Acquiring Funds as shown in the table below.

Current Acquired Funds of ICON Funds	Corresponding Acquiring Funds of SCM Trust
ICON Fund	ICON Equity Fund
ICON Long/Short Fund	ICON Equity Fund
ICON Opportunities Fund	ICON Equity Fund

ICON Equity Income Fund	ICON Equity Income Fund
ICON Risk-Managed Balanced Fund	ICON Equity Income Fund

ICON Consumer Discretionary Fund	ICON Consumer Select Fund
ICON Consumer Staples Fund	ICON Consumer Select Fund
ICON Financial Fund	ICON Consumer Select Fund

ICON Energy Fund	ICON Natural Resources Fund
ICON Industrials Fund	ICON Natural Resources Fund
ICON Natural Resources Fund	ICON Natural Resources Fund

ICON Information Technology Fund	ICON Health and Information Technology Fund
ICON Healthcare Fund	ICON Health and Information Technology Fund

ICON Utilities Fund	ICON Utilities and IncomeFund

ICON Flexible Bond Fund	ICON Flexible Bond Fund

ICON Emerging Markets Fund	Shelton Emerging Markets Fund

If the Reorganizations are approved by the shareholders of each Fund, the Acquiring Funds (other than the Shelton Emerging Markets Fund and Shelton International Select Equity Fund) will be advised by Shelton Capital Management and sub-advised by ICON Advisers, Inc. The Shelton Emerging Markets Fund will be advised by Shelton Capital Management with no sub-adviser. The Shelton International Select Equity Fund will continue to be advised by Shelton Capital Management with no sub-adviser.

22	www.iconfunds.com

ICON International Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Each Reorganization is subject to the approval of shareholders of each Fund. Shareholders of record of each Fund as of the close of business on March 23, 2020, the record date for the Special Meeting, will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the ICON Funds Board of Trustees considered in approving the Agreement. The Special Meeting scheduled to take place on May 20, 2020 was adjourned in order to provide shareholders who had not yet cast their proxy vote additional time to do so. Each Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, each Reorganization is expected to close on June 26, 2020, or as soon as practicable thereafter. This is subject to change.

In conjunction with the Agreement, Class C shares of the Funds are now closed to new or additional purchases.

8. SUBSEQUENT EVENTS

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser participated in the Paycheck Protection Program (“PPP”) and received a loan of $611,000. This loan is forgivable if the proceeds are used to cover payroll costs, rent, and utility costs over the 8 week period after the loan is made. The Adviser is not currently experiencing conditions that are reasonably likely to impair its ability to meet contractual commitments to its clients, including the ICON Funds. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

Semi-Annual Report | March 31, 2020	23

ICON International Funds	Disclosure of Fund Expenses

March 31, 2020 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six- month period and held for the six-month period (10/01/19 – 03/31/20).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expense Ratio(a)	Expenses Paid During period October 1, 2019 - March 31, 2020(b)
ICON Emerging Markets Fund
Class S
Actual	$1,000.00	$813.50	1.71%	$7.75
Hypothetical (5% return before expenses)	$1,000.00	$1,016.45	1.71%	$8.62
Class A
Actual	$1,000.00	$812.60	1.99%	$9.02
Hypothetical (5% return before expenses)	$1,000.00	$1,015.05	1.99%	$10.02

ICON International Equity Fund
Class S
Actual	$1,000.00	$764.90	1.67%	$7.37
Hypothetical (5% return before expenses)	$1,000.00	$1,016.65	1.67%	$8.42
Class C
Actual	$1,000.00	$760.90	2.67%	$11.75
Hypothetical (5% return before expenses)	$1,000.00	$1,011.65	2.67%	$13.43
Class A
Actual	$1,000.00	$763.60	1.92%	$8.47
Hypothetical (5% return before expenses)	$1,000.00	$1,015.40	1.92%	$9.67

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 183/366 (to reflect the half-year period).

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

24	www.iconfunds.com

ICON International Funds	Additional Information

March 31, 2020 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

Semi-Annual Report | March 31, 2020	25

ICON International Funds	Privacy Policy

March 31, 2020 (Unaudited)

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account balances
● income and transaction history
● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

26	www.iconfunds.com

ICON International Funds	Privacy Policy

March 31, 2020 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

●      open an account or enter into an investment advisory contract

●      provide account information or give us your contact information

●      make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●      sharing for affiliates’ everyday business purposes — information about your creditworthiness

●      affiliates from using your information to market to you

●      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●      Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●      Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● ICON doesn’t jointly market

Semi-Annual Report | March 31, 2020	27

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, Suite 1200 Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

SEMI-ANNUAL REPORT
March 31, 2020

Sector Funds

ICON Consumer Discretionary Fund (ICCCX, ICCAX)

ICON Consumer Staples Fund (ICLEX, ICRAX)

ICON Energy Fund (ICENX, ICEEX, ICEAX)

ICON Financial Fund (ICFSX, ICFAX)

ICON Healthcare Fund (ICHCX, ICHAX)

ICON Industrials Fund (ICTRX, ICIAX)

ICON Information Technology Fund (ICTEX, ICTTX)

ICON Natural Resources Fund (ICBMX, ICBCX, ICBAX)

ICON Utilities Fund (ICTUX, ICTVX)

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

Beginning on January 1, 2021, ICON will no longer send paper copies of the Funds’ annual and semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and given a website address of where to access the report.

If you have already opted to receive e-delivery, this change will not affect you and you do not need to take any action. At any time, shareholders who invest directly in the ICON Funds may generally elect to receive reports or other communications electronically by enrolling at www.iconfunds.com or calling 1-800-764-0442 or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with ICON, please call 1-800-764-0442. If you are a retirement plan sponsor or invest in the ICON Funds through a financial intermediary, please contact your representative or financial intermediary. Your election to receive reports as a paper copy will apply to all ICON Funds held in your account. Your election can be changed at any time in the future.

1-800-764-0442 ● www.iconfunds.com

ICON Sector Funds	About This Report
March 31, 2020 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2020, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Consumer Discretionary Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	Shares or
	Principal
	Amount	Value
Common Stocks (100.22%)
Apparel Retail (4.46%)
TJX Cos., Inc.	13,202	$631,187

Apparel, Accessories & Luxury Goods (11.47%)
Lululemon Athletica, Inc.(a)	5,400	1,023,570
VF Corp.	11,100	600,288
		1,623,858
Auto Parts & Equipment (4.45%)
Dorman Products, Inc.(a)	6,500	359,255
Gentherm, Inc.(a)	8,600	270,040
		629,295
Automotive Retail (3.62%)
O’Reilly Automotive, Inc.(a)	1,700	511,785

Cable & Satellite (4.64%)
Comcast Corp., Class A	19,100	656,658

Data Processing & Outsourced Services (7.67%)
Global Payments, Inc.	3,000	432,690
Mastercard, Inc., Class A	2,700	652,212
		1,084,902
Distributors (2.20%)
LKQ Corp.(a)	15,200	311,752

Footwear (7.37%)
NIKE, Inc., Class B	12,600	1,042,524

General Merchandise Stores (6.08%)
Dollar General Corp.	5,700	860,757

Home Furnishings (3.34%)
Mohawk Industries, Inc.(a)	6,200	472,688

Home Improvement Retail (5.53%)
Lowe’s Cos., Inc.	9,100	783,055

Homebuilding (8.39%)
Cavco Industries, Inc.(a)	2,300	333,362
LGI Homes, Inc.(a)	14,100	636,615
M/I Homes, Inc.(a)	13,200	218,196
		1,188,173
Hotels, Resorts & Cruise Lines (5.15%)
Carnival Corp.	14,412	189,806
Marriott Vacations Worldwide Corp.	9,700	539,126
		728,932
Interactive Media & Services (4.93%)
Alphabet, Inc., Class C(a)	600	697,686

Internet & Direct Marketing Retail (16.45%)
Amazon.com, Inc.(a)	1,194	2,327,966
	Shares or
	Principal
	Amount	Value
Specialty Stores (4.47%)
Ulta Beauty, Inc.(a)	3,600	$632,520

Total Common Stocks (Cost $16,859,404)		14,183,738

Total Investments (100.22%) (Cost $16,859,404)		$14,183,738

Liabilities Less Other Assets (-0.22%)		(31,068)

Net Assets (100.00%)		$14,152,670

(a)	Non-income producing security.

Sector Composition (March 31, 2020) (Unaudited)

Consumer Discretionary	82.98%
Communication Services	9.57%
Information Technology	7.67%
100.22%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2020) (Unaudited)

Internet & Direct Marketing Retail	16.45%
Apparel, Accessories & Luxury Goods	11.47%
Homebuilding	8.39%
Data Processing & Outsourced Services	7.67%
Footwear	7.37%
General Merchandise Stores	6.08%
Home Improvement Retail	5.53%
Hotels, Resorts & Cruise Lines	5.15%
Interactive Media & Services	4.93%
Cable & Satellite	4.64%
Specialty Stores	4.47%
Apparel Retail	4.46%
Auto Parts & Equipment	4.45%
Automotive Retail	3.62%
Home Furnishings	3.34%
Distributors	2.20%
100.22%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	3

ICON Consumer Staples Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	Shares or
	Principal
	Amount	Value
Common Stocks (98.00%)
Apparel, Accessories & Luxury Goods (2.19%)
VF Corp.	2,200	$118,976

Brewers (6.59%)
Anheuser-Busch InBev SA/NV, Sponsored ADR(a)	2,700	119,124
The Boston Beer Co. Inc, Class A(a)(b)	650	238,914
		358,038
Distillers & Vintners (4.74%)
Constellation Brands, Inc., Class A	600	86,016
Diageo PLC, Sponsored ADR	1,350	171,612
		257,628
Food Distributors (3.53%)
Sysco Corp.	4,200	191,646

Food Retail (3.89%)
Casey’s General Stores, Inc.	800	105,992
Kroger Co.	3,500	105,420
		211,412
General Merchandise Stores (3.35%)
Dollar General Corp.	500	75,505
Dollar Tree, Inc.(b)	1,450	106,531
		182,036
Household Products (7.78%)
Kimberly-Clark Corp.	1,500	191,805
Procter & Gamble Co.	2,100	231,000
		422,805
Internet & Direct Marketing Retail (6.95%)
Amazon.com, Inc.(b)	129	251,514
eBay, Inc.	4,200	126,252
		377,766
Packaged Foods & Meats (35.72%)
Calavo Growers, Inc.	2,400	138,456
Conagra Brands, Inc.	6,500	190,710
Flowers Foods, Inc.	5,300	108,756
General Mills, Inc.	4,000	211,080
Hershey Co.	1,100	145,750
Hormel Foods Corp.	3,400	158,576
J.M. Smucker Co.	1,400	155,400
Kellogg Co.	2,400	143,976
Nestle SA, Sponsored ADR	2,000	205,980
Pilgrim’s Pride Corp.(b)	7,200	130,464
Post Holdings, Inc.(b)	2,500	207,425
Tyson Foods, Inc., Class A	2,500	144,675
		1,941,248
Personal Products (9.48%)
Estee Lauder Cos., Inc., Class A	1,000	159,340
Medifast, Inc.(a)	2,700	168,750
Unilever PLC, Sponsored ADR(a)	3,700	187,109
		515,199
Soft Drinks (9.71%)
Coca-Cola Co.	5,000	221,250
Coca-Cola European Partners PLC	3,900	146,367
	Shares or
	Principal
	Amount	Value
Soft Drinks (continued)
Keurig Dr Pepper, Inc.(a)	6,600	$160,182
		527,799
Tobacco (4.07%)
Altria Group, Inc.	2,900	112,143
Philip Morris International, Inc.	1,500	109,440
		221,583
Total Common Stocks (Cost $6,151,874)		5,326,136

Collateral for Securities on Loan (4.83%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.40%	262,654	262,654

Total Collateral for Securities on Loan (Cost $262,654)		262,654

Total Investments (102.83%) (Cost $6,414,528)		$5,588,790

Liabilities Less Other Assets (-2.83%)		(154,562)

Net Assets (100.00%)		$5,434,228

(a)	All or a portion of the security was on loan as of March 31, 2020.
(b)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (March 31, 2020) (Unaudited)

Consumer Staples	85.51%
Consumer Discretionary	12.49%
98.00%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

4	www.iconfunds.com

ICON Consumer Staples Fund	Schedule of Investments
March 31, 2020 (Unaudited)

Industry Composition (March 31, 2020) (Unaudited)

Packaged Foods & Meats	35.72%
Soft Drinks	9.71%
Personal Products	9.48%
Household Products	7.78%
Internet & Direct Marketing Retail	6.95%
Brewers	6.59%
Distillers & Vintners	4.74%
Tobacco	4.07%
Food Retail	3.89%
Food Distributors	3.53%
General Merchandise Stores	3.35%
Apparel, Accessories & Luxury Goods	2.19%
98.00%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	5

ICON Energy Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.74%)
Commodity Chemicals (3.47%)
Cabot Corp.	56,300	$1,470,556

Industrial Machinery (3.63%)
Chart Industries, Inc.(a)	53,100	1,538,838

Integrated Oil & Gas (36.01%)
Chevron Corp.	100,673	7,294,766
Exxon Mobil Corp.	210,024	7,974,611
		15,269,377
Marine (2.51%)
Kirby Corp.(a)	24,500	1,065,015

Oil & Gas Equipment & Services (3.62%)
Baker Hughes Co.	82,123	862,291
Schlumberger, Ltd.	50,100	675,849
		1,538,140
Oil & Gas Exploration & Production (14.10%)
Callon Petroleum Co.(a)(b)	709,200	388,571
Cimarex Energy Co.	44,000	740,520
Diamondback Energy, Inc.	42,961	1,125,578
EOG Resources, Inc.	37,300	1,339,816
Parsley Energy, Inc., Class A	96,100	550,653
Pioneer Natural Resources Co.	26,100	1,830,915
		5,976,053
Oil & Gas Refining & Marketing (15.47%)
Marathon Petroleum Corp.	68,000	1,606,160
Phillips 66	55,200	2,961,480
Valero Energy Corp.	43,900	1,991,304
		6,558,944
Oil & Gas Storage & Transportation (12.49%)
ONEOK, Inc.	56,300	1,227,903
Teekay LNG Partners LP	187,000	1,830,730
Williams Cos., Inc.	158,200	2,238,530
		5,297,163
Specialty Chemicals (4.30%)
WR Grace & Co.	51,200	1,822,720

Steel (3.14%)
Carpenter Technology Corp.	68,300	1,331,850

Total Common Stocks
(Cost $88,629,351)		41,868,656

Total Investments (98.74%)
(Cost $88,629,351)		$41,868,656

Other Assets Less Liabilities (1.26%)		535,198

Net Assets (100.00%)		$42,403,854

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2020.

Sector Composition (March 31, 2020) (Unaudited)

Energy	81.69%
Materials	10.91%
Industrials	6.14%
98.74%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2020) (Unaudited)

Integrated Oil & Gas	36.01%
Oil & Gas Refining & Marketing	15.47%
Oil & Gas Exploration & Production	14.10%
Oil & Gas Storage & Transportation	12.49%
Specialty Chemicals	4.30%
Industrial Machinery	3.63%
Oil & Gas Equipment & Services	3.62%
Commodity Chemicals	3.47%
Steel	3.14%
Marine	2.51%
98.74%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
6	www.iconfunds.com

ICON Financial Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.27%)
Consumer Finance (11.55%)
Ally Financial, Inc.	36,400	$525,252
American Express Co.	10,700	916,027
Discover Financial Services	16,298	581,350
Encore Capital Group, Inc.(a)(b)	34,100	797,258
		2,819,887
Data Processing & Outsourced Services (17.84%)
Euronet Worldwide, Inc.(a)	4,700	402,884
Global Payments, Inc.	9,400	1,355,762
Mastercard, Inc., Class A	4,800	1,159,488
Visa, Inc., Class A	8,900	1,433,968
		4,352,102
Diversified Banks (37.15%)
Bank of America Corp.	81,100	1,721,753
Citigroup, Inc.	44,100	1,857,492
JPMorgan Chase & Co.	41,200	3,709,236
U.S. Bancorp	36,300	1,250,535
Wells Fargo & Co.	18,300	525,210
		9,064,226
Insurance Brokers (4.11%)
Marsh & McLennan Cos., Inc.	11,600	1,002,936

Investment Banking & Brokerage (6.85%)
Goldman Sachs Group, Inc.	4,400	680,196
Morgan Stanley	29,100	989,400
		1,669,596
Life & Health Insurance (4.39%)
Athene Holding, Ltd., Class A(a)	9,000	223,380
Lincoln National Corp.	19,500	513,240
Prudential Financial, Inc.	6,400	333,696
		1,070,316
Multi-line Insurance (3.71%)
Assurant, Inc.	8,700	905,583

Other Diversified Financial Services (6.08%)
Voya Financial, Inc.(b)	36,600	1,484,130

Property & Casualty Insurance (1.82%)
Arch Capital Group, Ltd.(a)	15,600	443,976

Regional Banks (0.47%)
KeyCorp	11,000	114,070

Thrifts & Mortgage Finance (4.30%)
Axos Financial, Inc.(a)	35,600	645,428
Essent Group, Ltd.	15,300	403,002
		1,048,430

Total Common Stocks
(Cost $28,614,904)		23,975,252

Value
Total Investments (98.27%)
(Cost $28,614,904)	$23,975,252

Other Assets Less Liabilities (1.73%)	422,945

Net Assets (100.00%)	$24,398,197

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2020.

Sector Composition (March 31, 2020) (Unaudited)

Financials	80.43%
Information Technology	17.84%
98.27%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2020) (Unaudited)

Diversified Banks	37.15%
Data Processing & Outsourced Services	17.84%
Consumer Finance	11.55%
Investment Banking & Brokerage	6.85%
Other Diversified Financial Services	6.08%
Life & Health Insurance	4.39%
Thrifts & Mortgage Finance	4.30%
Insurance Brokers	4.11%
Multi-line Insurance	3.71%
Property & Casualty Insurance	1.82%
Regional Banks	0.47%
98.27%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2020	7

ICON Healthcare Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.18%)
Biotechnology (9.33%)
AbbVie, Inc.	28,700	$2,186,653
Alexion Pharmaceuticals, Inc.(a)	12,281	1,102,711
Regeneron Pharmaceuticals, Inc.(a)	3,000	1,464,870
		4,754,234
Health Care Distributors (6.65%)
AmerisourceBergen Corp., Class A	7,300	646,050
Henry Schein, Inc.(a)	19,200	969,984
McKesson Corp.	13,100	1,771,906
		3,387,940
Health Care Equipment (5.59%)
Abbott Laboratories	15,000	1,183,650
Edwards Lifesciences Corp.(a)	3,700	697,894
Teleflex, Inc.	3,300	966,438
		2,847,982
Health Care Services (5.66%)
Cigna Corp.	16,278	2,884,136

Life Sciences Tools & Services (13.96%)
IQVIA Holdings, Inc.(a)	10,538	1,136,629
PerkinElmer, Inc.	24,800	1,866,944
PRA Health Sciences, Inc.(a)	15,100	1,253,904
Thermo Fisher Scientific, Inc.	10,082	2,859,255
		7,116,732
Managed Health Care (21.73%)
Anthem, Inc.	9,100	2,066,064
Centene Corp.(a)	18,877	1,121,482
HealthEquity, Inc.(a)	18,400	930,856
Humana, Inc.	6,000	1,884,120
UnitedHealth Group, Inc.	20,300	5,062,414
		11,064,936
Pharmaceuticals (36.26%)
Allergan PLC	12,200	2,160,620
Bristol-Myers Squibb Co.	61,393	3,422,046
Eli Lilly & Co.	31,600	4,383,552
Jazz Pharmaceuticals PLC(a)	14,362	1,432,466
Merck & Co., Inc.	50,888	3,915,323
Mylan NV(a)	19,500	290,745
Zoetis, Inc.	24,388	2,870,224
		18,474,976

Total Common Stocks
(Cost $45,925,881)		50,530,936

Total Investments (99.18%)
(Cost $45,925,881)		$50,530,936

Other Assets Less Liabilities (0.82%)		420,216

Net Assets (100.00%)		$50,951,152

(a)	Non-income producing security.

Sector Composition (March 31, 2020) (Unaudited)

Health Care	99.18%
99.18%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2020) (Unaudited)

Pharmaceuticals	36.26%
Managed Health Care	21.73%
Life Sciences Tools & Services	13.96%
Biotechnology	9.33%
Health Care Distributors	6.65%
Health Care Services	5.66%
Health Care Equipment	5.59%
99.18%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
8	www.iconfunds.com

ICON Industrials Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.89%)
Aerospace & Defense (26.94%)
Boeing Co.	880	$131,243
Curtiss-Wright Corp.	2,900	267,989
Lockheed Martin Corp.	1,850	627,057
Northrop Grumman Corp.	2,200	665,610
Raytheon Co.	3,250	426,238
Spirit AeroSystems Holdings, Inc., Class A	6,000	143,580
Textron, Inc.	6,400	170,688
		2,432,405
Air Freight & Logistics (3.21%)
United Parcel Service, Inc., Class B	3,100	289,602

Building Products (20.08%)
AO Smith Corp.	9,700	366,757
Armstrong World Industries, Inc.	4,000	317,680
Fortune Brands Home & Security, Inc.	7,100	307,075
Masco Corp.	12,700	439,039
PGT Innovations, Inc.(a)	31,300	262,607
Trane Technologies PLC	1,450	119,756
		1,812,914
Construction & Engineering (8.32%)
EMCOR Group, Inc.	4,100	251,412
Jacobs Engineering Group, Inc.	3,400	269,518
MasTec, Inc.(a)	7,000	229,110
		750,040
Construction Machinery & Heavy Trucks (5.93%)
Allison Transmission Holdings, Inc.	5,000	163,050
Cummins, Inc.	2,750	372,130
		535,180
Diversified Support Services (2.66%)
KAR Auction Services, Inc.(b)	20,000	240,000

Electrical Components & Equipment (8.51%)
AMETEK, Inc.	2,800	201,656
Eaton Corp. PLC	4,500	349,605
Hubbell, Inc.	1,900	218,006
		769,267
Industrial Machinery (1.14%)
Altra Industrial Motion Corp.	4,100	71,709
Ingersoll Rand, Inc.(a)	1,279	31,719
		103,428
Railroads (15.31%)
Canadian Pacific Railway, Ltd.	2,500	548,975
CSX Corp.	3,350	191,955
Kansas City Southern	2,600	330,668
Union Pacific Corp.	2,200	310,288
		1,381,886
Trading Companies & Distributors (6.79%)
Air Lease Corp.	12,906	285,739
Herc Holdings, Inc.(a)	3,900	79,794

	Shares or Principal Amount	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.(a)	2,400	$246,960
		612,493

Total Common Stocks
(Cost $10,529,033)		8,927,215

Total Investments (98.89%)
(Cost $10,529,033)		$8,927,215

Other Assets Less Liabilities (1.11%)		100,071

Net Assets (100.00%)		$9,027,286

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2020.

Sector Composition (March 31, 2020) (Unaudited)

Industrials	98.89%
98.89%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2020) (Unaudited)

Aerospace & Defense	26.94%
Building Products	20.08%
Railroads	15.31%
Electrical Components & Equipment	8.51%
Construction & Engineering	8.32%
Trading Companies & Distributors	6.79%
Construction Machinery & Heavy Trucks	5.93%
Air Freight & Logistics	3.21%
Diversified Support Services	2.66%
Industrial Machinery	1.14%
98.89%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2020	9

ICON Information Technology Fund	Schedule of Investments

March 31, 2020 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.29%)
Aerospace & Defense (4.55%)
Lockheed Martin Corp.	4,100	$1,389,695
Northrop Grumman Corp.	2,300	695,865
		2,085,560
Application Software (5.69%)
Adobe, Inc.(a)	8,200	2,609,568

Data Processing & Outsourced Services (25.36%)
Alliance Data Systems Corp.	7,800	262,470
Automatic Data Processing, Inc.	12,700	1,735,836
Euronet Worldwide, Inc.(a)	13,700	1,174,364
Genpact, Ltd.	22,200	648,240
Global Payments, Inc.	18,193	2,623,976
Mastercard, Inc., Class A	9,500	2,294,820
Visa, Inc., Class A	17,880	2,880,826
		11,620,532
Electrical Components & Equipment (3.87%)
Eaton Corp. PLC	11,300	877,897
Hubbell, Inc.	7,800	894,972
		1,772,869
Electronic Components (3.81%)
II-VI, Inc.(a)(b)	61,200	1,744,200

Electronic Manufacturing Services (6.13%)
Jabil, Inc.	30,000	737,400
Methode Electronics, Inc.	56,900	1,503,867
TE Connectivity, Ltd.	9,000	566,820
		2,808,087
Interactive Media & Services (2.28%)
Alphabet, Inc., Class C(a)	900	1,046,529

Internet & Direct Marketing Retail (4.25%)
Amazon.com, Inc.(a)	1,000	1,949,720

IT Consulting & Other Services (13.50%)
Booz Allen Hamilton Holding Corp.	33,500	2,299,440
Cognizant Technology Solutions Corp., Class A	8,100	376,407
EPAM Systems, Inc.(a)	11,100	2,060,826
Perficient, Inc.(a)	53,500	1,449,315
		6,185,988
Semiconductors (7.49%)
NXP Semiconductors NV	19,087	1,582,885
Skyworks Solutions, Inc.	20,710	1,851,060
		3,433,945
Systems Software (13.04%)
Microsoft Corp.	37,900	5,977,209
	Shares or Principal Amount	Value
Technology Hardware, Storage & Peripherals (10.32%)
Apple, Inc.	18,600	$4,729,794

Total Common Stocks (Cost $41,170,439)		45,964,001

Total Investments (100.29%) (Cost $41,170,439)		$45,964,001

Liabilities Less Other Assets (-0.29%)		(131,970)

Net Assets (100.00%)		$45,832,031

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2020.

Sector Composition (March 31, 2020) (Unaudited)

Information Technology	85.34%
Industrials	8.42%
Consumer Discretionary	4.25%
Communication Services	2.28%
100.29%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2020) (Unaudited)

Data Processing & Outsourced Services	25.36%
IT Consulting & Other Services	13.50%
Systems Software	13.04%
Technology Hardware, Storage & Peripherals	10.32%
Semiconductors	7.49%
Electronic Manufacturing Services	6.13%
Application Software	5.69%
Aerospace & Defense	4.55%
Internet & Direct Marketing Retail	4.25%
Electrical Components & Equipment	3.87%
Electronic Components	3.81%
Interactive Media & Services	2.28%
100.29%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

10	www.iconfunds.com

ICON Natural Resources Fund	Schedule of Investments

March 31, 2020 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.78%)
Aerospace & Defense (11.31%)
Lockheed Martin Corp.	3,900	$1,321,905
Northrop Grumman Corp.	4,900	1,482,495
Raytheon Co.	8,400	1,101,660
		3,906,060
Building Products (15.01%)
Armstrong World Industries, Inc.	21,800	1,731,356
Masco Corp.	57,800	1,998,146
Trane Technologies PLC	17,600	1,453,584
		5,183,086
Construction & Engineering (6.65%)
EMCOR Group, Inc.	12,700	778,764
MasTec, Inc.(a)	46,395	1,518,509
		2,297,273
Construction Materials (10.27%)
Eagle Materials, Inc.	26,100	1,524,762
Martin Marietta Materials, Inc.	10,700	2,024,761
		3,549,523
Diversified Chemicals (7.02%)
Chemours Co.	132,300	1,173,501
Huntsman Corp.	86,700	1,251,081
		2,424,582
Electric Utilities (2.49%)
NRG Energy, Inc.	31,500	858,690

Forest Products (2.34%)
Louisiana-Pacific Corp.	47,000	807,460

Independent Power Producers & Energy Traders (2.65%)
AES Corp.	67,300	915,280

Industrial Machinery (1.11%)
Ingersoll Rand, Inc.(a)	15,530	385,144

Paper Packaging (18.81%)
Avery Dennison Corp.	21,800	2,220,766
DS Smith PLC	123,000	416,898
International Paper Co.	44,000	1,369,720
Packaging Corp. of America	16,600	1,441,378
Sealed Air Corp.	42,300	1,045,233
		6,493,995
Railroads (7.35%)
CSX Corp.	10,600	607,380
Union Pacific Corp.	13,700	1,932,248
		2,539,628
Specialty Chemicals (14.77%)
Celanese Corp.	4,700	344,933
RPM International, Inc.	28,200	1,677,900
Sherwin-Williams Co.	4,200	1,929,984
	Shares or Principal Amount	Value
Specialty Chemicals (continued)
WR Grace & Co.	32,200	$1,146,320
		5,099,137

Total Common Stocks (Cost $44,928,081)		34,459,858

Total Investments (99.78%) (Cost $44,928,081)		$34,459,858

Other Assets Less Liabilities (0.22%)		75,151

Net Assets (100.00%)		$34,535,009

(a)	Non-income producing security.

Country Composition (March 31, 2020) (Unaudited)

United States	94.36%
Ireland	4.21%
United Kingdom	1.21%
99.78%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (March 31, 2020) (Unaudited)

Materials	53.21%
Industrials	41.43%
Utilities	5.14%
99.78%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	11

ICON Natural Resources Fund	Schedule of Investments

March 31, 2020 (Unaudited)

Industry Composition (March 31, 2020) (Unaudited)

Paper Packaging	18.81%
Building Products	15.01%
Specialty Chemicals	14.77%
Aerospace & Defense	11.31%
Construction Materials	10.27%
Railroads	7.35%
Diversified Chemicals	7.02%
Construction & Engineering	6.65%
Independent Power Producers & Energy Traders	2.65%
Electric Utilities	2.49%
Forest Products	2.34%
Industrial Machinery	1.11%
99.78%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

12	www.iconfunds.com

ICON Utilities Fund	Schedule of Investments

March 31, 2020 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.10%)
Electric Utilities (38.58%)
American Electric Power Co., Inc.	18,900	$1,511,622
Duke Energy Corp.	25,800	2,086,704
Evergy, Inc.	35,500	1,954,275
NextEra Energy, Inc.	12,000	2,887,440
OGE Energy Corp.	45,600	1,401,288
Pinnacle West Capital Corp.	20,500	1,553,695
PPL Corp.	61,300	1,512,884
Xcel Energy, Inc.	36,500	2,200,950
		15,108,858
Electrical Components & Equipment (9.82%)
Eaton Corp. PLC	22,000	1,709,180
Emerson Electric Co.	16,700	795,755
Hubbell, Inc.	11,700	1,342,458
		3,847,393
Independent Power Producers & Energy Traders (2.80%)
AES Corp.	80,700	1,097,520

Integrated Telecommunication Services (1.25%)
BCE, Inc.	12,000	490,320

Multi-Utilities (38.99%)
Ameren Corp.	25,900	1,886,297
Black Hills Corp.	15,600	998,868
CenterPoint Energy, Inc.	80,300	1,240,635
Dominion Energy, Inc.	38,700	2,793,753
DTE Energy Co.	17,300	1,642,981
MDU Resources Group, Inc.	85,000	1,827,500
NiSource, Inc.	56,700	1,415,799
Public Service Enterprise Group, Inc.	33,600	1,508,976
Sempra Energy	17,400	1,966,026
		15,280,835
Railroads (0.94%)
Union Pacific Corp.	2,600	366,704

Water Utilities (4.21%)
American Water Works Co., Inc.	6,900	824,964
Consolidated Water Co., Ltd.	50,105	821,722
		1,646,686
Wireless Telecommunication Services (3.51%)
T-Mobile U.S., Inc.(a)	16,400	1,375,960

Total Common Stocks (Cost $41,611,570)		39,214,276

Total Investments (100.10%) (Cost $41,611,570)		$39,214,276

Liabilities Less Other Assets (-0.10%)		(38,168)

Net Assets (100.00%)		$39,176,108

(a)	Non-income producing security.
Sector Composition (March 31, 2020) (Unaudited)

Utilities	84.58%
Industrials	10.76%
Communication Services	4.76%
100.10%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2020) (Unaudited)

Multi-Utilities	38.99%
Electric Utilities	38.58%
Electrical Components & Equipment	9.82%
Water Utilities	4.21%
Wireless Telecommunication Services	3.51%
Independent Power Producers & Energy Traders	2.80%
Integrated Telecommunication Services	1.25%
Railroads	0.94%
100.10%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	13

ICON Sector Funds	Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Assets
Investments, at cost	$16,859,404	$6,414,528	$88,629,351
Investments, at value(a)	14,183,738	5,588,790	41,868,656
Cash and cash equivalents	—	303,872	380,614
Receivables:
Fund shares sold	7,306	8,914	237,658
Expense reimbursements due from Adviser	401	7,673	32,455
Interest	2	60	234
Dividends	13,797	12,557	39,405
Foreign tax reclaims	—	—	48,046
Other assets	13,194	13,023	23,057
Total assets	14,218,438	5,934,889	42,630,125

Liabilities
Payables:
Payable for collateral received on securities loaned	—	262,654	—
Payable due to custodian	10,698	—	—
Investments purchased	—	210,088	—
Fund shares redeemed	198	—	51,994
Advisory fees	13,092	3,917	41,398
Transfer agent fees	10,342	6,854	90,948
Fund accounting fees	2,619	1,805	4,098
Accrued distribution fees	103	220	1,596
Trustee fees and expenses	770	97	4,024
Administration fees	654	196	2,071
Accrued expenses	27,292	14,830	30,142
Total liabilities	65,768	500,661	226,271
Net Assets - all share classes	$14,152,670	$5,434,228	$42,403,854
Net Assets - Class S	$13,704,384	$4,446,089	$39,880,619
Net Assets - Class C	$—	$—	$1,337,131
Net Assets - Class A	$448,286	$988,139	$1,186,104

Net Assets Consists of
Paid-in capital	$19,247,678	$7,100,952	$293,005,452
Total distributable earnings	(5,095,008)	(1,666,724)	(250,601,598)
Net Assets	$14,152,670	$5,434,228	$42,403,854

Shares outstanding (unlimited shares authorized, no par value)
Class S	1,382,392	839,914	8,665,458
Class C	—	—	311,055
Class A	47,734	187,791	260,596
Net asset value (offering and redemption price per share)
Class S	$9.91	$5.29	$4.60
Class C	$—	$—	$4.30
Class A	$9.39	$5.26	$4.55
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$9.96	$5.58	$4.83

(a) Includes securities on loan of	$—	$770,255	$388,571

The accompanying notes are an integral part of the financial statements.

14	www.iconfunds.com

ICON Sector Funds	Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Assets
Investments, at cost	$28,614,904	$45,925,881	$10,529,033
Investments, at value(a)	23,975,252	50,530,936	8,927,215
Cash and cash equivalents	481,966	452,373	82,074
Receivables:
Fund shares sold	33,773	5,540	27,503
Expense reimbursements due from Adviser	4,775	5,029	5,577
Interest	41	67	11
Dividends	15,246	43,032	9,407
Foreign tax reclaims	—	3,493	—
Other assets	14,976	16,841	13,298
Total assets	24,526,029	51,057,311	9,065,085

Liabilities
Payables:
Fund shares redeemed	57,105	1,365	2,230
Advisory fees	23,436	44,045	8,351
Transfer agent fees	14,201	27,604	7,173
Fund accounting fees	3,104	4,527	1,909
Accrued distribution fees	213	297	111
Trustee fees and expenses	1,363	2,386	428
Administration fees	1,171	2,201	417
Accrued expenses	27,239	23,734	17,180
Total liabilities	127,832	106,159	37,799
Net Assets - all share classes	$24,398,197	$50,951,152	$9,027,286
Net Assets - Class S	$23,514,546	$49,582,413	$8,550,670
Net Assets - Class A	$883,651	$1,368,739	$476,616

Net Assets Consists of
Paid-in capital	$28,758,203	$49,616,138	$11,057,556
Total distributable earnings	(4,360,006)	1,335,014	(2,030,270)
Net Assets	$24,398,197	$50,951,152	$9,027,286

Shares outstanding (unlimited shares authorized, no par value)
Class S	3,163,088	3,253,445	740,016
Class A	119,007	94,678	41,999
Net asset value (offering and redemption price per share)
Class S	$7.43	$15.24	$11.55
Class A	$7.43	$14.46	$11.35
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$7.88	$15.34	$12.04

(a) Includes securities on loan of	$1,996,152	$—	$108,456

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	15

ICON Sector Funds	Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	ICON Information Technology Fund	ICON Natural Resources Fund	ICON Utilities Fund
Assets
Investments, at cost	$41,170,439	$44,928,081	$41,611,570
Investments, at value(a)	45,964,001	34,459,858	39,214,276
Cash and cash equivalents	—	106,880	—
Receivables:
Fund shares sold	7,034	37,463	239,062
Expense reimbursements due from Adviser	738	11,574	14,532
Interest	7	32	36
Dividends	17,641	13,114	104,764
Foreign tax reclaims	—	13,650	1,936
Other assets	17,284	19,446	17,559
Total assets	46,006,705	34,662,017	39,592,165

Liabilities
Payables:
Distributions due to shareholders	—	—	224,001
Payable due to custodian	49,840	—	66,252
Fund shares redeemed	28,775	16,605	35,607
Advisory fees	40,841	32,833	36,467
Transfer agent fees	18,100	40,981	16,826
Fund accounting fees	4,454	7,030	4,045
Accrued distribution fees	262	820	1,038
Trustee fees and expenses	2,221	2,055	1,742
Administration fees	2,042	1,641	1,820
Accrued expenses	28,139	25,043	28,259
Total liabilities	174,674	127,008	416,057
Net Assets - all share classes	$45,832,031	$34,535,009	$39,176,108
Net Assets - Class S	$44,655,965	$32,921,605	$34,484,138
Net Assets - Class C	$—	$576,072	$—
Net Assets - Class A	$1,176,066	$1,037,332	$4,691,970

Net Assets Consists of
Paid-in capital	$38,377,076	$54,244,585	$41,803,032
Total distributable earnings	7,454,955	(19,709,576)	(2,626,924)
Net Assets	$45,832,031	$34,535,009	$39,176,108

Shares outstanding (unlimited shares authorized, no par value)
Class S	3,302,213	3,755,935	4,217,715
Class C	—	69,976	—
Class A	91,512	119,668	584,963
Net asset value (offering and redemption price per share)
Class S	$13.52	$8.77	$8.18
Class C	$—	$8.23	$—
Class A	$12.85	$8.67	$8.02
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$13.63	$9.20	$8.51

(a) Includes securities on loan of	$1,744,200	$—	$—

The accompanying notes are an integral part of the financial statements.

16	www.iconfunds.com

ICON Sector Funds	Statements of Operations

 Period Ended March 31, 2020 (Unaudited)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Investment Income
Dividends	$92,281	$75,593	$1,487,900
Foreign taxes withheld	—	(768)	—
Income from securities lending, net	75	764	1,384
Total investment income	92,356	75,589	1,489,284

Expenses
Advisory fees	98,382	29,473	427,096
Administration fees	4,925	1,475	21,380
Transfer agent fees	25,575	22,817	204,569
Distribution fees:
Class C	—	—	13,382
Class A	769	1,556	3,317
Registration fees	11,609	11,978	17,571
Audit and tax service expense	8,262	8,262	10,239
Fund accounting fees	6,271	2,673	22,705
Trustee fees and expenses	7,145	2,011	22,113
Insurance expense	1,230	729	6,080
Custody fees	1,722	1,127	2,692
Printing fees	3,657	1,466	18,732
Interest expense	63	31	1,405
Legal fees	16,200	4,348	22,524
Other expenses	4,782	3,014	14,602
Total expenses before expense reimbursement	190,592	90,960	808,407
Expense reimbursement by Adviser due to expense limitation agreement	(2,733)	(40,899)	(127,147)
Net Expenses	187,859	50,061	681,260
Net Investment Income/(Loss)	(95,503)	25,528	808,024

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments, options and foreign currency translations	(119,295)	(267,448)	(8,162,720)
	(119,295)	(267,448)	(8,162,720)
Change in unrealized net appreciation/(depreciation) on:
Investments, options and foreign currency	(4,169,996)	(921,825)	(36,594,248)
	(4,169,996)	(921,825)	(36,594,248)
Net realized and unrealized gain/(loss)	(4,289,291)	(1,189,273)	(44,756,968)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(4,384,794)	$(1,163,745)	$(43,948,944)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	17

ICON Sector Funds	Statements of Operations

 Period Ended March 31, 2020 (Unaudited)

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Investment Income
Dividends	$383,511	$367,659	$98,664
Foreign taxes withheld	—	—	(459)
Income from securities lending, net	661	113	329
Total investment income	384,172	367,772	98,534

Expenses
Advisory fees	189,505	300,310	66,725
Administration fees	9,485	15,032	3,340
Transfer agent fees	36,682	73,660	20,931
Distribution fees:
Class A	1,672	2,132	823
Registration fees	13,295	13,793	12,525
Audit and tax service expense	8,262	8,262	8,262
Fund accounting fees	10,879	16,712	4,480
Trustee fees and expenses	11,293	14,968	3,013
Insurance expense	2,240	3,776	741
Custody fees	1,700	1,976	1,521
Printing fees	5,214	8,813	3,093
Interest expense	1,609	386	317
Legal fees	20,827	19,622	7,935
Recoupment of previously waived expenses	1,821	—	—
Other expenses	6,845	9,651	3,967
Total expenses before expense reimbursement	321,329	489,093	137,673
Expense reimbursement by Adviser due to expense limitation agreement	(10,086)	(13,987)	(28,596)
Net Expenses	311,243	475,106	109,077
Net Investment Income/(Loss)	72,929	(107,334)	(10,543)

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments and foreign currency translations	758,587	(2,653,024)	154,187
	758,587	(2,653,024)	154,187
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(11,155,165)	2,372,665	(3,492,505)
	(11,155,165)	2,372,665	(3,492,505)
Net realized and unrealized gain/(loss)	(10,396,578)	(280,359)	(3,338,318)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(10,323,649)	$(387,693)	$(3,348,861)

The accompanying notes are an integral part of the financial statements.

18	www.iconfunds.com

ICON Sector Funds	Statements of Operations

 Period Ended March 31, 2020 (Unaudited)

	ICON Information Technology Fund	ICON Natural Resources Fund	ICON Utilities Fund
Investment Income
Dividends	$294,693	$544,814	$786,170
Foreign taxes withheld	(1,681)	—	(3,938)
Income from securities lending, net	554	274	206
Total investment income	293,566	545,088	782,438

Expenses
Advisory fees	286,360	275,610	253,759
Administration fees	14,333	13,797	12,702
Transfer agent fees	52,267	85,656	52,113
Distribution fees:
Class C	—	4,514	—
Class A	1,874	3,119	7,099
Registration fees	14,741	17,948	14,381
Audit and tax service expense	8,262	8,262	8,262
Fund accounting fees	16,061	18,056	14,295
Trustee fees and expenses	15,290	13,982	13,442
Insurance expense	3,513	3,397	3,016
Custody fees	2,116	1,458	2,049
Printing fees	6,973	10,323	5,541
Interest expense	953	1,993	989
Legal fees	23,725	18,004	21,712
Other expenses	9,166	9,753	8,248
Total expenses before expense reimbursement	455,634	485,872	417,608
Expense reimbursement by Adviser due to expense limitation agreement	(4,501)	(43,554)	(75,433)
Net Expenses	451,133	442,318	342,175
Net Investment Income/(Loss)	(157,567)	102,770	440,263

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments and foreign currency translations	3,007,472	(3,947,124)	(13,315)
	3,007,472	(3,947,124)	(13,315)
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(6,792,591)	(10,777,004)	(8,985,396)
	(6,792,591)	(10,777,004)	(8,985,396)
Net realized and unrealized gain/(loss)	(3,785,119)	(14,724,128)	(8,998,711)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(3,942,686)	$(14,621,358)	$(8,558,448)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	19

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Consumer Discretionary Fund		ICON Consumer Staples Fund
	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations
Net investment income/(loss)	$(95,503)	$(101,874)	$25,528	$68,776
Net realized gain/(loss)	(119,295)	(1,732,286)	(267,448)	5,200
Change in net unrealized appreciation/(depreciation)	(4,169,996)	1,143,109	(921,825)	123,534
Net increase/(decrease) in net assets resulting from operations	(4,384,794)	(691,051)	(1,163,745)	197,510

Total Dividends and Distributions to Shareholders
Class S	—	—	(73,303)	(84,696)
Class A	—	—	(20,384)	(17,641)
Net decrease from dividends and distributions	—	—	(93,687)	(102,337)

Fund Share Transactions
Shares sold
Class S	403,876	3,342,892	1,733,348	11,093,056
Class A	48,981	217,420	118,812	4,123,833
Reinvested dividends and distributions
Class S	—	—	71,569	82,330
Class A	—	—	18,752	15,874
Shares repurchased
Class S	(1,852,269)	(6,044,347)	(6,358,976)	(6,459,945)
Class A	(147,753)	(989,740)	(202,812)	(4,652,196)
Net increase/(decrease) from fund share transactions	(1,547,165)	(3,473,775)	(4,619,307)	4,202,952

Total net increase/(decrease) in net assets	(5,931,959)	(4,164,826)	(5,876,739)	4,298,125

Net Assets
Beginning of period	20,084,629	24,249,455	11,310,967	7,012,842
End of period	$14,152,670	$20,084,629	$5,434,228	$11,310,967

Transactions in Fund Shares
Shares sold
Class S	33,348	271,725	327,234	1,673,883
Class A	3,899	18,007	18,044	661,136
Issued to shareholders in reinvestment of distributions
Class S	—	—	10,698	13,344
Class A	—	—	2,816	2,581
Shares repurchased
Class S	(140,096)	(466,767)	(970,502)	(1,006,735)
Class A	(11,479)	(78,993)	(32,166)	(727,531)
Net increase/(decrease)	(114,328)	(256,028)	(643,876)	616,678
Shares outstanding, beginning of period	1,544,454	1,800,482	1,671,581	1,054,903
Shares outstanding, end of period	1,430,126	1,544,454	1,027,705	1,671,581

The accompanying notes are an integral part of the financial statements.

20	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Energy Fund		ICON Financial Fund
	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations
Net investment income/(loss)	$808,024	$1,211,806	$72,929	$299,328
Net realized gain/(loss)	(8,162,720)	(21,238,302)	758,587	37,433
Change in net unrealized appreciation/(depreciation)	(36,594,248)	(27,840,873)	(11,155,165)	(1,312,468)
Net increase/(decrease) in net assets resulting from operations	(43,948,944)	(47,867,369)	(10,323,649)	(975,707)

Total Dividends and Distributions to Shareholders
Class S	(278,757)	(35,230)	(781,560)	(236,071)
Class C	(2,285)	(376)	—	—
Class A	(7,533)	(1,147)	(25,869)	(8,439)
Return of capital		—		—
Class S	—	(465,071)	—	—
Class C	—	(4,960)	—	—
Class A	—	(15,148)	—	—
Net decrease from dividends and distributions	(288,575)	(521,932)	(807,429)	(244,510)

Fund Share Transactions
Shares sold
Class S	4,256,022	8,993,666	7,409,168	4,334,883
Class C	13,008	681,491	—	—
Class A	210,832	968,596	130,711	343,890
Reinvested dividends and distributions
Class S	270,341	484,438	760,428	230,086
Class C	1,974	4,627	—	—
Class A	5,968	11,327	25,451	7,617
Shares repurchased, net of redemption fees
Class S	(17,649,333)	(39,238,599)	(8,510,383)	(12,300,293)
Class C	(530,617)	(999,281)	—	—
Class A	(978,715)	(2,470,141)	(351,200)	(342,882)
Net decrease from fund share transactions	(14,400,520)	(31,563,876)	(535,825)	(7,726,699)

Total net decrease in net assets	(58,638,039)	(79,953,177)	(11,666,903)	(8,946,916)

Net Assets
Beginning of period	101,041,893	180,995,070	36,065,100	45,012,016
End of period	$42,403,854	$101,041,893	$24,398,197	$36,065,100

Transactions in Fund Shares
Shares sold
Class S	642,670	883,317	648,818	429,351
Class C	1,536	74,694	—	—
Class A	29,756	96,780	11,963	33,708
Issued to shareholders in reinvestment of distributions
Class S	28,308	51,923	64,552	26,477
Class C	221	526	—	—
Class A	632	1,225	2,161	876
Shares repurchased
Class S	(2,190,944)	(3,855,520)	(766,461)	(1,205,530)
Class C	(65,321)	(105,178)	—	—
Class A	(116,794)	(249,157)	(33,499)	(33,917)
Net decrease	(1,669,936)	(3,101,390)	(72,466)	(749,035)
Shares outstanding, beginning of period	10,907,045	14,008,435	3,354,561	4,103,596
Shares outstanding, end of period	9,237,109	10,907,045	3,282,095	3,354,561

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	21

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Healthcare Fund		ICON Industrials Fund
	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations
Net investment income/(loss)	$(107,334)	$(320,968)	$(10,543)	$51,482
Net realized gain/(loss)	(2,653,024)	35,809	154,187	(577,245)
Change in net unrealized appreciation/(depreciation)	2,372,665	(12,317,222)	(3,492,505)	748,502
Net increase/(decrease) in net assets resulting from operations	(387,693)	(12,602,381)	(3,348,861)	222,739

Total Dividends and Distributions to Shareholders
Class S	—	(4,850,318)	(42,007)	—
Class A	—	(171,738)	(1,654)	—
Net decrease from dividends and distributions	—	(5,022,056)	(43,661)	—

Fund Share Transactions
Shares sold
Class S	976,794	7,285,222	2,616,497	2,983,468
Class A	46,368	157,606	34,843	1,590,693
Reinvested dividends and distributions
Class S	—	4,678,462	41,601	—
Class A	—	153,187	1,538	—
Shares repurchased
Class S	(6,285,235)	(18,614,974)	(2,419,563)	(3,436,664)
Class A	(413,938)	(809,216)	(37,117)	(1,948,245)
Net increase/(decrease) from fund share transactions	(5,676,011)	(7,149,713)	237,799	(810,748)

Total net decrease in net assets	(6,063,704)	(24,774,150)	(3,154,723)	(588,009)

Net Assets
Beginning of period	57,014,856	81,789,006	12,182,009	12,770,018
End of period	$50,951,152	$57,014,856	$9,027,286	$12,182,009

Transactions in Fund Shares
Shares sold
Class S	58,639	401,962	164,729	216,530
Class A	2,736	9,765	2,397	104,331
Issued to shareholders in reinvestment of distributions
Class S	—	298,181	2,514	—
Class A	—	10,260	95	—
Shares repurchased
Class S	(370,382)	(1,117,915)	(154,187)	(238,692)
Class A	(25,652)	(50,966)	(2,802)	(137,727)
Net increase/(decrease)	(334,659)	(448,713)	12,746	(55,558)
Shares outstanding, beginning of period	3,682,782	4,131,495	769,269	824,827
Shares outstanding, end of period	3,348,123	3,682,782	782,015	769,269

The accompanying notes are an integral part of the financial statements.

22	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Information Technology Fund		ICON Natural Resources Fund
	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations
Net investment income/(loss)	$(157,567)	$(142,931)	$102,770	$928,192
Net realized gain/(loss)	3,007,472	2,451,694	(3,947,124)	(5,401,806)
Change in net unrealized appreciation/(depreciation)	(6,792,591)	(70,871)	(10,777,004)	(2,827,298)
Net increase/(decrease) in net assets resulting from operations	(3,942,686)	2,237,892	(14,621,358)	(7,300,912)

Total Dividends and Distributions to Shareholders
Class S	(2,400,424)	(7,045,061)	(860,865)	(10,265,181)
Class C	—	—	(14,111)	(184,114)
Class A	(68,657)	(238,720)	(42,308)	(489,958)
Net decrease from dividends and distributions	(2,469,081)	(7,283,781)	(917,284)	(10,939,253)

Fund Share Transactions
Shares sold
Class S	2,957,224	2,706,351	5,287,707	13,570,652
Class C	—	—	55,590	531,929
Class A	142,304	285,579	67,788	639,333
Reinvested dividends and distributions
Class S	2,326,868	6,871,071	836,659	9,920,274
Class C	—	—	13,490	167,425
Class A	64,770	207,711	39,945	452,538
Shares repurchased
Class S	(8,647,474)	(11,955,339)	(13,844,769)	(28,012,211)
Class C	—	—	(140,648)	(669,089)
Class A	(325,826)	(918,104)	(1,245,609)	(1,680,312)
Net decrease from fund share transactions	(3,482,134)	(2,802,731)	(8,929,847)	(5,079,461)

Total net decrease in net assets	(9,893,901)	(7,848,620)	(24,468,489)	(23,319,626)

Net Assets
Beginning of period	55,725,932	63,574,552	59,003,498	82,323,124
End of period	$45,832,031	$55,725,932	$34,535,009	$59,003,498

Transactions in Fund Shares
Shares sold
Class S	180,031	187,406	436,433	1,082,418
Class C	—	—	4,544	45,808
Class A	9,481	19,663	5,806	47,089
Issued to shareholders in reinvestment of distributions
Class S	142,055	567,857	64,260	915,154
Class C	—	—	1,100	16,255
Class A	4,157	17,953	3,101	42,097
Shares repurchased
Class S	(530,413)	(820,983)	(1,175,140)	(2,241,524)
Class C	—	—	(13,563)	(59,755)
Class A	(21,386)	(65,328)	(110,321)	(128,484)
Net decrease	(216,075)	(93,432)	(783,780)	(280,942)
Shares outstanding, beginning of period	3,609,800	3,703,232	4,729,359	5,010,301
Shares outstanding, end of period	3,393,725	3,609,800	3,945,579	4,729,359

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	23

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Utilities Fund
	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations
Net investment income/(loss)	$440,263	$1,164,574
Net realized gain/(loss)	(13,315)	1,720,446
Change in net unrealized appreciation/(depreciation)	(8,985,396)	4,843,813
Net increase/(decrease) in net assets resulting from operations	(8,558,448)	7,728,833

Total Dividends and Distributions to Shareholders
Class S	(1,901,727)	(1,256,680)
Class A	(237,095)	(184,092)
Net decrease from dividends and distributions	(2,138,822)	(1,440,772)

Fund Share Transactions
Shares sold
Class S	7,313,274	26,190,608
Class A	316,783	1,997,184
Reinvested dividends and distributions
Class S	1,836,622	1,217,775
Class A	113,099	79,606
Shares repurchased
Class S	(11,169,531)	(17,698,891)
Class A	(594,703)	(2,439,744)
Net increase/(decrease) from fund share transactions	(2,184,456)	9,346,538

Total net increase/(decrease) in net assets	(12,881,726)	15,634,599

Net Assets
Beginning of period	52,057,834	36,423,235
End of period	$39,176,108	$52,057,834

Transactions in Fund Shares
Shares sold
Class S	734,056	2,789,173
Class A	32,611	218,778
Issued to shareholders in reinvestment of distributions
Class S	188,819	131,427
Class A	11,842	8,767
Shares repurchased
Class S	(1,191,825)	(1,923,279)
Class A	(60,662)	(263,469)
Net increase/(decrease)	(285,159)	961,397
Shares outstanding, beginning of period	5,087,837	4,126,440
Shares outstanding, end of period	4,802,678	5,087,837

The accompanying notes are an integral part of the financial statements.

24	www.iconfunds.com

ICON Consumer Discretionary Fund	Financial Highlights

 For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$13.03		$13.51	$13.97	$13.55	$14.27	$15.55
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.06)		(0.06)	(0.06)	(0.06)	(0.03)	(0.07)
Net realized and unrealized gains/(losses) on investments	(3.06)		(0.42)	0.10	1.25	0.65	1.03
Total from investment operations	(3.12)		(0.48)	0.04	1.19	0.62	0.96

Less dividends and distributions:
Distributions from net realized gains	—		—	(0.50)	(0.77)	(1.34)	(2.24)
Total dividends and distributions	—		—	(0.50)	(0.77)	(1.34)	(2.24)

Net asset value, end of period	$9.91		$13.03	$13.51	$13.97	$13.55	$14.27

Total Return	(23.94	)%(b)	(3.55)%	0.14%	8.93%	4.49%	5.80%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$13,704		$19,401	$22,755	$24,566	$37,263	$44,913

Ratio of expenses to average net assets
Before expense limitation	1.90	%(c)	1.71%	1.60%	1.46%	1.42%	1.43%
After expense limitation(d)	1.90	%(c)	1.71%	1.60%	1.46%	1.42%	1.43%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.96	)%(c)	(0.47)%	(0.44)%	(0.43)%	(0.22)%	(0.44)%
After expense limitation(d)	(0.96	)%(c)	(0.47)%	(0.44)%	(0.43)%	(0.22)%	(0.44)%
Portfolio turnover rate	14	%(b)	163%	137%	152%	158%	201%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	25

ICON Consumer Discretionary Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$12.35		$12.85	$13.36	$13.06	$13.88	$15.24
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.08)		(0.09)	(0.11)	(0.13)	(0.10)	(0.14)
Net realized and unrealized gains/(losses) on investments	(2.88)		(0.41)	0.10	1.20	0.62	1.02
Total from investment operations	(2.96)		(0.50)	(0.01)	1.07	0.52	0.88

Less dividends and distributions:
Distributions from net realized gains	—		—	(0.50)	(0.77)	(1.34)	(2.24)
Total dividends and distributions	—		—	(0.50)	(0.77)	(1.34)	(2.24)

Net asset value, end of period	$9.39		$12.35	$12.85	$13.36	$13.06	$13.88

Total Return(c)	(23.97	)%(d)	(3.89)%	(0.24)%	8.32%	3.86%	5.34%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$448		$683	$1,495	$1,474	$2,368	$2,999

Ratio of expenses to average net assets
Before expense limitation	3.07	%(e)	2.98%	2.28%	2.22%	2.13%	1.91%
After expense limitation(f)	2.18	%(e)	1.99%	1.99%	1.99%	1.99%	1.91%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(2.13	)%(e)	(1.72)%	(1.14)%	(1.20)%	(0.92)%	(0.97)%
After expense limitation(f)	(1.24	)%(e)	(0.73)%	(0.85)%	(0.97)%	(0.78)%	(0.97)%
Portfolio turnover rate	14	%(d)	163%	137%	152%	158%	201%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

26	www.iconfunds.com

ICON Consumer Staples Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of period	$6.77		$6.66	$7.43	$7.98	$9.20		$11.55
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.03		0.05	0.06	0.02	0.02		0.04
Net realized and unrealized gains/(losses) on investments	(1.40)		0.15	0.01	0.41	0.96		0.98
Total from investment operations	(1.37)		0.20	0.07	0.43	0.98		1.02

Less dividends and distributions:
Dividends from net investment income	(0.11)		(0.09)	(0.01)	(0.02)	(0.00	)(b)	(0.22)
Distributions from net realized gains	—		—	(0.83)	(0.96)	(2.20)		(3.15)
Total dividends and distributions	(0.11)		(0.09)	(0.84)	(0.98)	(2.20)		(3.37)

Net asset value, end of period	$5.29		$6.77	$6.66	$7.43	$7.98		$9.20

Total Return	(20.57	)%(c)	3.12%	0.50%	6.15%	12.09%		8.66%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,446		$9,970	$5,275	$24,069	$31,799		$8,651

Ratio of expenses to average net assets
Before expense limitation	3.09	%(d)	2.25%	2.17%	1.70%	1.74%		1.87%
After expense limitation(e)	1.68	%(d)	1.50%	1.51%	1.50%	1.51%		1.51%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.44	)%(d)	0.09%	0.28%	0.04%	0.00	%(f)	(0.01)%
After expense limitation(e)	0.97	%(d)	0.84%	0.94%	0.24%	0.23%		0.35%
Portfolio turnover rate	30	%(c)	192%	58%	118%	125%		16%

(a)	Calculated using the average shares method.
(b)	Amount less than $(0.005).
(c)	Not Annualized.
(d)	Annualized.
(e)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.
(f)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	27

ICON Consumer Staples Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of period	$6.74		$6.61	$7.40	$7.96	$9.19		$11.58
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.02		0.04	0.06	(0.01)	(0.00	)(c)	0.02
Net realized and unrealized gains/(losses) on investments	(1.39)		0.15	(0.01)	0.42	0.97		0.97
Total from investment operations	(1.37)		0.19	0.05	0.41	0.97		0.99

Less dividends and distributions:
Dividends from net investment income	(0.11)		(0.06)	(0.01)	(0.01)	(0.00	)(c)	(0.23)
Distributions from net realized gains	—		—	(0.83)	(0.96)	(2.20)		(3.15)
Total dividends and distributions	(0.11)		(0.06)	(0.84)	(0.97)	(2.20)		(3.38)

Net asset value, end of period	$5.26		$6.74	$6.61	$7.40	$7.96		$9.19

Total Return(d)	(20.71	)%(e)	3.04%	0.17%	5.91%	11.93%		8.32%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$988		$1,341	$1,738	$3,473	$8,409		$3,602

Ratio of expenses to average net assets
Before expense limitation	3.29	%(f)	2.77%	2.29%	1.97%	1.97%		2.12%
After expense limitation(g)	1.89	%(f)	1.75%	1.77%	1.75%	1.76%		1.76%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.86	)%(f)	(0.36)%	0.31%	(0.30)%	(0.23)%		(0.15)%
After expense limitation(g)	0.54	%(f)	0.66%	0.83%	(0.08)%	(0.02)%		0.21%
Portfolio turnover rate	30	%(e)	192%	58%	118%	125%		16%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(b)	Calculated using the average shares method.
(c)	Amount less than $(0.005).
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

28	www.iconfunds.com

ICON Energy Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$9.29		$12.95		$12.53	$12.66	$11.17	$22.30
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.08		0.10		0.04	0.06	0.24	0.11
Net realized and unrealized gains/(losses) on investments	(4.74)		(3.72)		0.58	(0.11)	1.36	(7.42)
Total from investment operations	(4.66)		(3.62)		0.62	(0.05)	1.60	(7.31)

Less dividends and distributions:
Dividends from net investment income	(0.03)		(0.00	)(b)	(0.20)	(0.08)	(0.11)	(0.09)
Distributions from net realized gains	—		—		—	—	—	(3.73)
Return of capital	—		(0.04)		—	—	—	—
Total dividends and distributions	(0.03)		(0.04)		(0.20)	(0.08)	(0.11)	(3.82)

Net asset value, end of period	$4.60		$9.29		$12.95	$12.53	$12.66	$11.17

Total Return	(50.33	)%(c)	(27.95)%		4.99%	(0.44)%	14.55%	(36.37)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$39,881		$94,594		$169,661	$222,707	$327,497	$320,486

Ratio of expenses to average net assets
Before expense limitation	1.86	%(d)	1.63%		1.50%	1.41%	1.44%	1.42%
After expense limitation(e)	1.57	%(d)	1.50%		1.50%	1.41%	1.44%	1.42%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	1.65	%(d)	0.87%		0.28%	0.46%	2.04%	0.74%
After expense limitation(e)	1.94	%(d)	1.00%		0.28%	0.46%	2.04%	0.74%
Portfolio turnover rate	21	%(c)	69%		69%	74%	99%	154%

(a)	Calculated using the average shares method.

(b)	Amount less than $(0.005).

(c)	Not Annualized.

(d)	Annualized.
(e)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	29

ICON Energy Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$8.70		$12.21		$11.92	$12.14	$10.77	$21.74
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.04		0.00	(b)(c)	(0.08)	(0.07)	0.11	(0.04)
Net realized and unrealized gains/(losses) on investments	(4.43)		(3.50)		0.54	(0.11)	1.31	(7.20)
Total from investment operations	(4.39)		(3.50)		0.46	(0.18)	1.42	(7.24)

Less dividends and distributions:
Dividends from net investment income	(0.01)		(0.00	)(d)	(0.17)	(0.04)	(0.05)	—
Distributions from net realized gains	—		—		—	—	—	(3.73)
Return of capital	—		(0.01)		—	—	—	—
Total dividends and distributions	(0.01)		(0.01)		(0.17)	(0.04)	(0.05)	(3.73)

Redemption fees	—		—		0.00 (b)	—	—	—
Net asset value, end of period	$4.30		$8.70		$12.21	$11.92	$12.14	$10.77

Total Return(e)	(50.54	)%(f)	(28.64)%		3.87%	(1.46)%	13.31%	(36.99)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,337		$3,259		$4,941	$7,333	$10,124	$9,972

Ratio of expenses to average net assets
Before expense limitation	2.97	%(g)	2.74%		2.55%	2.47%	2.49%	2.43%
After expense limitation(h)	2.57	%(g)	2.50%		2.50%	2.47%	2.49%	2.43%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.52	%(g)	(0.22)%		(0.76)%	(0.61)%	0.99%	(0.26)%
After expense limitation(h)	0.92	%(g)	0.02%		(0.71)%	(0.61)%	0.99%	(0.26)%
Portfolio turnover rate	21	%(f)	69%		69%	74%	99%	154%

(a)	Calculated using the average shares method.

(b)	Amount less than $0.005.

(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Amount less than $(0.005).
(e)	The total return calculation excludes any sales charges.
(f)	Not Annualized.
(g)	Annualized.
(h)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

30	www.iconfunds.com

ICON Energy Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$9.19		$12.83		$12.44	$12.60	$11.11	$22.20
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.07		0.07		0.01	0.02	0.21	0.07
Net realized and unrealized gains/(losses) on investments	(4.69)		(3.68)		0.57	(0.11)	1.35	(7.39)
Total from investment operations	(4.62)		(3.61)		0.58	(0.09)	1.56	(7.32)

Less dividends and distributions:
Dividends from net investment income	(0.02)		(0.00	)(b)	(0.19)	(0.07)	(0.07)	(0.04)
Distributions from net realized gains	—		—		—	—	—	(3.73)
Return of capital	—		(0.03)		—	—	—	—
Total dividends and distributions	(0.02)		(0.03)		(0.19)	(0.07)	(0.07)	(3.77)

Net asset value, end of period	$4.55		$9.19		$12.83	$12.44	$12.60	$11.11

Total Return(c)	(50.37	)%(d)	(28.11)%		4.71%	(0.76)%	14.19%	(36.55)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,186		$3,189		$6,394	$9,312	$14,648	$14,588

Ratio of expenses to average net assets
Before expense limitation	2.24	%(e)	1.97%		1.75%	1.72%	1.73%	1.66%
After expense limitation(f)	1.81	%(e)	1.75%		1.75%	1.72%	1.73%	1.66%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	1.20	%(e)	0.51%		0.06%	0.15%	1.77%	0.50%
After expense limitation(f)	1.63	%(e)	0.73%		0.06%	0.15%	1.77%	0.50%
Portfolio turnover rate	21	%(d)	69%		69%	74%	99%	154%

(a)	Calculated using the average shares method.
(b)	Amount less than $(0.005).
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	31

ICON Financial Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$10.75		$10.97	$9.95	$7.67	$7.74	$7.83
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.02		0.08	0.05	0.03	0.08	0.04
Net realized and unrealized gains/(losses) on investments	(3.11)		(0.23)	0.99	2.34	(0.15)	(0.08)
Total from investment operations	(3.09)		(0.15)	1.04	2.37	(0.07)	(0.04)

Less dividends and distributions:
Dividends from net investment income	(0.08)		(0.07)	(0.02)	(0.09)	—	(0.05)
Distributions from net realized gains	(0.15)		—	—	—	—	—
Total dividends and distributions	(0.23)		(0.07)	(0.02)	(0.09)	—	(0.05)

Net asset value, end of period	$7.43		$10.75	$10.97	$9.95	$7.67	$7.74

Total Return	(29.54	)%(b)	(1.26)%	10.48%	30.96%	(0.90)%	(0.55)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$23,515		$34,578	$43,500	$39,072	$43,354	$49,106

Ratio of expenses to average net assets
Before expense limitation	1.66	%(c)	1.54%	1.44%	1.40%	1.40%	1.49%
After expense limitation(d)	1.63	%(c)	1.50%	1.44%	1.40%	1.40%	1.49%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.37	%(c)	0.77%	0.41%	0.28%	1.00%	0.52%
After expense limitation(d)	0.40	%(c)	0.81%	0.41%	0.28%	1.00%	0.52%
Portfolio turnover rate	26	%(b)	28%	44%	68%	49%	51%

(a)	Calculated using the average shares method.

(b)	Not Annualized.

(c)	Annualized.
(d)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

32	www.iconfunds.com

ICON Financial Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$10.74		$10.98	$9.99	$7.71	$7.82	$7.89
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.01		0.06	0.01	(0.01)	0.05	0.02
Net realized and unrealized gains/(losses) on investments	(3.10)		(0.24)	0.99	2.37	(0.16)	(0.07)
Total from investment operations	(3.09)		(0.18)	1.00	2.36	(0.11)	(0.05)

Less dividends and distributions:
Dividends from net investment income	(0.07)		(0.06)	(0.01)	(0.08)	—	(0.02)
Distributions from net realized gains	(0.15)		—	—	—	—	—
Total dividends and distributions	(0.22)		(0.06)	(0.01)	(0.08)	—	(0.02)

Net asset value, end of period	$7.43		$10.74	$10.98	$9.99	$7.71	$7.82

Total Return(c)	(29.52	)%(d)	(1.51)%	10.04%	30.68%	(1.41)%	(0.69)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$884		$1,487	$1,512	$2,119	$2,542	$1,974

Ratio of expenses to average net assets
Before expense limitation	2.43	%(e)	2.24%	1.98%	2.05%	2.12%	2.19%
After expense limitation(f)	1.89	%(e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.39	)%(e)	0.06%	(0.13)%	(0.37)%	0.26%	(0.15)%
After expense limitation(f)	0.15	%(e)	0.55%	0.10%	(0.07)%	0.63%	0.29%
Portfolio turnover rate	26	%(d)	28%	44%	68%	49%	51%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2020	33

ICON Healthcare Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$15.51		$19.83	$16.97	$15.40	$17.83	$22.42
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.03)		(0.08)	(0.10)	(0.05)	(0.04)	(0.09)
Net realized and unrealized gains/(losses) on investments	(0.24)		(3.05)	3.38	1.86	1.54	1.02
Total from investment operations	(0.27)		(3.13)	3.28	1.81	1.50	0.93

Less dividends and distributions:
Distributions from net realized gains	—		(1.19)	(0.42)	(0.24)	(3.93)	(5.52)
Total dividends and distributions	—		(1.19)	(0.42)	(0.24)	(3.93)	(5.52)

Net asset value, end of period	$15.24		$15.51	$19.83	$16.97	$15.40	$17.83

Total Return	(1.74	)%(b)	(15.83)%	19.84%	11.94%	9.44%	2.55%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$49,582		$55,283	$78,975	$83,234	$76,218	$95,109

Ratio of expenses to average net assets
Before expense limitation	1.61	%(c)	1.51%	1.45%	1.41%	1.44%	1.36%
After expense limitation(d)	1.57	%(c)	1.50%	1.45%	1.41%	1.44%	1.36%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.39	)%(c)	(0.47)%	(0.60)%	(0.33)%	(0.26)%	(0.45)%
After expense limitation(d)	(0.35	)%(c)	(0.46)%	(0.60)%	(0.33)%	(0.26)%	(0.45)%
Portfolio turnover rate	19	%(b)	26%	63%	174%	107%	141%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.

34	www.iconfunds.com

ICON Healthcare Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$14.73		$18.95	$16.29	$14.84	$17.37	$22.01
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.05)		(0.11)	(0.15)	(0.10)	(0.09)	(0.14)
Net realized and unrealized gains/(losses) on investments	(0.22)		(2.92)	3.23	1.79	1.49	1.02
Total from investment operations	(0.27)		(3.03)	3.08	1.69	1.40	0.88

Less dividends and distributions:
Distributions from net realized gains	—		(1.19)	(0.42)	(0.24)	(3.93)	(5.52)
Total dividends and distributions	—		(1.19)	(0.42)	(0.24)	(3.93)	(5.52)

Net asset value, end of period	$14.46		$14.73	$18.95	$16.29	$14.84	$17.37

Total Return(c)	(1.83	)%(d)	(16.05)%	19.43%	11.58%	9.03%	2.33%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,369		$1,732	$2,814	$3,989	$4,921	$15,317

Ratio of expenses to average net assets
Before expense limitation	2.26	%(e)	2.06%	1.86%	1.86%	1.79%	1.62%
After expense limitation(f)	1.82	%(e)	1.75%	1.75%	1.75%	1.75%	1.62%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.03	)%(e)	(1.02)%	(1.01)%	(0.78)%	(0.63)%	(0.69)%
After expense limitation(f)	(0.59	)%(e)	(0.71)%	(0.90)%	(0.67)%	(0.59)%	(0.69)%
Portfolio turnover rate	19	%(d)	26%	63%	174%	107%	141%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2020	35

ICON Industrials Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$15.85		$15.50	$14.97	$12.26	$10.94	$11.67
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.01)		0.06	0.00 (b)	(0.04)	(0.02)	0.01
Net realized and unrealized gains/(losses) on investments	(4.24)		0.29	0.53	2.75	1.34	(0.73)
Total from investment operations	(4.25)		0.35	0.53	2.71	1.32	(0.72)

Less dividends and distributions:
Dividends from net investment income	(0.05)		—	—	—	—	(0.01)
Total dividends and distributions	(0.05)		—	—	—	—	(0.01)

Net asset value, end of period	$11.55		$15.85	$15.50	$14.97	$12.26	$10.94

Total Return	(26.91	)%(c)	2.26%	3.54%	22.10%	12.07%	(6.15)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$8,551		$11,523	$11,614	$15,482	$23,957	$14,251

Ratio of expenses to average net assets
Before expense limitation	2.01	%(d)	1.97%	1.80%	1.69%	1.73%	1.53%
After expense limitation(e)	1.63	%(d)	1.50%	1.50%	1.51%	1.50%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.53	)%(d)	(0.07)%	(0.29)%	(0.50)%	(0.37)%	0.07%
After expense limitation(e)	(0.15	)%(d)	0.40%	0.01%	(0.32)%	(0.14)%	0.10%
Portfolio turnover rate	15	%(c)	78%	87%	75%	87%	23%

(a)	Calculated using the average shares method.
(b)	Amount less than $0.005.
(c)	Not Annualized.
(d)	Annualized.
(e)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.
36	www.iconfunds.com

ICON Industrials Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$15.58		$15.27	$14.79	$12.14	$10.86	$11.58
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.03)		0.08	(0.04)	(0.07)	(0.04)	(0.02)
Net realized and unrealized gains/(losses) on investments	(4.16)		0.23	0.52	2.72	1.32	(0.70)
Total from investment operations	(4.19)		0.31	0.48	2.65	1.28	(0.72)

Less dividends and distributions:
Dividends from net investment income	(0.04)		—	—	—	—	—
Total dividends and distributions	(0.04)		—	—	—	—	—

Net asset value, end of period	$11.35		$15.58	$15.27	$14.79	$12.14	$10.86

Total Return(c)	(26.97	)%(d)	2.03%	3.25%	21.83%	11.79%	(6.22)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$477		$659	$1,156	$2,406	$998	$596

Ratio of expenses to average net assets
Before expense limitation	3.11	%(e)	2.38%	2.32%	2.05%	2.96%	2.67%
After expense limitation(f)	1.89	%(e)	1.75%	1.75%	1.76%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.62	)%(e)	(0.08)%	(0.85)%	(0.79)%	(1.59)%	(1.11)%
After expense limitation(f)	(0.40	)%(e)	0.55%	(0.28)%	(0.50)%	(0.38)%	(0.19)%
Portfolio turnover rate	15	%(d)	78%	87%	75%	87%	23%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2020	37

ICON Information Technology Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$15.46		$17.19	$19.14	$17.96	$14.95	$13.55
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.04)		(0.04)	(0.10)	(0.10)	(0.07)	(0.09)
Net realized and unrealized gains/(losses) on investments	(1.18)		0.35	2.09	4.53	3.08	1.49
Total from investment operations	(1.22)		0.31	1.99	4.43	3.01	1.40

Less dividends and distributions:
Dividends from net investment income	—		—	(0.08)	—	—	—
Distributions from net realized gains	(0.72)		(2.04)	(3.86)	(3.25)	—	—
Total dividends and distributions	(0.72)		(2.04)	(3.94)	(3.25)	—	—

Net asset value, end of period	$13.52		$15.46	$17.19	$19.14	$17.96	$14.95

Total Return	(8.72	)%(b)	5.12%	11.82%	29.46%	20.13%	10.33%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$44,656		$54,263	$61,474	$71,249	$48,953	$45,343

Ratio of expenses to average net assets
Before expense limitation	1.57	%(c)	1.49%	1.41%	1.42%	1.49%	1.44%
After expense limitation(d)	1.57	%(c)	1.49%	1.41%	1.42%	1.49%	1.44%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.54	)%(c)	(0.25)%	(0.60)%	(0.58)%	(0.46)%	(0.62)%
After expense limitation(d)	(0.54	)%(c)	(0.25)%	(0.60)%	(0.58)%	(0.46)%	(0.62)%
Portfolio turnover rate	17	%(b)	92%	98%	116%	94%	43%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.
38	www.iconfunds.com

ICON Information Technology Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$14.74		$16.55	$18.55		$17.55	$14.65	$13.32
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.06)		(0.07)	(0.16)		(0.15)	(0.11)	(0.14)
Net realized and unrealized gains/(losses) on investments	(1.11)		0.30	2.02		4.40	3.01	1.47
Total from investment operations	(1.17)		0.23	1.86		4.25	2.90	1.33

Less dividends and distributions:
Dividends from net investment income	—		—	(0.00	)(c)	—	—	—
Distributions from net realized gains	(0.72)		(2.04)	(3.86)		(3.25)	—	—
Total dividends and distributions	(0.72)		(2.04)	(3.86)		(3.25)	—	—

Net asset value, end of period	$12.85		$14.74	$16.55		$18.55	$17.55	$14.65

Total Return(d)	(8.81	)%(e)	4.79%	11.43%		29.08%	19.80%	9.99%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,176		$1,463	$2,101		$2,836	$2,631	$3,170

Ratio of expenses to average net assets
Before expense limitation	2.45	%(f)	2.30%	2.00%		2.01%	2.17%	1.90%
After expense limitation(g)	1.85	%(f)	1.75%	1.75%		1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.42	)%(f)	(1.05)%	(1.20)%		(1.16)%	(1.12)%	(1.07)%
After expense limitation(g)	(0.82	)%(f)	(0.50)%	(0.95)%		(0.90)%	(0.70)%	(0.92)%
Portfolio turnover rate	17	%(e)	92%	98%		116%	94%	43%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(b)	Calculated using the average shares method.
(c)	Amount less than $(0.005).
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2020	39

ICON Natural Resources Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016 (a)	Year Ended September 30, 2015
Net asset value, beginning of period	$12.49		$16.45	$15.32	$12.82	$11.86	$15.09
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.02		0.19	0.31	0.01	0.10	0.04
Net realized and unrealized gains/(losses) on investments	(3.54)		(1.80)	1.01	2.56	1.80	(3.23)
Total from investment operations	(3.52)		(1.61)	1.32	2.57	1.90	(3.19)

Less dividends and distributions:
Dividends from net investment income	(0.20)		(0.33)	—	(0.07)	(0.06)	(0.04)
Distributions from net realized gains	—		(2.02)	(0.19)	—	(0.88)	—
Total dividends and distributions	(0.20)		(2.35)	(0.19)	(0.07)	(0.94)	(0.04)

Net asset value, end of period	$8.77		$12.49	$16.45	$15.32	$12.82	$11.86

Total Return	(28.69	)%(c)	(7.63)%	8.68%	20.13%	17.24%	(21.22)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$32,922		$55,353	$76,916	$69,444	$65,787	$60,404

Ratio of expenses to average net assets
Before expense limitation	1.72	%(d)	1.70%	1.58%	1.52%	1.59%	1.42%
After expense limitation(e)	1.58	%(d)	1.50%	1.50%	1.50%	1.50%	1.42%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.26	%(d)	1.33%	1.86%	0.06%	0.70%	0.27%
After expense limitation(e)	0.40	%(d)	1.53%	1.94%	0.08%	0.79%	0.27%
Portfolio turnover rate	16	%(c)	111%	117%	68%	81%	48%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)	Calculated using the average shares method.
(c)	Not Annualized.
(d)	Annualized.
(e)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.
40	www.iconfunds.com

ICON Natural Resources Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016 (a)	Year Ended September 30, 2015
Net asset value, beginning of period	$11.78		$15.57	$14.65	$12.36	$11.51	$14.77
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.03)		0.07	0.14	(0.13)	(0.03)	(0.11)
Net realized and unrealized gains/(losses) on investments	(3.35)		(1.71)	0.97	2.47	1.76	(3.15)
Total from investment operations	(3.38)		(1.64)	1.11	2.34	1.73	(3.26)

Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.13)	—	(0.05)	—	—
Distributions from net realized gains	—		(2.02)	(0.19)	—	(0.88)	—
Total dividends and distributions	(0.17)		(2.15)	(0.19)	(0.05)	(0.88)	—

Net asset value, end of period	$8.23		$11.78	$15.57	$14.65	$12.36	$11.51

Total Return(c)	(29.14	)%(d)	(8.57)%	7.63%	18.97%	16.11%	(22.07)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$576		$917	$1,177	$1,756	$1,435	$834

Ratio of expenses to average net assets
Before expense limitation	3.27	%(e)	3.19%	2.79%	2.85%	3.01%	2.94%
After expense limitation(f)	2.58	%(e)	2.50%	2.50%	2.50%	2.51%	2.50%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.29	)%(e)	(0.13)%	0.64%	(1.27)%	(0.73)%	(1.22)%
After expense limitation(f)	(0.60	)%(e)	0.56%	0.93%	(0.92)%	(0.23)%	(0.78)%
Portfolio turnover rate	16	%(d)	111%	117%	68%	81%	48%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2020	41

ICON Natural Resources Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016 (a)	Year Ended September 30, 2015
Net asset value, beginning of period	$12.36		$16.25	$15.17	$12.73	$11.75	$14.96
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.01		0.16	0.29	(0.03)	0.06	(0.01)
Net realized and unrealized gains/(losses) on investments	(3.50)		(1.78)	0.98	2.54	1.81	(3.20)
Total from investment operations	(3.49)		(1.62)	1.27	2.51	1.87	(3.21)

Less dividends and distributions:
Dividends from net investment income	(0.20)		(0.25)	—	(0.07)	(0.01)	—
Distributions from net realized gains	—		(2.02)	(0.19)	—	(0.88)	—
Total dividends and distributions	(0.20)		(2.27)	(0.19)	(0.07)	(0.89)	—

Net asset value, end of period	$8.67		$12.36	$16.25	$15.17	$12.73	$11.75

Total Return(c)	(28.79	)%(d)	(7.92)%	8.43%	19.81%	17.05%	(21.46)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,037		$2,733	$4,231	$5,629	$4,451	$3,078

Ratio of expenses to average net assets
Before expense limitation	2.29	%(e)	2.19%	1.86%	1.91%	2.02%	1.76%
After expense limitation(f)	1.80	%(e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.31	)%(e)	0.85%	1.71%	(0.35)%	0.24%	(0.06)%
After expense limitation(f)	0.18	%(e)	1.29%	1.82%	(0.19)%	0.51%	(0.05)%
Portfolio turnover rate	16	%(d)	111%	117%	68%	81%	48%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.

The accompanying notes are an integral part of the financial statements.
42	www.iconfunds.com

ICON Utilities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$10.25		$8.85	$9.29	$9.49		$8.03	$7.90
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.09		0.26	0.28	0.27		0.30	0.28
Net realized and unrealized gains/(losses) on investments	(1.73)		1.45	0.07	0.59		1.43	0.11
Total from investment operations	(1.64)		1.71	0.35	0.86		1.73	0.39

Less dividends and distributions:
Dividends from net investment income	(0.10)		(0.26)	(0.31)	(0.27)		(0.27)	(0.26)
Distributions from net realized gains	(0.33)		(0.05)	(0.48)	(0.79)		—	—
Total dividends and distributions	(0.43)		(0.31)	(0.79)	(1.06)		(0.27)	(0.26)

Net asset value, end of period	$8.18		$10.25	$8.85	$9.29		$9.49	$8.03

Total Return	(16.68	)%(b)	19.76%	4.17%	9.88%		21.74%	4.93%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$34,484		$46,006	$30,883	$35,816		$43,864	$19,107

Ratio of expenses to average net assets
Before expense limitation	1.62	%(c)	1.57%	1.60%	1.54%		1.59%	1.70%
After expense limitation(d)	1.32	%(c)	1.22%	1.22%	1.44	%(e)	1.50%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	1.47	%(c)	2.38%	2.82%	2.83%		3.15%	3.12%
After expense limitation(d)	1.77	%(c)	2.73%	3.20%	2.93%		3.24%	3.32%
Portfolio turnover rate	7	%(b)	144%	156%	160%		168%	243%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.
(e)	Effective July 1, 2017, the annual expense limitation rate changed from 1.50% to 1.22%.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2020	43

ICON Utilities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of period	$10.07		$8.70	$9.14	$9.35		$7.92	$7.81
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.07		0.23	0.25	0.24		0.28	0.26
Net realized and unrealized gains/(losses) on investments	(1.71)		1.43	0.08	0.59		1.40	0.11
Total from investment operations	(1.64)		1.66	0.33	0.83		1.68	0.37

Less dividends and distributions:
Dividends from net investment income	(0.08)		(0.24)	(0.29)	(0.25)		(0.25)	(0.26)
Distributions from net realized gains	(0.33)		(0.05)	(0.48)	(0.79)		—	—
Total dividends and distributions	(0.41)		(0.29)	(0.77)	(1.04)		(0.25)	(0.26)

Net asset value, end of period	$8.02		$10.07	$8.70	$9.14		$9.35	$7.92

Total Return(c)	(16.89	)%(d)	19.47%	3.97%	9.63%		21.29%	4.63%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,692		$6,052	$5,540	$8,293		$15,868	$5,679

Ratio of expenses to average net assets
Before expense limitation	1.87	%(e)	1.77%	1.73%	1.84%		1.79%	1.89%
After expense limitation(f)	1.58	%(e)	1.47%	1.47%	1.69	%(g)	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	1.21	%(e)	2.20%	2.62%	2.48%		3.10%	3.04%
After expense limitation(f)	1.50	%(e)	2.50%	2.88%	2.63%		3.14%	3.18%
Portfolio turnover rate	7	%(d)	144%	156%	160%		168%	243%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, dividends on short positions, or extraordinary expenses, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, dividends on short positions, and extraordinary expenses, when applicable.
(g)	Effective July 1, 2017, the annual expense limitation rate changed from 1.75% to 1.47%.

The accompanying notes are an integral part of the financial statements.
44	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

1. ORGANIZATION

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Natural Resources Fund (“Natural Resources Fund”) and ICON Utilities Fund (“Utilities Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end non-diversified investment management company. Each Fund offers two classes of shares: Class S and Class A. The Energy Fund and the Natural Resources Fund also offer a Class C share. All classes have equal rights as to earnings, assets, and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity and small market share.

The Consumer Staples Fund has a significant weighting in the Packaged Foods & Meats industry, the Energy Fund has a significant weighting in the Integrated Oil & Gas industry, the Financial Fund has a significant weighting in the Diversified Banks Industry, the Healthcare Fund has a significant weighting in the Pharmaceuticals industry, the Industrials Fund has a significant weighting in the Aerospace & Defense industry, the Information Technology Fund has a significant weighting in the Data Processing & Outsourced Services industry, and the Utilities Fund has a significant weighting in the Multi-Utilities and Electric Utilities industries which may cause the Funds’ performance to be susceptible to the economic, business and/or other developments that may affect those industries.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Time) on each day the NYSE is open for trading.

Semi-Annual Report | March 31, 2020	45

ICON Sector Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Valuation Committee pursuant to procedures approved by the Funds’ Board of Trustees (the “Board”).

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ Valuation Committee determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation is to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subse quent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its NAV. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.
Level 2 —	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3 —	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments based on the inputs used to determine their values on March 31, 2020:

ICON Consumer Discretionary Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$14,183,738	$—	$—	$14,183,738
Total	$14,183,738	$—	$—	$14,183,738

ICON Consumer Staples Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$5,326,136	$—	$—	$5,326,136
Collateral for Securities on Loan	—	262,654	—	262,654
Total	$5,326,136	$262,654	$—	$5,588,790

46	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

ICON Energy Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$41,868,656	$—	$—	$41,868,656
Total	$41,868,656	$—	$—	$41,868,656

ICON Financial Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$23,975,252	$—	$—	$23,975,252
Total	$23,975,252	$—	$—	$23,975,252

ICON Healthcare Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$50,530,936	$—	$—	$50,530,936
Total	$50,530,936	$—	$—	$50,530,936

ICON Industrials Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$8,927,215	$—	$—	$8,927,215
Total	$8,927,215	$—	$—	$8,927,215

ICON Information Technology Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$45,964,001	$—	$—	$45,964,001
Total	$45,964,001	$—	$—	$45,964,001

ICON Natural Resources Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Paper Packaging	$6,077,097	$416,898	$—	$6,493,995
Other	27,965,863	—	—	27,965,863
Total	$34,042,960	$416,898	$—	$34,459,858

ICON Utilities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$39,214,276	$—	$—	$39,214,276
Total	$39,214,276	$—	$—	$39,214,276

* Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.

There were no Level 3 securities held in any of the Funds at March 31, 2020.

Semi-Annual Report | March 31, 2020	47

ICON Sector Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at NAV. NAV per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading. The NAV is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Cash and Cash Equivalents

Idle cash may be swept into an overnight demand deposit account and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds may purchase and/or write (sell) call and put options on any security in which they may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limiting gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase or sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

The Funds did not write or purchase options during the six months period ended March 31, 2020.

48	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Collateral is received in exchange for securities on loan in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non -U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by assets that generally exceed the value of the securities on loan. Collateral may consist of cash or securities issued or guaranteed by the United States government or its agencies or instrumentalities. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

The following is a summary of the Funds’ securities lending positions and related cash and non-cash collateral received as of March 31, 2020:

	Market Value of Securities on Loan	Market Value of Cash Collateral Received	Market Value of Non-Cash Collateral Received	Total Collateral Received	Excess Collateral
ICON Consumer Staples Fund	$770,255	$262,654	$527,063	$789,717	$19,462
ICON Energy Fund	388,571	—	709,200	709,200	320,629
ICON Financial Fund	1,996,152	—	2,157,750	2,157,750	161,598
ICON Industries Fund	108,456	—	112,975	112,975	4,519
ICON Information Technology Fund	1,744,200	—	1,820,700	1,820,700	76,500

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest cash collateral received from lending in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedules of Investments. The Funds bear the risk of loss with respect to the investment of cash collateral. The State Street Navigator Securities Lending Government Money Market Portfolio is a Government Money Market Portfolio designed to provide continuous daily liquidity. Non-Cash collateral received consists of securities issued or guaranteed by the United States government or its agencies or instrumentalities with remaining maturities ranging from overnight to 30 years. Non-cash collateral is not disclosed on the Funds’ Schedules of Investments or their Statements of Assets and Liabilities as the Funds do not have the ability to re-hypothecate these securities. The net securities lending income earned by the Funds for the six months ended March 31, 2020, is included in the Statements of Operations.

The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020. It may also include collateral received from the pre-funding of security loans.

Security loans consist of equity securities and generally do not have a stated maturity date. The Funds may recall a loaned security at any time.

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains. As of and during the six months ended March 31, 2020, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Semi-Annual Report | March 31, 2020	49

ICON Sector Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in specific country or region.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class or number of shareholder accounts. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets or number of shareholder accounts. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

50	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Below are additional class level expenses for the six months ended March 31, 2020 that are included on the Statements of Operations:

Fund	Printing Fees*	Transfer Agent Fees*	Registration Fees
ICON Consumer Discretionary Fund
Class S	$1,978	$22,375	$8,886
Class A	44	1,109	2,723
ICON Consumer Staples Fund
Class S	772	17,812	8,315
Class A	119	3,322	3,663
ICON Energy Fund
Class S	10,727	168,158	9,501
Class C	295	3,343	4,130
Class A	282	3,821	3,940
ICON Financial Fund
Class S	2,395	31,659	10,359
Class A	80	2,045	2,936
ICON Healthcare Fund
Class S	4,249	60,594	10,569
Class A	139	2,251	3,224
ICON Industrials Fund
Class S	1,832	17,851	9,191
Class A	63	835	3,334
ICON Information Technology Fund
Class S	2,900	43,558	10,473
Class A	120	1,862	4,268
ICON Natural Resources Fund
Class S	5,699	69,620	10,719
Class C	53	818	3,124
Class A	249	4,266	4,105
ICON Utilities Fund
Class S	2,200	44,531	10,240
Class A	90	2,731	4,141

* Printing fees and Transfer agent out of pocket fees are a Fund level expense.

Semi-Annual Report | March 31, 2020	51

ICON Sector Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

3. FEES, OTHER SERVICES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of investments. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% on the first $500 million of average daily net assets, 0.95% on the next $250 million, 0.925% on the next $750 million, 0.90% on the next $3.5 billion, and 0.875% on average daily net assets over $5 billion.

ICON Advisers has contractually agreed to limit its Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales, acquired fund fees and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Consumer Discretionary Fund	1.74%	—	1.99%
ICON Consumer Staples Fund	1.50%	—	1.75%
ICON Energy Fund	1.50%	2.50%	1.75%
ICON Financial Fund	1.50%	—	1.75%
ICON Healthcare Fund	1.50%	—	1.75%
ICON Industrials Fund	1.50%	—	1.75%
ICON Information Technology Fund	1.50%	—	1.75%
ICON Natural Resources Fund	1.50%	2.50%	1.75%
ICON Utilities Fund	1.22%	—	1.47%

The Funds’ expense limitations will continue in effect until at least January 31, 2021. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time these payments are proposed.

As of March 31, 2020, the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2020	Expires 2021	Expires 2022	Expires 2023
ICON Consumer Discretionary Fund	$1,281	$3,577	$6,302	$2,733
ICON Consumer Staples Fund	34,774	69,700	68,895	40,899
ICON Energy Fund	—	3,104	176,080	127,148
ICON Financial Fund	2,828	5,239	20,420	10,086
ICON Healthcare Fund	941	3,569	12,644	13,987
ICON Industrials Fund	33,658	50,110	60,704	28,596
ICON Information Technology Fund	3,577	5,978	8,958	4,501
ICON Natural Resources Fund	14,903	69,036	137,022	43,554
ICON Utilities Fund	39,562	130,032	148,743	75,433

Accounting, Custody and Transfer Agent Fees

ALPS Fund Services (“ALPS”) serves as the fund accounting agent for the Trust. For its services, the Trust pays ALPS a fee that is calculated daily and paid monthly, which is the greater of an annual rate based on the aggregate average daily net assets of the Trust or a contractual minimum annual fee.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

ALPS is the Trust’s transfer agent. For these services, the Trust pays an annual fee plus annual base fee per Fund, per account fees and out-of-pocket expenses.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily

52	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

net assets over $5 billion. For the six months ended March 31, 2020, each Fund’s payment for administrative services to ICON Advisers is included on the Statements of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement, with ALPS, under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee, that is calculated daily and paid monthly, which is the greater of an annual rate based on the aggregate average daily net assets of the Trust or a contractual minimum annual fee.

Distribution Fees

ICON Distributors, Inc. (“IDI” or “Distributor”), a wholly-owned subsidiary of ICON Management and Research and affiliate of ICON Advisers, Inc., serves the Trust as Distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate or reimburse the Distributor for the sale and distribution of shares and for other shareholder services. The shareholders of the Funds pay an annual distribution fee of 1.00% of average daily net assets for Class C shares and an annual distribution fee of 0.25% of average daily net assets for Class A shares. There is no annual distribution fee for Class S shares. The total amount paid by each Fund under the 12b-1 Plan is shown on the Statements of Operations.

Class A Shares are subject to an initial sales charge and the public offering price of Class A shares equals net asset value plus the applicable sales charge, which is a maximum of 5.75%. For the six months ended March 31, 2020, IDI collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries, as follows:

Fund	Sales Charges Collected (Unaudited)
ICON Consumer Discretionary Fund Class A	$326
ICON Consumer Staples Fund Class A	711
ICON Energy Fund Class A	695
ICON Financial Fund Class A	514
ICON Healthcare Fund Class A	354
ICON Industrials Fund Class A	269
ICON Information Technology Fund Class A	430
ICON Natural Resources Fund Class A	87
ICON Utilities Fund Class A	580

In addition, IDI receives a contingent deferred sales charge of 1.00% of the purchase price on redemptions of Class C shares made within one year following the date of purchase. A 1.00% contingent deferred sales charge may also apply to certain redemptions of Class A shares made within one year following the purchase of $1 million or more without an initial sales charge. For the six months ended March 31, 2020, IDI collected the following contingent deferred sales charges:

Fund	Contingent Deferred Sales Charges Collected (Unaudited)
ICON Energy Fund Class C	$170

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust pays a portion of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the six months ended March 31, 2020, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statements of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board reviews and approves such reimbursements. For the six months ended March 31, 2020, the total related amounts accrued and paid by the Funds under this arrangement was $0.

The Funds did not engage in cross trades with each other, during the six months ended March 31, 2020, pursuant to Rule 17a-7 under the 1940 Act. Generally, cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth

Semi-Annual Report | March 31, 2020	53

ICON Sector Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

by Rule 17a-7 and the Funds’ procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund.

4. BORROWINGS

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $30 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The Line of Credit agreement/arrangement expired on March 16, 2020.

For the six months ended March 31, 2020, the average outstanding loan by Fund was as follows:

Fund	Maximum Borrowing (10/01/19 - 03/31/20)	Average Borrowing (10/01/19 - 03/31/20)^	Average Interest Rates (10/01/19 - 03/31/20)^
ICON Consumer Discretionary Fund*	$80,223	$62,805	2.98%
ICON Consumer Staples Fund*	65,772	46,044	2.81%
ICON Energy Fund*	772,359	244,762	2.99%
ICON Financial Fund*	4,343,303	738,886	2.88%
ICON Healthcare Fund*	265,589	121,035	2.82%
ICON Industrials Fund*	413,451	270,345	2.82%
ICON Information Technology Fund*	1,840,663	324,672	2.90%
ICON Natural Resources Fund*	2,069,506	392,536	2.85%
ICON Utilities Fund*	1,920,299	355,797	2.85%

* There were no outstanding borrowings under this agreement/arrangement as of March 31, 2020.
^ The average is calculated based on the actual number of days with outstanding borrowings.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Consumer Discretionary Fund	$2,603,775	$4,139,662
ICON Consumer Staples Fund	1,902,920	6,545,052
ICON Energy Fund	17,104,210	31,877,641
ICON Financial Fund	9,406,487	11,114,065
ICON Healthcare Fund	10,975,006	17,088,965
ICON Industrials Fund	2,036,700	1,886,225
ICON Information Technology Fund	9,328,997	15,246,674
ICON Natural Resources Fund	8,410,442	17,853,563
ICON Utilities Fund	3,269,539	6,831,702

6. FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

Under current law, capital losses  maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

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ICON Sector Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

The capital losses with no expiration were as follows:

Fund	Short-Term	Long-Term
ICON Consumer Discretionary Fund	$43,895	$220,648
ICON Consumer Staples Fund	—	475,915
ICON Energy Fund	78,475,365	95,358,320
ICON Natural Resources Fund	99,314	109,675

The following Funds elect to defer to the period ending September 30, 2020, capital losses recognized during the period November 1, 2018 to September 30, 2019:

Fund	Capital Losses Recognized
ICON Consumer Discretionary Fund	$1,839,002
ICON Energy Fund	21,782,634
ICON Healthcare Fund	322,313
ICON Industrials Fund	572,088
ICON Natural Resources Fund	5,134,405

The following Funds elect to defer to the period ending September 30, 2020, late year ordinary losses:

Fund	Ordinary Losses Recognized
ICON Consumer Discretionary Fund	$99,309
ICON Healthcare Fund	187,370
ICON Information Technology Fund	107,440

For the year ended September 30, 2019, the following reclassifications were made, which had no impact on results of operations or net assets.

Fund	Paid-in Capital	Total Distributable Earnings
ICON Consumer Discretionary Fund	$(2,565)	$2,565
ICON Energy Fund	(98,834)	98,834
ICON Industrials Fund	2,670	(2,670)
ICON Information Technology Fund	(35,491)	35,491
ICON Natural Resources Fund	5,080	(5,080)

For Consumer Discretionary Fund and Information Technology Fund included in the amounts reclassified were a net operating loss offset to paid in capital of $2,565 and $35,491, respectively.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2019, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
ICON Consumer Staples Fund	$102,337	$—	$—
ICON Energy Fund	36,753	—	485,179
ICON Financial Fund	244,510	—	—
ICON Healthcare Fund	1,645,473	3,376,583	—
ICON Information Technology Fund	5,119,639	2,164,142	—
ICON Natural Resources Fund	5,186,377	5,752,876	—
ICON Utilities Fund	1,276,398	164,374	—

Semi-Annual Report | March 31, 2020	55

ICON Sector Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Other Cumulative Effect of Timing Differences	Unrealized Appreciation/(Depreciation)*	Total Accumulated Earnings/(Deficit)
ICON Consumer Discretionary Fund	$—	$(2,103,545)	$(99,309)	$1,492,640	$(710,214)
ICON Consumer Staples Fund	68,775	(475,915)	—	(2,152)	(409,292)
ICON Energy Fund	—	(195,616,319)	—	(10,747,760)	(206,364,079)
ICON Financial Fund	218,126	224,592	—	6,328,354	6,771,072
ICON Healthcare Fund	—	(322,313)	(187,370)	2,232,390	1,722,707
ICON Industrials Fund	43,655	(572,088)	—	1,890,685	1,362,252
ICON Information Technology Fund	—	2,388,009	(107,440)	11,586,153	13,866,722
ICON Natural Resources Fund	864,664	(5,343,394)	—	307,796	(4,170,934)
ICON Utilities Fund	1,135,342	566,581	—	6,368,423	8,070,346

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax treatment of tax deferral of losses on wash sales.

As of March 31, 2020, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)*	Cost of Investments for Income Tax Purposes
ICON Consumer Discretionary Fund	$997,441	$(3,674,797)	$(2,677,356)	$16,861,094
ICON Consumer Staples Fund	99,281	(957,335)	(858,054)	6,446,844
ICON Energy Fund	8,960	(51,878,482)	(51,869,522)	93,738,178
ICON Financial Fund	1,778,579	(6,605,390)	(4,826,811)	28,802,063
ICON Healthcare Fund	8,395,300	(3,790,245)	4,605,055	45,925,881
ICON Industrials Fund	627,753	(2,229,571)	(1,601,818)	10,529,033
ICON Information Technology Fund	10,321,491	(5,527,929)	4,793,562	41,170,439
ICON Natural Resources Fund	312,510	(10,780,733)	(10,468,223)	44,928,081
ICON Utilities Fund	2,175,672	(4,664,930)	(2,489,258)	41,703,534

* This balance includes appreciation/(depreciation) of foreign currency.

7. PENDING TRANSACTION

On October 23, 2019, ICON Advisers, Inc., the investment adviser to ICON Funds, a Massachusetts business trust and open-end investment company (“ICON”), and CCM Partners, LP d/b/a Shelton Capital Management, the investment adviser of SCM Trust, a Massachusetts business trust and open-end investment company (“SCM Trust”), entered into a Transaction Agreement whereby they each agreed to recommend to the Board of Trustees of ICON and SCM Trust, respectively, that the separate funds of ICON be reorganized with and into certain SCM Trust funds.

In connection with the Transaction Agreement, on February 7, 2020 the Board of Trustees of ICON Funds unanimously approved Agreements and Plans of Reorganization (the “Agreements”) in respect of the proposed Fund reorganizations listed below (each, a “Reorganization”). The Board of Trustees of SCM Trust approved the Agreements on February 6, 2020. Each Agreement provides for the transfer of the assets and liabilities of each Fund (except the ICON International Equity Fund) to a corresponding, newly formed fund and of the ICON International Equity Fund into the already existing Shelton International Select Equity Fund series of the SCM Trust (each such acquiring fund, an “Acquiring Fund,” and collectively the “Acquiring Funds”) in the SCM Trust in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the respective Fund as of the close of business on the closing date. The proposed Reorganizations will result in the consolidation of 16 ICON Funds into eight new Acquiring Funds as shown in the table below.

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ICON Sector Funds	Notes to Financial Statements

March 31, 2020 (Unaudited)

Current Acquired Funds of ICON Funds	Corresponding Acquiring Funds of SCM Trust
ICON Fund	ICON Equity Fund
ICON Long/Short Fund	ICON Equity Fund
ICON Opportunities Fund	ICON Equity Fund

ICON Equity Income Fund	ICON Equity Income Fund
ICON Risk-Managed Balanced Fund	ICON Equity Income Fund

ICON Consumer Discretionary Fund	ICON Consumer Select Fund
ICON Consumer Staples Fund	ICON Consumer Select Fund
ICON Financial Fund	ICON Consumer Select Fund

ICON Energy Fund	ICON Natural Resources Fund
ICON Industrials Fund	ICON Natural Resources Fund
ICON Natural Resources Fund	ICON Natural Resources Fund

ICON Information Technology Fund	ICON Health and Information Technology Fund
ICON Healthcare Fund	ICON Health and Information Technology Fund

ICON Utilities Fund	ICON Utilities and Income Fund

ICON Flexible Bond Fund	ICON Flexible Bond Fund

ICON Emerging Markets Fund	Shelton Emerging Markets Fund

If the Reorganizations are approved by the shareholders of each Fund, the Acquiring Funds (other than the Shelton Emerging Markets Fund and Shelton International Select Equity Fund) will be advised by Shelton Capital Management an sub-advised by ICON Advisers, Inc. The Shelton Emerging Markets Fund will be advised by Shelton Capital Management with no sub-adviser. The Shelton International Select Equity Fund will continue to be advised by Shelton Capital Management with no sub-adviser.

Each Reorganization is subject to the approval of shareholders of each Fund. Shareholders of record of each Fund as of the close of business on March 23, 2020, the record date for the Special Meeting, will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the ICON Funds Board of Trustees considered in approving the Agreement. The Special Meeting scheduled to take place on May 20, 2020 was adjourned in order to provide shareholders who had not yet cast their proxy vote additional time to do so. Each Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, each Reorganization is expected to close on June 26, 2020, or as soon as practicable thereafter. This is subject to change.

In conjunction with the Agreement, Class C shares of the Funds are now closed to new or additional purchases.

8. SUBSEQUENT EVENTS

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser participated in the Paycheck Protection Program (“PPP”) and received a loan of $611,000. This loan is forgivable if the proceeds are used to cover payroll costs, rent, and utility costs over the 8 week period after the loan is made. The Adviser is not currently experiencing conditions that are reasonably likely to impair its ability to meet contractual commitments to its clients, including the ICON Funds. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

Semi-Annual Report | March 31, 2020	57

ICON Sector Funds	Disclosure of Fund Expenses

March 31, 2020 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-months period (10/01/19 – 03/31/20).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expense Ratio(a)	Expenses Paid During period October 1, 2019 - March 31, 2020(b)
ICON Consumer Discretionary Fund
Class S
Actual	$1,000.00	$ 760.60	1.90%	$ 8.36
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	1.90%	$ 9.57
Class A
Actual	$1,000.00	$ 760.30	2.18%	$ 9.59
Hypothetical (5% return before expenses)	$1,000.00	$1,014.10	2.18%	$10.98

ICON Consumer Staples Fund
Class S
Actual	$1,000.00	$ 794.30	1.68%	$7.54
Hypothetical (5% return before expenses)	$1,000.00	$1,016.60	1.68%	$8.47
Class A
Actual	$1,000.00	$ 792.90	1.89%	$8.52
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	1.89%	$9.57

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ICON Sector Funds	Disclosure of Fund Expenses

March 31, 2020 (Unaudited)

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expense Ratio(a)	Expenses Paid During period October 1, 2019 - March 31, 2020(b)
ICON Energy Fund
Class S
Actual	$1,000.00	$ 496.70	1.57%	$5.84
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	1.57%	$7.87
Class C
Actual	$1,000.00	$ 494.60	2.57%	$9.60
Hypothetical (5% return before expenses)	$1,000.00	$1,012.15	2.57%	$12.93
Class A
Actual	$1,000.00	$ 496.30	1.81%	$6.77
Hypothetical (5% return before expenses)	$1,000.00	$1,015.95	1.81%	$9.12

ICON Financial Fund
Class S
Actual	$1,000.00	$ 704.60	1.63%	$6.99
Hypothetical (5% return before expenses)	$1,000.00	$1,016.80	1.63%	$8.27
Class A
Actual	$1,000.00	$ 704.80	1.89%	$8.06
Hypothetical (5% return before expenses)	$1,000.00	$1,015.55	1.89%	$9.52

ICON Healthcare Fund
Class S
Actual	$1,000.00	$ 982.60	1.57%	$7.83
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	1.57%	$7.97
Class A
Actual	$1,000.00	$ 981.70	1.82%	$9.02
Hypothetical (5% return before expenses)	$1,000.00	$1,015.90	1.82%	$9.17

ICON Industrials Fund
Class S
Actual	$1,000.00	$ 730.90	1.63%	$7.05
Hypothetical (5% return before expenses)	$1,000.00	$1,016.85	1.63%	$8.22
Class A
Actual	$1,000.00	$ 730.30	1.89%	$8.13
Hypothetical (5% return before expenses)	$1,000.00	$1,015.60	1.89%	$9.47

ICON Information Technology Fund
Class S
Actual	$1,000.00	$ 912.80	1.57%	$7.51
Hypothetical (5% return before expenses)	$1,000.00	$1,017.15	1.57%	$7.92
Class A
Actual	$1,000.00	$ 911.90	1.85%	$8.84
Hypothetical (5% return before expenses)	$1,000.00	$1,015.75	1.85%	$9.32

ICON Natural Resources Fund
Class S
Actual	$1,000.00	$ 713.10	1.58%	$6.77
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	1.58%	$7.97
Class C
Actual	$1,000.00	$ 708.60	2.58%	$11.02
Hypothetical (5% return before expenses)	$1,000.00	$1,012.10	2.58%	$12.98
Class A
Actual	$1,000.00	$ 712.10	1.80%	$7.75
Hypothetical (5% return before expenses)	$1,000.00	$1,015.95	1.80%	$9.12

Semi-Annual Report | March 31, 2020	59

ICON Sector Funds	Disclosure of Fund Expenses

March 31, 2020 (Unaudited)

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expense Ratio(a)	Expenses Paid During period October 1, 2019 - March 31, 2020(b)
ICON Utilities Fund
Class S
Actual	$1,000.00	$ 833.20	1.32%	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	1.32%	$6.66
Class A
Actual	$1,000.00	$ 831.10	1.58%	$7.23
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	1.58%	$7.97

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 183/366 (to reflect the half-year period).

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

60	www.iconfunds.com

ICON Sector Funds	Additional Information

March 31, 2020 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

Semi-Annual Report | March 31, 2020	61

ICON Sector Funds	Privacy Policy

March 31, 2020 (Unaudited)

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number and account balances

●     income and transaction history

●     checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

62	www.iconfunds.com

ICON Sector Funds	Privacy Policy

March 31, 2020 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

●     open an account or enter into an investment advisory contract

●     provide account information or give us your contact information

●     make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes — information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●     Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● ICON doesn’t jointly market

Semi-Annual Report | March 31, 2020	63

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, Suite 1200
Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The schedule of investments in securities of unaffiliated issuers is included in Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President (Principal Executive Officer)

Date    May 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President (Principal Executive Officer)

Date    May 27, 2020

By (Signature and Title)*	/s/ Brian D. Harding
Brian D. Harding, Treasurer (Principal Financial Officer)

Date    May 27, 2020

*	Print the name and title of each signing officer under his or her signature.